Schedule of Investments (unaudited)	iShares® 1-5 Year Investment Grade Corporate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.1%
Interpublic Group of Companies Inc. (The), 4.65%, 10/01/28 (Call 07/01/28)(a)	$2,020	$1,949,863
Omnicom Group Inc., 3.60%, 04/15/26 (Call 01/15/26)(a)	11,488	11,077,641
		13,027,504
Aerospace & Defense — 1.4%
Airbus SE, 3.15%, 04/10/27 (Call 01/10/27)(b)	5,160	4,859,581
BAE Systems Finance Inc., 7.50%, 07/01/27(b)	870	924,234
BAE Systems Holdings Inc., 3.85%, 12/15/25 (Call 09/15/25)(b)	5,839	5,653,890
Boeing Co. (The)
2.20%, 02/04/26 (Call 02/04/24)	35,693	33,367,534
2.25%, 06/15/26 (Call 03/15/26)	2,890	2,671,309
2.50%, 03/01/25 (Call 12/01/24)(a)	1,793	1,719,597
2.60%, 10/30/25 (Call 07/30/25)(a)	2,060	1,946,638
2.70%, 02/01/27 (Call 12/01/26)	6,585	6,083,184
2.75%, 02/01/26 (Call 01/01/26)	9,315	8,811,036
2.80%, 03/01/27 (Call 12/01/26)	2,189	2,021,007
3.10%, 05/01/26 (Call 03/01/26)	4,199	3,987,397
3.25%, 02/01/28 (Call 12/01/27)	7,818	7,257,872
3.25%, 03/01/28 (Call 12/01/27)	2,420	2,217,073
3.45%, 11/01/28 (Call 08/01/28)(a)	325	297,032
4.88%, 05/01/25 (Call 04/01/25)	22,879	22,638,376
5.04%, 05/01/27 (Call 03/01/27)(a)	12,907	12,823,007
General Dynamics Corp.
1.15%, 06/01/26 (Call 05/01/26)(a)	3,745	3,419,924
2.13%, 08/15/26 (Call 05/15/26)	3,542	3,295,650
2.63%, 11/15/27 (Call 08/15/27)	1,370	1,257,839
3.25%, 04/01/25 (Call 03/01/25)	5,085	4,957,442
3.50%, 05/15/25 (Call 03/15/25)	5,184	5,064,142
3.50%, 04/01/27 (Call 02/01/27)(a)	5,243	5,027,040
3.75%, 05/15/28 (Call 02/15/28)	8,082	7,742,590
HEICO Corp., 5.25%, 08/01/28 (Call 07/01/28)	4,530	4,518,395
Hexcel Corp.
4.20%, 02/15/27 (Call 11/15/26)	2,460	2,342,027
4.95%, 08/15/25 (Call 05/15/25)	2,345	2,321,511
Howmet Aerospace Inc.
5.90%, 02/01/27(a)	6,000	6,038,862
6.75%, 01/15/28(a)	2,190	2,260,314
6.88%, 05/01/25 (Call 04/01/25)	475	480,703
L3Harris Technologies Inc.
3.83%, 04/27/25 (Call 01/27/25)	4,675	4,560,367
3.85%, 12/15/26 (Call 09/15/26)	3,704	3,576,274
4.40%, 06/15/28 (Call 03/15/28)(a)	6,034	5,835,234
4.40%, 06/15/28 (Call 03/15/28)	6,142	5,939,677
5.40%, 01/15/27(a)	8,310	8,379,087
Lockheed Martin Corp.
3.55%, 01/15/26 (Call 10/15/25)	7,443	7,258,538
4.45%, 05/15/28 (Call 04/15/28)(a)	2,470	2,438,614
4.95%, 10/15/25 (Call 09/15/25)(a)	4,090	4,089,505
5.10%, 11/15/27 (Call 10/15/27)(a)	6,252	6,340,906
Northrop Grumman Corp.
2.93%, 01/15/25 (Call 11/15/24)(a)	10,240	9,953,268
3.20%, 02/01/27 (Call 11/01/26)	5,232	4,942,043
3.25%, 01/15/28 (Call 10/15/27)	14,040	13,125,151
RTX Corp.
2.65%, 11/01/26 (Call 08/01/26)	4,676	4,362,637
3.13%, 05/04/27 (Call 02/04/27)	6,967	6,502,004
3.50%, 03/15/27 (Call 12/15/26)(a)	7,473	7,080,709
Security	Par (000)	Value

Aerospace & Defense (continued)
3.95%, 08/16/25 (Call 06/16/25)	$10,754	$10,485,950
4.13%, 11/16/28 (Call 08/16/28)	17,276	16,440,135
5.00%, 02/27/26 (Call 01/27/26)	3,765	3,744,776
5.75%, 11/08/26 (Call 10/08/26)	6,670	6,759,065
5.75%, 01/15/29 (Call 12/15/28)	5,220	5,328,414
6.70%, 08/01/28(a)	1,005	1,059,945
7.20%, 08/15/27(a)	2,505	2,652,739
		306,860,244
Agriculture — 1.1%
Altria Group Inc.
2.35%, 05/06/25 (Call 04/06/25)	5,915	5,660,454
2.63%, 09/16/26 (Call 06/16/26)(a)	3,610	3,363,797
4.40%, 02/14/26 (Call 12/14/25)	7,746	7,600,378
6.20%, 11/01/28 (Call 10/01/28)	2,505	2,577,504
Archer-Daniels-Midland Co., 2.50%, 08/11/26 (Call 05/11/26)	7,098	6,689,553
BAT Capital Corp.
2.26%, 03/25/28 (Call 01/25/28)	14,164	12,408,216
3.22%, 09/06/26 (Call 07/06/26)	6,958	6,557,790
3.56%, 08/15/27 (Call 05/15/27)	9,719	9,097,830
4.70%, 04/02/27 (Call 02/02/27)	7,575	7,394,625
BAT International Finance PLC
1.67%, 03/25/26 (Call 02/25/26)(a)	10,069	9,230,352
3.95%, 06/15/25(b)	185	180,734
4.45%, 03/16/28 (Call 02/16/28)	9,367	8,985,290
Bunge Ltd. Finance Corp.
1.63%, 08/17/25 (Call 07/17/25)(a)	5,076	4,752,302
3.25%, 08/15/26 (Call 05/15/26)(a)	5,424	5,148,485
3.75%, 09/25/27 (Call 06/25/27)	4,090	3,886,437
Cargill Inc.
0.75%, 02/02/26 (Call 01/02/26)(b)	3,378	3,082,409
3.50%, 04/22/25 (Call 04/22/24)(a)(b)	3,810	3,718,349
3.63%, 04/22/27 (Call 03/22/27)(a)(b)	3,535	3,388,638
4.50%, 06/24/26(a)(b)	4,080	4,020,530
4.88%, 10/10/25 (Call 09/10/25)(b)	5,360	5,347,133
Imperial Brands Finance PLC
3.50%, 07/26/26 (Call 05/26/26)(b)	5,354	5,046,623
4.25%, 07/21/25 (Call 04/21/25)(a)(b)	10,422	10,169,400
6.13%, 07/27/27 (Call 06/27/27)(b)	6,741	6,832,984
Philip Morris International Inc.
0.88%, 05/01/26 (Call 04/01/26)	5,183	4,681,086
1.50%, 05/01/25 (Call 04/01/25)	5,314	5,040,809
2.75%, 02/25/26 (Call 11/25/25)(a)	5,131	4,867,300
3.13%, 08/17/27 (Call 05/17/27)(a)	2,695	2,518,782
3.13%, 03/02/28 (Call 12/02/27)(a)	1,545	1,433,333
3.38%, 08/11/25 (Call 05/11/25)	5,213	5,045,575
4.88%, 02/13/26(a)	11,330	11,251,425
4.88%, 02/15/28 (Call 01/15/28)	14,843	14,678,885
5.00%, 11/17/25	5,090	5,065,161
5.13%, 11/17/27 (Call 10/17/27)	11,978	11,986,569
5.25%, 09/07/28 (Call 08/07/28)(a)	3,050	3,063,519
Reynolds American Inc., 4.45%, 06/12/25 (Call 03/12/25)	14,526	14,283,060
Viterra Finance BV
2.00%, 04/21/26 (Call 03/21/26)(b)	4,752	4,353,347
4.90%, 04/21/27 (Call 03/21/27)(b)	2,945	2,861,891
		226,270,555
Airlines — 0.3%
Delta Air Lines Inc.
4.50%, 10/20/25(b)	7,969	7,776,770

Schedule of Investments (unaudited) (continued)	iShares® 1-5 Year Investment Grade Corporate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Airlines (continued)
4.75%, 10/20/28(a)(b)	$10,445	$10,029,235
7.00%, 05/01/25(b)	5,002	5,054,639
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., 6.50%, 06/20/27 (Call 06/30/24)(b)	18,956	18,852,158
Southwest Airlines Co.
3.00%, 11/15/26 (Call 08/15/26)	877	821,763
3.45%, 11/16/27 (Call 08/16/27)(a)	305	281,894
5.13%, 06/15/27 (Call 04/15/27)	11,771	11,637,377
5.25%, 05/04/25 (Call 04/04/25)	9,035	8,978,503
		63,432,339
Alternate Investments — 0.0%
Blue Owl Capital Corp. II, 8.45%, 11/15/26 (Call 10/15/26)(b)	85	86,565
Oaktree Strategic Credit Fund, 8.40%, 11/14/28 (Call 10/14/28)(b)	30	30,764
		117,329
Apparel — 0.2%
NIKE Inc.
2.38%, 11/01/26 (Call 08/01/26)	6,652	6,238,463
2.40%, 03/27/25 (Call 02/27/25)	6,576	6,367,783
2.75%, 03/27/27 (Call 01/27/27)	6,515	6,118,402
PVH Corp., 4.63%, 07/10/25 (Call 06/10/25)(a)	3,367	3,278,339
Ralph Lauren Corp., 3.75%, 09/15/25 (Call 07/15/25)	2,741	2,661,402
Tapestry Inc.
4.13%, 07/15/27 (Call 04/15/27)	3,075	2,842,189
4.25%, 04/01/25 (Call 01/01/25)	993	967,636
7.00%, 11/27/26	8,970	9,066,730
7.05%, 11/27/25	2,665	2,698,017
7.35%, 11/27/28 (Call 10/27/28)	4,860	4,897,054
VF Corp.
2.40%, 04/23/25 (Call 03/23/25)(a)	4,910	4,641,697
2.80%, 04/23/27 (Call 02/23/27)(a)	3,931	3,525,016
		53,302,728
Auto Manufacturers — 4.3%
American Honda Finance Corp.
1.00%, 09/10/25	5,255	4,885,064
1.20%, 07/08/25	5,606	5,263,800
1.30%, 09/09/26(a)	4,323	3,909,075
1.50%, 01/13/25	7,487	7,178,592
2.00%, 03/24/28	5,200	4,579,939
2.30%, 09/09/26	2,479	2,304,929
2.35%, 01/08/27(a)	1,014	935,569
3.50%, 02/15/28	375	352,491
4.70%, 01/12/28(a)	4,755	4,685,136
4.75%, 01/12/26(a)	3,820	3,790,136
5.00%, 05/23/25	5,320	5,298,605
5.13%, 07/07/28	6,339	6,359,072
5.25%, 07/07/26	4,675	4,701,032
5.65%, 11/15/28	3,455	3,530,049
5.80%, 10/03/25	3,550	3,581,741
Series A, 4.60%, 04/17/25(a)	5,565	5,512,712
BMW U.S. Capital LLC
1.25%, 08/12/26 (Call 07/12/26)(a)(b)	3,656	3,305,497
2.80%, 04/11/26 (Call 01/11/26)(b)	6,353	6,026,554
3.25%, 04/01/25(b)	3,280	3,196,843
3.30%, 04/06/27 (Call 01/06/27)(a)(b)	1,785	1,686,803
3.45%, 04/01/27 (Call 03/01/27)(b)	5,055	4,792,106
3.75%, 04/12/28 (Call 01/12/28)(a)(b)	5,595	5,293,794
Security	Par (000)	Value

Auto Manufacturers (continued)
3.90%, 04/09/25 (Call 03/09/25)(a)(b)	$10,414	$10,224,863
3.95%, 08/14/28 (Call 05/14/28)(b)	50	47,540
5.05%, 08/11/28 (Call 07/11/28)(a)(b)	7,010	6,988,401
5.30%, 08/11/25(a)(b)	5,015	5,027,240
Cummins Inc.
0.75%, 09/01/25 (Call 08/01/25)(a)	3,349	3,106,949
7.13%, 03/01/28	5,763	6,192,880
Daimler Finance North America LLC
1.45%, 03/02/26(b)	7,444	6,852,717
2.13%, 03/10/25(a)(b)	3,179	3,052,189
3.30%, 05/19/25(b)	4,872	4,733,559
Daimler Trucks Finance North America LLC
2.00%, 12/14/26(a)(b)	8,703	7,877,564
3.50%, 04/07/25(b)	3,622	3,520,711
3.65%, 04/07/27(a)(b)	4,448	4,219,795
5.13%, 01/19/28(a)(b)	3,265	3,221,784
5.15%, 01/16/26(a)(b)	4,420	4,391,676
5.20%, 01/17/25(b)	4,345	4,323,814
5.40%, 09/20/28(b)	4,020	4,008,663
5.60%, 08/08/25(a)(b)	4,095	4,092,545
Ford Motor Co.
4.35%, 12/08/26 (Call 09/08/26)(a)	5,165	4,888,306
6.63%, 10/01/28(a)	1,100	1,113,137
Ford Motor Credit Co. LLC
2.70%, 08/10/26 (Call 07/10/26)	7,200	6,527,283
2.90%, 02/16/28 (Call 12/16/27)	5,290	4,619,282
3.38%, 11/13/25 (Call 10/13/25)(a)	7,300	6,877,760
3.82%, 11/02/27 (Call 08/02/27)	5,005	4,550,113
4.13%, 08/04/25	3,630	3,484,757
4.13%, 08/17/27 (Call 06/17/27)	5,170	4,777,705
4.27%, 01/09/27 (Call 11/09/26)	450	422,615
4.39%, 01/08/26(a)	3,535	3,389,157
4.54%, 08/01/26 (Call 06/01/26)	3,345	3,181,785
4.95%, 05/28/27 (Call 04/28/27)	7,200	6,868,448
6.80%, 05/12/28 (Call 04/12/28)(a)	7,200	7,325,188
6.80%, 11/07/28 (Call 10/07/28)(a)	8,280	8,454,249
6.95%, 06/10/26 (Call 05/10/26)	2,600	2,629,052
7.35%, 11/04/27 (Call 10/04/27)(a)	7,200	7,407,500
General Motors Co.
4.00%, 04/01/25(a)	4,466	4,351,419
4.20%, 10/01/27 (Call 07/01/27)	4,936	4,714,817
5.00%, 10/01/28 (Call 07/01/28)(a)	4,105	4,027,120
6.13%, 10/01/25 (Call 09/01/25)	14,134	14,199,798
6.80%, 10/01/27 (Call 08/01/27)	6,510	6,762,293
General Motors Financial Co. Inc.
1.25%, 01/08/26 (Call 12/08/25)(a)	10,189	9,269,137
1.50%, 06/10/26 (Call 05/10/26)	8,426	7,594,486
2.35%, 02/26/27 (Call 01/26/27)	6,173	5,566,305
2.40%, 04/10/28 (Call 02/10/28)	6,125	5,358,370
2.40%, 10/15/28 (Call 08/15/28)	7,855	6,732,491
2.70%, 08/20/27 (Call 06/20/27)	6,042	5,434,869
2.75%, 06/20/25 (Call 05/20/25)	9,209	8,772,110
2.90%, 02/26/25 (Call 01/26/25)	9,480	9,130,567
3.80%, 04/07/25	7,434	7,222,849
3.85%, 01/05/28 (Call 10/05/27)(a)	2,435	2,259,455
4.00%, 01/15/25 (Call 10/15/24)	8,247	8,067,769
4.00%, 10/06/26 (Call 07/06/26)	5,230	4,989,576
4.30%, 07/13/25 (Call 04/13/25)	6,082	5,922,194
4.35%, 04/09/25 (Call 02/09/25)(a)	7,147	6,994,764
4.35%, 01/17/27 (Call 10/17/26)	8,128	7,812,376
5.00%, 04/09/27 (Call 03/09/27)(a)	8,234	8,082,779

Schedule of Investments (unaudited) (continued)	iShares® 1-5 Year Investment Grade Corporate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Auto Manufacturers (continued)
5.25%, 03/01/26 (Call 12/01/25)	$8,662	$8,562,677
5.40%, 04/06/26	8,765	8,724,723
5.80%, 06/23/28 (Call 05/23/28)	7,936	7,930,782
6.00%, 01/09/28 (Call 12/09/27)(a)	10,365	10,511,158
6.05%, 10/10/25	8,975	9,013,069
Honda Motor Co. Ltd.
2.27%, 03/10/25 (Call 02/10/25)	7,866	7,577,083
2.53%, 03/10/27 (Call 02/10/27)(a)	11,055	10,221,950
Hyundai Capital America
1.30%, 01/08/26 (Call 12/08/25)(a)(b)	5,597	5,104,930
1.50%, 06/15/26 (Call 05/15/26)(b)	5,654	5,082,701
1.65%, 09/17/26 (Call 08/17/26)(a)(b)	6,595	5,906,170
1.80%, 10/15/25 (Call 09/15/25)(b)	5,657	5,259,122
1.80%, 01/10/28 (Call 11/10/27)(a)(b)	4,965	4,241,430
2.00%, 06/15/28 (Call 04/15/28)(b)	8,365	7,078,029
2.10%, 09/15/28 (Call 07/17/28)(a)(b)	3,295	2,795,502
2.38%, 10/15/27 (Call 08/15/27)(b)	4,090	3,602,707
2.65%, 02/10/25 (Call 01/10/25)(a)(b)	4,307	4,150,258
2.75%, 09/27/26(a)(b)	3,299	3,038,409
3.00%, 02/10/27 (Call 12/10/26)(a)(b)	3,369	3,100,118
3.50%, 11/02/26 (Call 09/02/26)(a)(b)	4,606	4,332,658
5.50%, 03/30/26(a)(b)	7,385	7,339,927
5.60%, 03/30/28 (Call 02/29/28)(a)(b)	6,040	5,980,264
5.65%, 06/26/26(a)(b)	5,020	5,005,200
5.68%, 06/26/28 (Call 05/26/28)(b)	7,255	7,220,752
5.80%, 06/26/25(b)	3,780	3,778,899
5.88%, 04/07/25 (Call 03/07/25)(a)(b)	4,912	4,909,676
5.95%, 09/21/26(a)(b)	5,465	5,489,471
6.00%, 07/11/25(b)	1,485	1,488,639
6.10%, 09/21/28 (Call 08/21/28)(a)(b)	5,860	5,930,802
6.25%, 11/03/25(b)	3,175	3,196,663
6.50%, 01/16/29 (Call 12/16/28)(b)	3,175	3,257,923
Hyundai Capital Services Inc.
1.25%, 02/08/26(b)	2,821	2,561,408
2.13%, 04/24/25(b)	220	209,385
2.50%, 01/24/27(b)	3,580	3,259,937
3.63%, 08/29/27(a)(b)	1,180	1,096,891
Kia Corp.
1.75%, 10/16/26(a)(b)	2,695	2,422,326
2.38%, 02/14/25(b)	1,535	1,476,695
2.75%, 02/14/27(b)	4,035	3,703,407
3.25%, 04/21/26(a)(b)	905	858,844
3.50%, 10/25/27(b)	350	324,653
Mercedes-Benz Finance North America LLC
3.45%, 01/06/27(a)(b)	5,523	5,264,313
3.50%, 08/03/25(a)(b)	3,903	3,797,260
3.75%, 02/22/28(a)(b)	6,035	5,710,823
4.80%, 03/30/26(b)	7,110	7,043,755
4.80%, 03/30/28(b)	7,247	7,148,647
4.95%, 03/30/25(a)(b)	4,807	4,783,176
5.10%, 08/03/28(b)	6,625	6,589,575
5.20%, 08/03/26(a)(b)	3,360	3,362,553
5.25%, 11/29/27(a)(b)	3,893	3,920,960
5.38%, 08/01/25(a)(b)	3,250	3,256,742
5.38%, 11/26/25(b)	5,310	5,318,034
Nissan Motor Acceptance Co. LLC
1.85%, 09/16/26 (Call 08/16/26)(b)	3,680	3,247,900
2.45%, 09/15/28 (Call 07/15/28)(a)(b)	810	669,750
6.95%, 09/15/26(a)(b)	2,085	2,123,437
7.05%, 09/15/28 (Call 08/15/28)(a)(b)	4,400	4,472,196

Security	Par (000)	Value

Auto Manufacturers (continued)
Nissan Motor Acceptance Corp.
2.00%, 03/09/26 (Call 02/09/26)(b)	$8,590	$7,781,582
2.75%, 03/09/28 (Call 01/09/28)(b)	6,953	5,942,586
Nissan Motor Co. Ltd.
3.52%, 09/17/25 (Call 08/17/25)(b)	2,745	2,617,247
4.35%, 09/17/27 (Call 07/17/27)(b)	17,245	16,097,884
PACCAR Financial Corp.
1.10%, 05/11/26	1,122	1,024,117
1.80%, 02/06/25(a)	3,289	3,162,558
2.00%, 02/04/27(a)	1,462	1,332,713
2.85%, 04/07/25(a)	835	809,997
3.55%, 08/11/25	4,375	4,265,419
4.45%, 03/30/26	3,783	3,750,823
4.60%, 01/10/28(a)	2,325	2,297,794
4.95%, 10/03/25(a)	2,390	2,383,307
5.05%, 08/10/26	120	120,503
5.20%, 11/09/26	1,375	1,391,295
Stellantis Finance U.S. Inc.
1.71%, 01/29/27 (Call 12/29/26)(b)	7,724	6,862,783
5.63%, 01/12/28 (Call 12/12/27)(a)(b)	3,955	3,980,962
Toyota Motor Corp.
1.34%, 03/25/26 (Call 02/25/26)(a)	7,489	6,894,269
5.12%, 07/13/28 (Call 06/13/28)(a)	4,760	4,839,826
5.28%, 07/13/26 (Call 06/13/26)(a)	2,880	2,902,751
Toyota Motor Credit Corp.
0.80%, 10/16/25	6,854	6,342,455
0.80%, 01/09/26(a)	5,331	4,885,298
1.13%, 06/18/26(a)	6,910	6,278,413
1.15%, 08/13/27(a)	1,445	1,262,887
1.45%, 01/13/25	8,898	8,537,353
1.80%, 02/13/25(a)	10,128	9,728,391
1.90%, 01/13/27(a)	7,060	6,437,583
1.90%, 04/06/28	405	357,734
3.00%, 04/01/25	8,890	8,633,987
3.05%, 03/22/27(a)	11,385	10,721,672
3.05%, 01/11/28(a)	1,180	1,101,879
3.20%, 01/11/27	1,885	1,786,490
3.40%, 04/14/25(a)	3,891	3,795,782
3.65%, 08/18/25	5,755	5,609,232
3.95%, 06/30/25	9,653	9,470,644
4.45%, 05/18/26(a)	7,085	6,997,397
4.55%, 09/20/27(a)	8,360	8,268,442
4.63%, 01/12/28(a)	10,685	10,568,625
5.00%, 08/14/26(a)	4,900	4,892,879
5.25%, 09/11/28	3,040	3,074,035
5.40%, 11/10/25	4,665	4,696,764
5.40%, 11/20/26	4,015	4,055,273
5.45%, 11/10/27(a)	7,490	7,637,123
5.60%, 09/11/25	2,075	2,092,859
Volkswagen Group of America Finance LLC
1.25%, 11/24/25 (Call 10/24/25)(b)	9,126	8,385,549
1.63%, 11/24/27 (Call 09/24/27)(b)	4,265	3,655,106
3.20%, 09/26/26 (Call 07/26/26)(b)	4,298	4,027,442
3.35%, 05/13/25(b)	7,447	7,184,699
3.95%, 06/06/25(a)(b)	7,190	6,995,688
4.35%, 06/08/27 (Call 05/08/27)(a)(b)	7,966	7,654,416
4.63%, 11/13/25(b)	5,776	5,660,738
4.75%, 11/13/28(a)(b)	455	438,350
5.65%, 09/12/28 (Call 08/12/28)(a)(b)	5,715	5,688,945
5.70%, 09/12/26(b)	3,800	3,798,946
5.80%, 09/12/25(a)(b)	3,715	3,721,520

Schedule of Investments (unaudited) (continued)	iShares® 1-5 Year Investment Grade Corporate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Auto Manufacturers (continued)
6.00%, 11/16/26(b)	$2,720	$2,741,645
6.20%, 11/16/28 (Call 10/16/28)(a)(b)	2,400	2,439,140
		923,372,466
Auto Parts & Equipment — 0.1%
Aptiv PLC, 2.40%, 02/18/25 (Call 02/18/24)	4,684	4,504,178
BorgWarner Inc., 2.65%, 07/01/27 (Call 05/01/27)(a)	7,748	7,036,387
Denso Corp., 1.24%, 09/16/26 (Call 08/16/26)(a)(b)	3,532	3,158,329
Lear Corp., 3.80%, 09/15/27 (Call 06/15/27)(a)	3,163	2,971,520
LG Energy Solution Ltd., 5.75%, 09/25/28(a)(b)	5,000	5,052,191
Magna International Inc.
4.15%, 10/01/25 (Call 07/01/25)(a)	3,455	3,387,899
5.98%, 03/21/26 (Call 03/21/24)(a)	550	550,478
		26,660,982
Banks — 33.4%
ABN AMRO Bank NV
1.54%, 06/16/27 (Call 06/16/26), (1-year CMT + 0.800%)(b)(c)	3,550	3,163,030
4.75%, 07/28/25(b)	7,143	6,933,884
4.80%, 04/18/26(b)	4,706	4,541,761
6.34%, 09/18/27 (Call 09/18/26), (1-year CMT + 1.650%)(b)(c)	7,700	7,738,446
6.58%, 10/13/26 (Call 10/13/25), (1-year CMT + 1.550%)(b)(c)	3,000	3,029,722
AIB Group PLC
6.61%, 09/13/29 (Call 09/13/28), (1-day SOFR + 2.330%)(b)(c)	2,640	2,690,899
7.58%, 10/14/26 (Call 10/14/25), (1-day SOFR + 3.456%)(a)(b)(c)	1,295	1,324,497
ANZ Bank New Zealand Ltd., 5.55%, 08/11/32 (Call 08/11/27), (5-year CMT + 2.700%)(a)(b)(c)	2,780	2,741,203
ANZ New Zealand International Ltd., 5.36%, 08/14/28(a)(b)	9,010	9,020,870
ANZ New Zealand Int’l Ltd./London
1.25%, 06/22/26(b)	4,008	3,615,901
2.17%, 02/18/25(b)	787	755,059
3.45%, 07/17/27(a)(b)	2,334	2,185,592
3.45%, 01/21/28(a)(b)	3,705	3,436,696
ASB Bank Ltd.
1.63%, 10/22/26(a)(b)	3,073	2,762,400
5.35%, 06/15/26(a)(b)	1,960	1,953,353
5.40%, 11/29/27(a)(b)	4,180	4,162,341
Australia & New Zealand Banking Group Ltd.
2.95%, 07/22/30 (Call 07/22/25), (5-year CMT + 1.288%)(b)(c)	8,463	7,953,765
3.70%, 11/16/25	5,728	5,564,264
4.40%, 05/19/26(b)	10,053	9,681,369
4.83%, 02/03/25(a)(b)	960	954,320
5.09%, 12/08/25	3,830	3,819,505
5.38%, 07/03/25	4,395	4,400,821
5.67%, 10/03/25(a)	7,060	7,107,058
Banco Bilbao Vizcaya Argentaria SA
1.13%, 09/18/25	4,033	3,714,713
5.86%, 09/14/26 (Call 09/14/25), (1-year CMT + 2.300%)(c)	5,583	5,559,640
6.14%, 09/14/28 (Call 09/14/27), (1-year CMT + 2.700%)(a)(c)	4,500	4,532,052
Security	Par (000)	Value

Banks (continued)
Banco de Bogota SA, 4.38%, 08/03/27 (Call 05/03/27)(a)(b)	$260	$236,860
Banco de Credito del Peru SA
2.70%, 01/11/25 (Call 12/11/24)(a)(b)	654	632,713
3.13%, 07/01/30 (Call 07/01/25), (5-year CMT + 3.000%)(b)(c)	5,508	5,170,207
3.25%, 09/30/31 (Call 09/30/26), (5-year CMT + 2.450%)(b)(c)	3,525	3,135,681
Banco de Credito e Inversiones SA, 3.50%, 10/12/27(a)(b)	620	574,765
Banco General SA, 4.13%, 08/07/27 (Call 05/07/27)(b)	330	301,125
Banco Inbursa SA Institucion De Banca Multiple Grupo Financiero Inbursa, 4.38%, 04/11/27 (Call 01/11/27)(b)	2,145	2,033,431
Banco Internacional del Peru SAA Interbank, 3.25%, 10/04/26 (Call 08/04/26)(b)	245	226,880
Banco Santander Chile, 2.70%, 01/10/25 (Call 12/10/24)(b)	639	617,957
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, 5.38%, 04/17/25(b)	5,334	5,288,493
Banco Santander SA
1.72%, 09/14/27 (Call 09/14/26), (1-year CMT + 0.900%)(c)	9,481	8,410,381
1.85%, 03/25/26	10,008	9,119,989
2.75%, 05/28/25	9,343	8,887,600
3.50%, 03/24/25(a)	7,717	7,484,430
3.80%, 02/23/28(a)	9,505	8,742,516
4.18%, 03/24/28 (Call 03/24/27), (1-year CMT + 2.000%)(c)	9,235	8,706,954
4.25%, 04/11/27	6,125	5,805,033
4.38%, 04/12/28(a)	11,475	10,755,863
5.15%, 08/18/25	8,285	8,170,090
5.18%, 11/19/25	9,642	9,422,118
5.29%, 08/18/27	10,878	10,665,994
5.59%, 08/08/28	10,200	10,130,420
6.53%, 11/07/27 (Call 11/07/26), (1-year CMT + 1.650%)(c)	5,800	5,900,237
6.61%, 11/07/28	6,050	6,265,452
Bancolombia SA, 3.00%, 01/29/25 (Call 12/29/24)	897	861,369
Bangkok Bank PCL, 5.30%, 09/21/28 (Call 08/21/28)(a)(b)	5,000	4,980,936
Bangkok Bank PCL/Hong Kong
4.30%, 06/15/27 (Call 05/15/27)(b)	590	568,067
4.45%, 09/19/28(b)	50	48,013
Bank of America Corp.
1.20%, 10/24/26 (Call 10/24/25), (1-day SOFR + 1.010%)(c)	18,619	17,060,179
1.32%, 06/19/26 (Call 06/19/25), (1-day SOFR + 1.150%)(c)	21,648	20,155,204
1.53%, 12/06/25 (Call 12/06/24), (1-day SOFR + 0.650%)(c)	13,550	12,911,572
1.73%, 07/22/27 (Call 07/22/26), (1-day SOFR + 0.960%)(c)	42,056	37,963,298
2.02%, 02/13/26 (Call 02/13/25), (3-mo. SOFR + 0.902%)(a)(c)	12,752	12,145,169
2.09%, 06/14/29 (Call 06/14/28), (1-day SOFR + 1.060%)(c)	9,785	8,413,230

Schedule of Investments (unaudited) (continued)	iShares® 1-5 Year Investment Grade Corporate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
2.55%, 02/04/28 (Call 02/04/27), (1-day SOFR + 1.050%)(c)	$20,723	$18,879,214
3.25%, 10/21/27 (Call 10/21/26)	10,086	9,413,071
3.37%, 01/23/26 (Call 01/23/25), (3-mo. SOFR + 1.072%)(c)	15,964	15,465,787
3.38%, 04/02/26 (Call 04/02/25), (1-day SOFR + 1.330%)(c)	21,618	20,882,587
3.42%, 12/20/28 (Call 12/20/27), (3-mo. SOFR + 1.302%)(c)	42,142	38,711,898
3.50%, 04/19/26(a)	19,361	18,626,724
3.56%, 04/23/27 (Call 04/23/26), (3-mo. SOFR + 1.322%)(c)	21,232	20,199,877
3.59%, 07/21/28 (Call 07/21/27), (3-mo. SOFR + 1.632%)(c)	18,175	16,966,299
3.71%, 04/24/28 (Call 04/24/27), (3-mo. SOFR + 1.774%)(c)	18,415	17,305,998
3.82%, 01/20/28 (Call 01/20/27), (3-mo. SOFR + 1.837%)(c)	21,980	20,801,237
3.88%, 08/01/25	14,693	14,364,087
3.97%, 03/05/29 (Call 03/05/28), (3-mo. SOFR + 1.332%)(c)	13,273	12,434,995
4.00%, 01/22/25	19,101	18,723,708
4.25%, 10/22/26	14,913	14,416,106
4.27%, 07/23/29 (Call 07/23/28), (3-mo. SOFR + 1.572%)(c)	9,158	8,648,922
4.38%, 04/27/28 (Call 04/27/27), (1-day SOFR + 1.580%)(c)	20,207	19,440,906
4.45%, 03/03/26	15,497	15,131,436
4.83%, 07/22/26 (Call 07/22/25), (1-day SOFR + 1.750%)(c)	15,406	15,199,054
4.95%, 07/22/28 (Call 07/22/27), (1-day SOFR + 2.040%)(c)	25,155	24,679,656
5.08%, 01/20/27 (Call 01/20/26), (1-day SOFR + 1.290%)(c)	21,910	21,667,979
5.20%, 04/25/29 (Call 04/25/28), (1-day SOFR + 1.630%)(c)	27,715	27,290,059
5.82%, 09/15/29 (Call 09/15/28), (1-day SOFR + 1.570%)(c)	13,945	14,069,348
5.93%, 09/15/27 (Call 09/15/26), (1-day SOFR + 1.340%)(c)	3,185	3,209,044
6.20%, 11/10/28 (Call 11/10/27), (1-day SOFR + 1.990%)(c)	17,690	18,088,450
6.22%, 09/15/26(a)	2,064	2,113,610
Series L, 3.95%, 04/21/25	19,560	19,080,507
Series L, 4.18%, 11/25/27 (Call 11/25/26)	15,179	14,458,155
Series N, 1.66%, 03/11/27 (Call 03/11/26), (1-day SOFR + 0.910%)(c)	21,041	19,198,504
Bank of America NA
5.53%, 08/18/26 (Call 07/18/26)	14,015	14,123,164
5.65%, 08/18/25 (Call 07/18/25)	14,305	14,373,967
Bank of Ireland Group PLC
2.03%, 09/30/27 (Call 09/30/26), (1-year CMT + 1.100%)(b)(c)	5,144	4,592,913
6.25%, 09/16/26 (Call 09/16/25), (1-year CMT + 2.650%)(a)(b)(c)	9,200	9,201,538
Bank of Montreal
0.95%, 01/22/27 (Call 01/22/26), (1-day SOFR + 0.603%)(a)(c)	6,310	5,738,455
1.25%, 09/15/26(a)	7,539	6,740,467
1.50%, 01/10/25(a)	8,460	8,095,421
1.85%, 05/01/25(a)	9,676	9,187,645
Security	Par (000)	Value

Banks (continued)
2.65%, 03/08/27	$7,892	$7,297,975
3.70%, 06/07/25	8,770	8,532,496
3.80%, 12/15/32 (Call 12/15/27), (5-year USD Swap + 1.432%)(c)	8,470	7,570,142
5.20%, 02/01/28 (Call 01/01/28)	8,889	8,854,029
5.30%, 06/05/26	7,390	7,383,138
5.72%, 09/25/28 (Call 08/25/28)	11,990	12,133,264
5.92%, 09/25/25	3,575	3,601,305
Series H, 4.70%, 09/14/27 (Call 08/14/27)(a)	5,878	5,759,339
Bank of New York Mellon Corp. (The)
0.75%, 01/28/26 (Call 12/28/25)	3,818	3,477,078
1.05%, 10/15/26 (Call 09/15/26)	2,446	2,179,574
1.60%, 04/24/25 (Call 03/24/25)	8,217	7,804,251
1.65%, 07/14/28 (Call 05/14/28)(a)	293	250,827
2.05%, 01/26/27 (Call 12/26/26)(a)	4,972	4,528,570
2.45%, 08/17/26 (Call 05/17/26)	4,677	4,356,404
2.80%, 05/04/26 (Call 02/04/26)(a)	4,692	4,441,280
3.00%, 10/30/28 (Call 07/30/28)(a)	2,570	2,312,106
3.25%, 05/16/27 (Call 02/16/27)(a)	4,810	4,511,619
3.40%, 01/29/28 (Call 10/29/27)	3,325	3,100,390
3.44%, 02/07/28 (Call 02/07/27), (3-mo. SOFR + 1.331%)(c)	6,421	6,051,589
3.85%, 04/28/28(a)	5,080	4,852,905
3.95%, 11/18/25 (Call 10/18/25)(a)	2,552	2,485,992
3.99%, 06/13/28 (Call 06/13/27), (1-day SOFR + 1.151%)(a)(c)	3,143	2,991,064
4.41%, 07/24/26 (Call 07/24/25), (1-day SOFR + 1.345%)(c)	8,580	8,408,685
4.54%, 02/01/29 (Call 02/01/28), (1-day SOFR + 1.168%)(c)	8,698	8,434,667
4.95%, 04/26/27 (Call 04/26/26), (1-day SOFR + 1.026%)(c)	9,835	9,724,797
5.15%, 05/22/26 (Call 05/22/25), (1-day SOFR + 1.067%)(a)(c)	3,180	3,157,695
5.80%, 10/25/28 (Call 10/25/27), (1-day SOFR + 1.802%)(c)	8,259	8,397,394
6.32%, 10/25/29 (Call 10/25/28), (1-day SOFR + 1.598%)(c)	5,285	5,483,393
Series G, 3.00%, 02/24/25 (Call 01/24/25)(a)	4,845	4,704,989
Bank of New Zealand
1.00%, 03/03/26(a)(b)	1,949	1,768,036
2.00%, 02/21/25(a)(b)	523	500,774
2.29%, 01/27/27(b)	3,191	2,901,359
4.85%, 02/07/28(a)(b)	6,238	6,092,060
Bank of Nova Scotia (The)
1.05%, 03/02/26	6,201	5,630,983
1.30%, 06/11/25	7,214	6,762,327
1.30%, 09/15/26 (Call 06/15/26)	6,220	5,570,705
1.35%, 06/24/26	5,034	4,549,126
1.95%, 02/02/27	3,850	3,483,523
2.20%, 02/03/25	8,858	8,524,880
2.70%, 08/03/26(a)	8,185	7,644,718
2.95%, 03/11/27	4,351	4,042,196
3.45%, 04/11/25	11,832	11,494,988
4.50%, 12/16/25(a)	8,669	8,455,435
4.75%, 02/02/26	8,113	8,005,727
4.90%, (Call 06/04/25), (5-year CMT + 4.551%)(c)(d)	8,208	7,707,667
5.25%, 06/12/28	7,275	7,230,779
5.35%, 12/07/26	3,775	3,764,928
5.45%, 06/12/25(a)	7,810	7,789,926

Schedule of Investments (unaudited) (continued)	iShares® 1-5 Year Investment Grade Corporate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
8.63%, 10/27/82 (Call 10/27/27), (5-year CMT + 4.389%)(c)	$4,895	$4,918,809
Series 2, 3.63%, 10/27/81 (Call 10/27/26), (5-year CMT + 2.613%)(c)	3,896	2,841,204
Bank OZK, 2.75%, 10/01/31 (Call 10/01/26), (3-mo. SOFR + 2.090%)(a)(c)	1,295	983,362
BankUnited Inc., 4.88%, 11/17/25 (Call 08/17/25)(a)	735	710,763
Banque Federative du Credit Mutuel SA
1.00%, 02/04/25(a)(b)	778	735,455
1.60%, 10/04/26(a)(b)	5,925	5,321,854
4.52%, 07/13/25(a)(b)	2,753	2,706,459
4.75%, 07/13/27(a)(b)	4,585	4,460,478
4.94%, 01/26/26(b)	8,035	7,910,728
5.79%, 07/13/28(a)(b)	5,585	5,641,767
5.90%, 07/13/26(b)	6,720	6,762,267
Barclays PLC
2.28%, 11/24/27 (Call 11/24/26), (1-year CMT + 1.050%)(c)	11,792	10,572,447
2.85%, 05/07/26 (Call 05/07/25), (1-day SOFR + 2.714%)(c)	11,471	10,930,617
3.65%, 03/16/25	12,255	11,909,425
4.34%, 01/10/28 (Call 01/10/27)	13,605	12,825,461
4.38%, 01/12/26	18,911	18,358,714
4.84%, 05/09/28 (Call 05/07/27)(a)	4,635	4,369,214
4.97%, 05/16/29 (Call 05/16/28), (3-mo. LIBOR US + 1.902%)(c)	15,205	14,506,076
5.20%, 05/12/26	15,330	14,969,363
5.30%, 08/09/26 (Call 08/09/25), (1-year CMT + 2.300%)(c)	9,682	9,530,433
5.50%, 08/09/28 (Call 08/09/27), (1-year CMT + 2.650%)(c)	11,618	11,388,853
5.83%, 05/09/27 (Call 05/09/26), (1-day SOFR + 2.210%)(c)	14,670	14,572,181
6.49%, 09/13/29 (Call 09/13/28), (1-day SOFR + 2.220%)(c)	11,385	11,512,989
6.50%, 09/13/27 (Call 09/13/26), (1-day SOFR + 1.880%)(c)	2,745	2,767,649
7.33%, 11/02/26 (Call 11/02/25), (1-year CMT + 3.050%)(c)	9,960	10,183,163
7.39%, 11/02/28 (Call 11/02/27), (1-year CMT + 3.300%)(c)	13,471	14,047,881
BBVA Bancomer SA, 1.88%, 09/18/25(a)(b)	1,965	1,824,177
BNP Paribas SA
1.32%, 01/13/27 (Call 01/13/26), (1-day SOFR + 1.004%)(b)(c)	14,588	13,256,427
1.68%, 06/30/27 (Call 06/30/26), (1-day SOFR + 0.912%)(b)(c)	14,243	12,812,932
1.90%, 09/30/28 (Call 09/30/27), (1-day SOFR + 1.609%)(b)(c)	11,330	9,810,823
2.16%, 09/15/29 (Call 09/15/28), (1-day SOFR + 1.218%)(b)(c)	600	507,624
2.22%, 06/09/26 (Call 06/09/25), (1-day SOFR + 2.074%)(b)(c)	12,694	12,001,866
2.59%, 01/20/28 (Call 01/20/27), (1-day SOFR + 1.228%)(a)(b)(c)	12,425	11,271,195
3.38%, 01/09/25(a)(b)	12,804	12,454,816
3.50%, 11/16/27(a)(b)	5,155	4,773,834
4.38%, 09/28/25(b)	6,427	6,200,537
4.38%, 05/12/26(b)	6,180	5,944,037

Security	Par (000)	Value

Banks (continued)
4.38%, 03/01/33 (Call 03/01/28), (5-year USD Swap + 1.483%)(b)(c)	$8,380	$7,580,626
4.40%, 08/14/28(a)(b)	16,425	15,593,515
4.63%, 03/13/27(a)(b)	11,758	11,289,142
5.13%, 01/13/29 (Call 01/13/28), (1-year CMT + 1.450%)(b)(c)	3,095	3,044,488
BPCE SA
1.00%, 01/20/26(a)(b)	11,053	10,041,203
1.63%, 01/14/25(a)(b)	4,275	4,090,167
1.65%, 10/06/26 (Call 10/06/25), (1-day SOFR + 1.520%)(b)(c)	10,282	9,436,924
2.05%, 10/19/27 (Call 10/19/26), (1-day SOFR + 1.087%)(b)(c)	6,100	5,439,647
2.38%, 01/14/25(a)(b)	6,961	6,685,185
3.25%, 01/11/28(a)(b)	6,980	6,339,542
3.38%, 12/02/26(a)	3,275	3,082,873
3.50%, 10/23/27(a)(b)	8,620	7,894,593
4.50%, 03/15/25(b)	7,026	6,830,446
4.63%, 09/12/28(b)	1,035	980,729
4.75%, 07/19/27(a)(b)	4,365	4,209,783
4.88%, 04/01/26(b)	4,803	4,650,914
5.13%, 01/18/28(b)	6,243	6,102,828
5.98%, 01/18/27 (Call 01/18/26), (1-day SOFR + 2.10%)(b)(c)	10,475	10,425,607
6.61%, 10/19/27 (Call 10/19/26), (1-day SOFR + 1.800%)(b)(c)	4,370	4,425,891
6.71%, 10/19/29 (Call 10/19/28)	5,345	5,453,754
Cadence Bank, 4.13%, 11/20/29 (Call 11/20/24), (3-mo. LIBOR US + 2.470%)(a)(c)	1,389	1,276,952
CaixaBank SA
6.21%, 01/18/29 (Call 01/18/28), (1-day SOFR + 2.700%)(a)(b)(c)	9,050	8,998,132
6.68%, 09/13/27 (Call 09/13/26), (1-day SOFR + 2.080%)(b)(c)	6,555	6,614,797
Canadian Imperial Bank of Commerce
0.95%, 10/23/25(a)	8,238	7,571,906
1.25%, 06/22/26 (Call 05/22/26)	2,666	2,403,423
2.25%, 01/28/25	5,611	5,394,714
3.30%, 04/07/25	8,140	7,880,504
3.45%, 04/07/27 (Call 03/07/27)	4,925	4,640,639
3.95%, 08/04/25	4,600	4,482,855
5.00%, 04/28/28 (Call 03/28/28)(a)	7,900	7,758,461
5.14%, 04/28/25	7,480	7,430,352
5.62%, 07/17/26(a)	1,765	1,772,888
5.93%, 10/02/26	3,435	3,487,141
5.99%, 10/03/28 (Call 09/03/28)	6,880	7,017,074
Capital One NA, 2.28%, 01/28/26 (Call 01/28/25), (1-day SOFR + 0.911%)(a)(c)	1,486	1,416,152
CIMB Bank Bhd, 2.13%, 07/20/27(b)	4,195	3,763,856
Citibank NA
5.49%, 12/04/26 (Call 11/04/26)	20,750	20,856,305
5.80%, 09/29/28 (Call 08/29/28)	10,370	10,577,432
5.86%, 09/29/25 (Call 08/29/25)(a)	825	832,325
Citigroup Inc.
1.12%, 01/28/27 (Call 01/28/26), (1-day SOFR + 0.765%)(c)	20,125	18,223,407
1.46%, 06/09/27 (Call 06/09/26), (1-day SOFR + 0.770%)(c)	21,131	19,027,005
2.01%, 01/25/26 (Call 01/25/25), (1-day SOFR + 0.694%)(c)	15,885	15,138,804

Schedule of Investments (unaudited) (continued)	iShares® 1-5 Year Investment Grade Corporate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.07%, 02/24/28 (Call 02/24/27), (1-day SOFR + 1.280%)(c)	$20,655	$19,148,091
3.11%, 04/08/26 (Call 04/08/25), (1-day SOFR + 2.842%)(c)	26,553	25,603,048
3.20%, 10/21/26 (Call 07/21/26)	22,127	20,847,243
3.29%, 03/17/26 (Call 03/17/25), (1-day SOFR + 1.528%)(c)	13,955	13,497,854
3.30%, 04/27/25	13,593	13,189,149
3.40%, 05/01/26	15,540	14,831,247
3.52%, 10/27/28 (Call 10/27/27), (3-mo. SOFR + 1.412%)(c)	18,084	16,817,274
3.67%, 07/24/28 (Call 07/24/27), (3-mo. SOFR + 1.652%)(c)	20,130	18,851,669
3.70%, 01/12/26	16,048	15,514,342
3.88%, 03/26/25(a)	9,139	8,897,383
3.89%, 01/10/28 (Call 01/10/27), (3-mo. SOFR + 1.825%)(c)	22,462	21,373,319
4.08%, 04/23/29 (Call 04/23/28), (3-mo. SOFR + 1.454%)(a)(c)	6,465	6,078,534
4.13%, 07/25/28	5,414	5,065,807
4.30%, 11/20/26	8,781	8,472,813
4.40%, 06/10/25(a)	20,311	19,910,516
4.45%, 09/29/27	28,181	26,985,853
4.60%, 03/09/26	11,787	11,509,137
4.66%, 05/24/28 (Call 05/24/27), (1-day SOFR + 1.887%)(c)	12,120	11,833,855
5.50%, 09/13/25	13,486	13,429,060
5.61%, 09/29/26 (Call 09/29/25), (1-day SOFR + 1.546%)(c)	15,566	15,547,572
6.63%, 01/15/28(a)	590	628,591
Citizens Bank NA
2.25%, 04/28/25 (Call 03/28/25)(a)	989	932,107
4.58%, 08/09/28 (Call 08/09/27), (1-day SOFR + 2.000%)(c)	5,008	4,619,999
Citizens Bank NA/Providence RI, 3.75%, 02/18/26 (Call 11/18/25)(a)	3,001	2,819,626
Citizens Financial Group Inc.
2.85%, 07/27/26 (Call 04/25/26)(a)	3,350	3,054,982
4.30%, 12/03/25 (Call 11/03/25)(a)	2,159	2,076,815
Comerica Bank, 4.00%, 07/27/25(a)	748	706,590
Comerica Inc., 3.80%, 07/22/26(a)	925	855,681
Commonwealth Bank of Australia
1.13%, 06/15/26(a)(b)	8,145	7,378,257
2.30%, 03/14/25(b)	4,635	4,465,841
2.55%, 03/14/27(a)(b)	6,012	5,529,210
2.63%, 09/06/26(a)(b)	5,692	5,316,866
2.85%, 05/18/26(a)(b)	3,430	3,250,854
3.15%, 09/19/27(b)	3,790	3,524,514
3.90%, 03/16/28(a)(b)	495	472,745
4.50%, 12/09/25(a)(b)	3,442	3,354,152
5.50%, 09/12/25	4,500	4,522,041
Commonwealth Bank of Australia/New York NY, 5.32%, 03/13/26	7,147	7,186,218
Cooperatieve Rabobank UA
1.00%, 09/24/26 (Call 09/24/25), (1-year CMT + 0.730%)(b)(c)	12,879	11,819,435
1.11%, 02/24/27 (Call 02/24/26), (1-year CMT + 0.550%)(b)(c)	11,592	10,452,320
1.34%, 06/24/26 (Call 06/24/25), (1-year CMT + 1.000%)(b)(c)	6,959	6,486,472
Security	Par (000)	Value

Banks (continued)
1.98%, 12/15/27 (Call 12/15/26), (1-year CMT + 0.730%)(a)(b)(c)	$8,880	$7,921,314
3.65%, 04/06/28 (Call 04/06/27), (1-year CMT + 1.220%)(b)(c)	5,874	5,493,708
3.75%, 07/21/26	4,296	4,066,061
4.38%, 08/04/25	10,343	10,032,255
4.66%, 08/22/28 (Call 08/22/27), (1-year CMT + 1.750%)(b)(c)	5,654	5,427,829
5.50%, 07/18/25(a)	5,220	5,229,878
5.50%, 10/05/26(a)	5,280	5,326,938
5.56%, 02/28/29 (Call 02/28/28), (1-year CMT + 1.400%)(a)(b)(c)	6,950	6,900,602
Cooperatieve Rabobank UA/NY
1.38%, 01/10/25(a)	7,245	6,942,190
3.38%, 05/21/25	7,127	6,929,321
5.00%, 01/13/25	1,280	1,274,484
Credicorp Ltd., 2.75%, 06/17/25 (Call 05/17/25)(b)	1,056	1,000,813
Credit Agricole SA
1.25%, 01/26/27 (Call 01/26/26), (1-day SOFR + 0.891%)(b)(c)	9,033	8,180,315
2.02%, 01/11/27(a)(b)	5,797	5,242,817
4.00%, 01/10/33 (Call 01/10/28), (5-year USD Swap + 1.644%)(b)(c)	8,308	7,459,271
4.38%, 03/17/25(a)(b)	8,121	7,902,545
5.30%, 07/12/28(b)	8,345	8,318,215
5.57%, 02/28/25(b)	250	248,720
5.59%, 07/05/26(b)	6,400	6,429,447
6.32%, 10/03/29 (Call 10/03/28), (1-day SOFR + 1.860%)(b)(c)	8,955	9,126,828
Credit Agricole SA/London
1.91%, 06/16/26 (Call 06/16/25), (1-day SOFR + 1.676%)(b)(c)	8,917	8,371,608
2.38%, 01/22/25(b)	1,284	1,234,721
4.13%, 01/10/27(a)(b)	6,158	5,887,530
Credit Suisse AG/New York NY
1.25%, 08/07/26(a)	8,232	7,317,197
2.95%, 04/09/25	8,146	7,808,363
3.70%, 02/21/25	12,610	12,240,307
5.00%, 07/09/27	6,835	6,698,715
7.50%, 02/15/28(a)	18,810	20,158,750
Danske Bank A/S
1.55%, 09/10/27 (Call 09/10/26), (1-year CMT + 0.730%)(b)(c)	5,921	5,252,742
1.62%, 09/11/26 (Call 09/11/25), (1-year CMT + 1.350%)(b)(c)	4,097	3,774,464
3.24%, 12/20/25 (Call 12/20/24), (3-mo. LIBOR US + 1.591%)(b)(c)	2,808	2,713,420
4.30%, 04/01/28 (Call 04/01/27), (1-year CMT + 1.750%)(a)(b)(c)	7,506	7,115,321
4.38%, 06/12/28(a)(b)	1,420	1,340,543
6.26%, 09/22/26 (Call 09/22/25), (5-year CMT + 2.854%)(b)(c)	5,535	5,572,445
6.47%, 01/09/26 (Call 01/09/25), (1-year CMT + 2.100%)(b)(c)	6,869	6,885,884
DBS Group Holdings Ltd., 1.19%, 03/15/27(b)	2,860	2,539,738
Deutsche Bank AG
4.10%, 01/13/26	743	716,135
4.50%, 04/01/25(a)	7,195	6,978,519
6.82%, 11/20/29 (Call 11/20/28), (1-day SOFR + 2.510%)(c)	6,515	6,637,580

Schedule of Investments (unaudited) (continued)	iShares® 1-5 Year Investment Grade Corporate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Deutsche Bank AG/New York NY
1.69%, 03/19/26	$9,727	$8,923,621
2.13%, 11/24/26 (Call 11/24/25), (1-day SOFR + 1.870%)(c)	11,424	10,469,614
2.31%, 11/16/27 (Call 11/16/26), (1-day SOFR + 1.219%)(c)	12,479	11,152,600
2.55%, 01/07/28 (Call 01/07/27), (1-day SOFR + 1.318%)(a)(c)	8,928	7,980,933
4.10%, 01/13/26	475	454,731
4.16%, 05/13/25(a)	1,730	1,689,863
4.88%, 12/01/32 (Call 12/01/27), (5-year USD ICE Swap + 2.553%)(c)	6,790	5,972,586
5.37%, 09/09/27(a)	1,525	1,515,447
6.12%, 07/14/26 (Call 07/14/25), (1-day SOFR + 3.190%)(c)	7,060	7,015,396
6.72%, 01/18/29 (Call 01/18/28), (1-day SOFR + 3.180%)(a)(c)	10,695	10,882,527
7.15%, 07/13/27 (Call 07/13/26), (1-day SOFR + 2.520%)(c)	6,385	6,512,538
Discover Bank
3.45%, 07/27/26 (Call 04/27/26)	5,949	5,480,505
4.25%, 03/13/26	1,692	1,610,450
4.65%, 09/13/28 (Call 06/13/28)	6,250	5,693,553
DNB Bank ASA
1.13%, 09/16/26 (Call 09/16/25), (1-year CMT + 0.850%)(b)(c)	3,728	3,414,039
1.54%, 05/25/27 (Call 05/25/26), (1-year CMT + 0.720%)(b)(c)	5,273	4,737,364
1.61%, 03/30/28 (Call 03/30/27), (1-year CMT + 0.680%)(a)(b)(c)	4,825	4,221,396
5.90%, 10/09/26 (Call 10/09/25), (1-day SOFR + 1.950%)(b)(c)	4,545	4,544,374
Federation des Caisses Desjardins du Quebec
2.05%, 02/10/25(b)	3,199	3,061,488
4.40%, 08/23/25(b)	2,875	2,810,281
4.55%, 08/23/27(a)(b)	1,903	1,850,850
5.28%, 01/23/26 (Call 01/23/25), (1-day SOFR + 1.094%)(b)(c)	1,960	1,941,955
5.70%, 03/14/28(a)(b)	5,942	5,963,667
Fifth Third Bancorp.
1.71%, 11/01/27 (Call 11/01/26), (1-day SOFR + 0.685%)(a)(c)	10,790	9,503,340
2.38%, 01/28/25 (Call 12/29/24)	1,315	1,263,708
2.55%, 05/05/27 (Call 04/05/27)	4,985	4,498,222
3.95%, 03/14/28 (Call 02/14/28)(a)	1,510	1,411,533
4.06%, 04/25/28 (Call 04/25/27), (1-day SOFR + 1.355%)(c)	4,385	4,090,575
6.34%, 07/27/29 (Call 07/27/28), (1-day SOFR + 2.340%)(c)	8,955	9,039,762
6.36%, 10/27/28 (Call 10/27/27), (1-day SOFR + 2.192%)(c)	6,348	6,386,835
Fifth Third Bank NA
2.25%, 02/01/27 (Call 01/01/27)(a)	2,480	2,230,294
3.85%, 03/15/26 (Call 02/15/26)	2,210	2,090,903
3.95%, 07/28/25 (Call 06/28/25)	2,527	2,448,634
First Citizens BancShares Inc./NC, 3.38%, 03/15/30 (Call 03/15/25), (3-mo. SOFR + 2.465%)(a)(c)	1,900	1,788,395
First Horizon Corp., 4.00%, 05/26/25 (Call 04/26/25)(a)	714	680,207
Security	Par (000)	Value

Banks (continued)
First-Citizens Bank & Trust Co., 6.13%, 03/09/28(a)	$2,698	$2,695,383
FNB Corp., 5.15%, 08/25/25 (Call 07/25/25)	875	849,214
Goldman Sachs Group Inc. (The)
0.86%, 02/12/26 (Call 02/12/25), (1-day SOFR + 0.609%)(c)	6,875	6,454,196
1.09%, 12/09/26 (Call 12/09/25), (1-day SOFR + 0.789%)(c)	18,267	16,598,889
1.43%, 03/09/27 (Call 03/09/26), (1-day SOFR + 0.798%)(c)	22,639	20,540,384
1.54%, 09/10/27 (Call 09/10/26), (1-day SOFR + 0.818%)(c)	21,419	19,079,066
1.95%, 10/21/27 (Call 10/21/26), (1-day SOFR + 0.913%)(c)	31,103	27,930,047
2.64%, 02/24/28 (Call 02/24/27), (1-day SOFR + 1.114%)(c)	23,512	21,415,054
3.50%, 01/23/25 (Call 10/23/24)	18,161	17,709,259
3.50%, 04/01/25 (Call 03/01/25)(a)	24,402	23,695,584
3.50%, 11/16/26 (Call 11/16/25)(a)	22,007	20,997,569
3.62%, 03/15/28 (Call 03/15/27), (1-day SOFR + 1.846%)(c)	25,294	23,800,398
3.69%, 06/05/28 (Call 06/05/27), (3-mo. SOFR + 1.772%)(c)	20,119	18,890,729
3.75%, 05/22/25 (Call 02/22/25)(a)	16,187	15,736,802
3.75%, 02/25/26 (Call 11/25/25)(a)	12,972	12,516,543
3.81%, 04/23/29 (Call 04/23/28), (3-mo. SOFR + 1.420%)(c)	13,975	12,984,294
3.85%, 01/26/27 (Call 01/26/26)	24,048	23,093,949
4.22%, 05/01/29 (Call 05/01/28), (3-mo. SOFR + 1.563%)(c)	24,277	22,918,130
4.25%, 10/21/25(a)	14,157	13,788,677
4.39%, 06/15/27 (Call 06/15/26), (1-day SOFR + 1.510%)(c)	5,883	5,700,951
4.48%, 08/23/28 (Call 08/23/27), (1-day SOFR + 1.725%)(a)(c)	19,555	18,860,429
5.80%, 08/10/26 (Call 08/10/25), (1-day SOFR + 1.075%)(a)(c)	14,780	14,792,822
5.95%, 01/15/27	8,808	8,959,976
6.48%, 10/24/29 (Call 10/24/28), (1-day SOFR + 1.770%)(c)	16,575	17,160,069
Hana Bank
1.25%, 12/16/26(b)	280	248,567
3.25%, 03/30/27(b)	3,510	3,309,137
3.50%, (Call 10/19/26), (5-year CMT + 2.409%)(b)(c)(d)	2,060	1,844,460
HSBC Holdings PLC
1.59%, 05/24/27 (Call 05/24/26), (1-day SOFR + 1.290%)(c)	14,797	13,331,786
1.65%, 04/18/26 (Call 04/18/25), (1-day SOFR + 1.538%)(c)	15,693	14,765,632
2.01%, 09/22/28 (Call 09/22/27), (1-day SOFR + 1.732%)(c)	14,965	13,046,664
2.10%, 06/04/26 (Call 06/04/25), (1-day SOFR + 1.929%)(a)(c)	15,973	15,053,438
2.21%, 08/17/29 (Call 08/17/28), (1-day SOFR + 1.285%)(c)	2,845	2,414,620
2.25%, 11/22/27 (Call 11/22/26), (1-day SOFR + 1.100%)(a)(c)	19,360	17,517,665
3.00%, 03/10/26 (Call 03/10/25), (1-day SOFR + 1.430%)(a)(c)	14,491	13,933,479
3.90%, 05/25/26	19,073	18,330,262

Schedule of Investments (unaudited) (continued)	iShares® 1-5 Year Investment Grade Corporate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
4.04%, 03/13/28 (Call 03/13/27), (3-mo. SOFR + 1.808%)(c)	$18,290	$17,305,108
4.18%, 12/09/25 (Call 12/09/24), (1-day SOFR + 1.510%)(c)	11,998	11,757,261
4.25%, 08/18/25	6,365	6,177,512
4.29%, 09/12/26 (Call 09/15/25), (3-mo. SOFR + 1.609%)(c)	18,279	17,710,119
4.30%, 03/08/26	22,372	21,814,527
4.38%, 11/23/26	10,889	10,515,289
4.58%, 06/19/29 (Call 06/19/28), (3-mo. SOFR + 1.796%)(c)	19,915	18,957,823
4.76%, 06/09/28 (Call 06/09/27), (1-day SOFR + 2.110%)(c)	16,406	15,869,985
5.21%, 08/11/28 (Call 08/11/27), (1-day SOFR + 2.610%)(c)	16,604	16,310,219
5.89%, 08/14/27 (Call 08/14/26), (1-day SOFR + 1.570%)(c)	16,320	16,349,597
6.16%, 03/09/29 (Call 03/09/28), (1-day SOFR + 1.970%)(a)(c)	16,935	17,148,721
7.34%, 11/03/26 (Call 11/03/25), (1-day SOFR + 3.030%)(c)	13,922	14,353,963
7.39%, 11/03/28 (Call 11/03/27), (1-day SOFR + 3.350%)(c)	17,829	18,826,290
HSBC USA Inc., 5.63%, 03/17/25	10,680	10,675,065
Huntington Bancshares Inc./OH
4.00%, 05/15/25 (Call 04/15/25)(a)	424	410,813
4.44%, 08/04/28 (Call 08/04/27), (1-day SOFR + 1.970%)(a)(c)	3,905	3,712,235
6.21%, 08/21/29 (Call 08/21/28), (1-day SOFR + 2.020%)(c)	9,010	9,023,990
Huntington National Bank (The), 4.55%, 05/17/28 (Call 05/17/27), (1-day SOFR + 1.650%)(a)(c)	4,900	4,629,249
ICICI Bank Ltd./Dubai, 4.00%, 03/18/26(a)(b)	3,987	3,863,492
Indonesia Government International Bond, 3.54%, 11/08/27(a)	4,964	4,714,885
Industrial & Commercial Bank of China Ltd., 4.88%, 09/21/25(b)	15,888	15,690,383
ING Groep NV
1.40%, 07/01/26 (Call 07/01/25), (1-year CMT + 1.100%)(b)(c)	13,652	12,699,298
1.73%, 04/01/27 (Call 04/01/26), (1-day SOFR + 1.005%)(c)	1,537	1,396,230
3.87%, 03/28/26 (Call 03/28/25), (1-day SOFR + 1.640%)(c)	1,102	1,071,653
3.95%, 03/29/27	9,802	9,311,392
4.02%, 03/28/28 (Call 03/28/27), (1-day SOFR + 1.830%)(c)	7,945	7,524,611
4.55%, 10/02/28	7,490	7,189,567
4.63%, 01/06/26(b)	19,996	19,588,527
6.08%, 09/11/27 (Call 09/11/26), (1-day SOFR + 1.560%)(a)(c)	6,170	6,212,485
Intesa Sanpaolo SpA
3.88%, 07/14/27(b)	1,848	1,677,018
3.88%, 01/12/28(a)(b)	3,265	2,953,508
7.00%, 11/21/25(b)	1,870	1,894,251
JPMorgan Chase & Co.
1.04%, 02/04/27 (Call 02/04/26), (3-mo. SOFR + 0.695%)(a)(c)	17,058	15,471,288
1.05%, 11/19/26 (Call 11/19/25), (1-day SOFR + 0.800%)(a)(c)	21,638	19,771,285
Security	Par (000)	Value

Banks (continued)
1.05%, 06/23/27 (Call 12/23/25)	$10	$8,716
1.47%, 09/22/27 (Call 09/22/26), (1-day SOFR + 0.765%)(c)	20,678	18,533,043
1.56%, 12/10/25 (Call 12/10/24), (1-day SOFR + 0.605%)(c)	18,375	17,541,763
1.58%, 04/22/27 (Call 04/22/26), (1-day SOFR + 0.885%)(c)	24,477	22,285,978
2.01%, 03/13/26 (Call 03/13/25), (3-mo. SOFR + 1.585%)(c)	16,260	15,487,186
2.07%, 06/01/29 (Call 06/01/28), (1-day SOFR + 1.015%)(c)	9,325	8,073,924
2.08%, 04/22/26 (Call 04/22/25), (1-day SOFR + 1.850%)(c)	24,383	23,160,984
2.18%, 06/01/28 (Call 06/01/27), (1-day SOFR + 1.890%)(a)(c)	14,291	12,826,599
2.60%, 02/24/26 (Call 02/24/25), (1-day SOFR + 0.915%)(c)	11,350	10,912,302
2.95%, 10/01/26 (Call 07/01/26)(a)	21,415	20,244,133
2.95%, 02/24/28 (Call 02/24/27), (1-day SOFR + 1.170%)(c)	15,224	14,102,355
3.13%, 01/23/25 (Call 10/23/24)(a)	19,853	19,345,443
3.20%, 06/15/26 (Call 03/15/26)(a)	14,318	13,668,402
3.30%, 04/01/26 (Call 01/01/26)	19,386	18,527,045
3.51%, 01/23/29 (Call 01/23/28), (3-mo. SOFR + 1.207%)(c)	12,005	11,149,873
3.54%, 05/01/28 (Call 05/01/27), (3-mo. SOFR + 1.642%)(c)	19,225	18,088,166
3.63%, 12/01/27 (Call 12/01/26)	9,190	8,679,428
3.78%, 02/01/28 (Call 02/01/27), (3-mo. SOFR + 1.599%)(a)(c)	22,772	21,679,254
3.90%, 07/15/25 (Call 04/15/25)	18,695	18,291,277
3.96%, 01/29/27 (Call 01/29/26), (3-mo. SOFR + 1.507%)(a)(c)	15,502	14,997,901
4.01%, 04/23/29 (Call 04/23/28), (3-mo. SOFR + 1.382%)(c)	13,780	13,012,653
4.08%, 04/26/26 (Call 04/26/25), (1-day SOFR + 1.320%)(c)	21,533	21,062,491
4.13%, 12/15/26(a)	18,429	17,833,295
4.20%, 07/23/29 (Call 07/23/28), (3-mo. SOFR + 1.522%)(a)(c)	8,100	7,706,036
4.25%, 10/01/27	13,115	12,754,243
4.32%, 04/26/28 (Call 04/26/27), (1-day SOFR + 1.560%)(c)	24,195	23,404,236
4.85%, 07/25/28 (Call 07/25/27), (1-day SOFR + 1.990%)(c)	27,460	27,033,460
5.30%, 07/24/29 (Call 07/24/28), (1-day SOFR + 1.450%)(c)	22,305	22,228,758
5.55%, 12/15/25 (Call 12/15/24), (1-day SOFR + 1.070%)(c)	22,789	22,720,968
6.07%, 10/22/27 (Call 10/22/26), (1-day SOFR + 1.330%)(c)	14,050	14,278,155
6.09%, 10/23/29 (Call 10/23/28), (1-day SOFR + 1.570%)(c)	18,270	18,804,197
7.63%, 10/15/26(a)	6,057	6,465,142
7.75%, 07/15/25	1,017	1,056,743
8.00%, 04/29/27(a)	6,914	7,540,152
KBC Group NV, 5.80%, 01/19/29 (Call 01/19/28), (1-year CMT + 2.100%)(b)(c)	7,585	7,525,620
KeyBank NA, 4.70%, 01/26/26 (Call 12/26/25)(a)	2,365	2,265,379

Schedule of Investments (unaudited) (continued)	iShares® 1-5 Year Investment Grade Corporate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
KeyBank NA/Cleveland OH
3.30%, 06/01/25(a)	$3,643	$3,452,381
3.40%, 05/20/26(a)	2,953	2,667,817
4.15%, 08/08/25	4,974	4,746,325
5.85%, 11/15/27 (Call 10/16/27)(a)	7,873	7,614,342
6.95%, 02/01/28	500	490,442
KeyCorp
2.25%, 04/06/27	3,879	3,374,008
4.10%, 04/30/28	6,175	5,634,140
4.15%, 10/29/25(a)	2,449	2,356,227
Kookmin Bank
1.75%, 05/04/25(b)	790	750,595
4.63%, 04/21/28(a)(b)	3,753	3,679,113
Lloyds Bank PLC, 3.50%, 05/14/25(a)	1,717	1,668,873
Lloyds Banking Group PLC
1.63%, 05/11/27 (Call 05/11/26), (1-year CMT + 0.850%)(c)	6,264	5,654,396
2.44%, 02/05/26 (Call 02/05/25), (1-year CMT + 1.000%)(a)(c)	6,395	6,119,130
3.51%, 03/18/26 (Call 03/18/25), (1-year CMT + 1.600%)(a)(c)	5,390	5,206,298
3.57%, 11/07/28 (Call 11/07/27), (3-mo. LIBOR US + 1.205%)(c)	12,500	11,508,401
3.75%, 01/11/27(a)	7,692	7,268,348
3.75%, 03/18/28 (Call 03/18/27), (1-year CMT + 1.800%)(c)	6,295	5,893,934
4.38%, 03/22/28(a)	11,770	11,157,160
4.45%, 05/08/25	9,373	9,177,541
4.55%, 08/16/28(a)	6,660	6,360,232
4.58%, 12/10/25	8,515	8,217,972
4.65%, 03/24/26	9,515	9,178,428
4.72%, 08/11/26 (Call 08/11/25), (1-year CMT + 1.750%)(a)(c)	7,757	7,584,166
5.87%, 03/06/29 (Call 03/06/28), (1-year CMT + 1.700%)(c)	9,895	9,921,034
5.99%, 08/07/27 (Call 08/07/26), (1-year CMT + 1.480%)(c)	8,035	8,053,459
M&T Bank Corp.
4.55%, 08/16/28 (Call 08/16/27), (1-day SOFR + 1.780%)(c)	3,655	3,402,789
7.41%, 10/30/29 (Call 10/30/28), (1-day SOFR + 2.800%)(c)	1,485	1,548,399
Macquarie Bank Ltd.
2.30%, 01/22/25(a)(b)	7,633	7,356,318
3.23%, 03/21/25(a)(b)	6,295	6,111,109
3.90%, 01/15/26(b)	4,364	4,228,715
4.00%, 07/29/25(a)(b)	3,161	3,087,149
4.88%, 06/10/25(a)(b)	4,372	4,279,836
5.21%, 06/15/26(a)(b)	3,550	3,531,329
5.39%, 12/07/26(b)	2,865	2,864,205
Macquarie Group Ltd.
1.34%, 01/12/27 (Call 01/12/26), (1-day SOFR + 1.069%)(b)(c)	8,413	7,628,590
1.63%, 09/23/27 (Call 09/23/26), (1-day SOFR + 0.910%)(a)(b)(c)	5,920	5,238,538
1.94%, 04/14/28 (Call 04/14/27), (1-day SOFR + 0.995%)(a)(b)(c)	4,118	3,605,068
3.76%, 11/28/28 (Call 11/28/27), (3-mo. LIBOR US + 1.372%)(b)(c)	7,900	7,254,385
4.10%, 06/21/28 (Call 06/21/27), (1-day SOFR + 2.125%)(b)(c)	3,660	3,448,525
Security	Par (000)	Value

Banks (continued)
4.65%, 03/27/29 (Call 03/27/28), (3-mo. LIBOR US + 1.727%)(a)(b)(c)	$620	$585,090
5.11%, 08/09/26 (Call 08/09/25), (1-day SOFR + 2.208%)(a)(b)(c)	4,267	4,217,922
Manufacturers & Traders Trust Co.
2.90%, 02/06/25 (Call 01/06/25)	272	261,219
3.40%, 08/17/27(a)	1,880	1,667,866
4.65%, 01/27/26 (Call 12/27/25)	6,915	6,658,658
4.70%, 01/27/28 (Call 12/28/27)	8,288	7,785,650
5.40%, 11/21/25 (Call 10/21/25)	1,975	1,944,636
Mitsubishi UFJ Financial Group Inc.
1.41%, 07/17/25	12,173	11,382,399
1.54%, 07/20/27 (Call 07/20/26), (1-year CMT + 0.750%)(c)	13,941	12,548,407
1.64%, 10/13/27 (Call 10/13/26), (1-year CMT + 0.670%)(c)	8,275	7,407,435
2.19%, 02/25/25(a)	17,981	17,239,224
2.34%, 01/19/28 (Call 01/19/27), (1-year CMT + 0.830%)(c)	9,175	8,319,486
2.76%, 09/13/26(a)	6,036	5,614,143
3.29%, 07/25/27(a)	6,275	5,863,457
3.68%, 02/22/27(a)	2,592	2,470,651
3.78%, 03/02/25	4,016	3,923,233
3.84%, 04/17/26 (Call 04/17/25), (1-year CMT + 1.125%)(a)(c)	4,235	4,120,817
3.85%, 03/01/26	15,059	14,540,835
3.96%, 03/02/28(a)	1,640	1,565,674
4.05%, 09/11/28	200	190,629
4.08%, 04/19/28 (Call 04/19/27), (1-year CMT + 1.300%)(c)	5,930	5,665,293
5.02%, 07/20/28 (Call 07/20/27), (1-year CMT + 1.950%)(c)	8,815	8,671,618
5.24%, 04/19/29 (Call 04/19/28), (1-year CMT + 1.700%)(a)(c)	6,740	6,699,567
5.35%, 09/13/28 (Call 09/13/27), (1-year CMT + 1.900%)(c)	8,955	8,930,368
5.42%, 02/22/29 (Call 02/22/28), (1-year CMT + 1.380%)(c)	11,583	11,600,425
5.54%, 04/17/26 (Call 04/17/25), (1-year CMT + 1.500%)(a)(c)	3,865	3,848,021
5.72%, 02/20/26 (Call 02/20/25), (1-year CMT + 1.080%)(c)	11,780	11,774,670
Mizuho Bank Ltd., 3.20%, 03/26/25(a)(b)	315	305,035
Mizuho Financial Group Inc.
1.23%, 05/22/27 (Call 05/22/26), (1-year CMT + 0.670%)(c)	8,834	7,930,814
1.55%, 07/09/27 (Call 07/09/26), (1-year CMT + 0.750%)(c)	7,145	6,435,442
2.23%, 05/25/26 (Call 05/25/25), (3-mo. SOFR + 1.092%)(c)	3,199	3,030,246
2.65%, 05/22/26 (Call 05/22/25), (1-year CMT + 0.900%)(a)(c)	2,909	2,771,362
2.84%, 09/13/26(a)	5,629	5,252,488
3.17%, 09/11/27(a)	6,405	5,907,539
3.48%, 04/12/26(a)(b)	11,475	10,960,014
3.66%, 02/28/27	3,190	3,017,066
4.02%, 03/05/28(a)	6,960	6,601,648
4.25%, 09/11/29 (Call 09/11/28), (3-mo. SOFR + 1.532%)(c)	5,360	5,064,005
4.35%, 10/20/25(b)	4,492	4,338,985

Schedule of Investments (unaudited) (continued)	iShares® 1-5 Year Investment Grade Corporate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
5.41%, 09/13/28 (Call 09/13/27), (1-year CMT + 2.050%)(a)(c)	$6,320	$6,293,179
5.67%, 05/27/29 (Call 05/27/28), (1-year CMT + 1.500%)(a)(c)	6,210	6,238,517
5.78%, 07/06/29 (Call 07/06/28), (1-year CMT + 1.650%)(c)	17,275	17,458,449
Morgan Stanley
0.99%, 12/10/26 (Call 12/10/25), (1-day SOFR + 0.720%)(c)	19,913	18,046,696
1.51%, 07/20/27 (Call 07/20/26), (1-day SOFR + 0.858%)(c)	21,250	19,079,237
1.59%, 05/04/27 (Call 04/04/27), (1-day SOFR + 0.879%)(a)(c)	26,092	23,656,767
2.19%, 04/28/26 (Call 04/28/25), (1-day SOFR + 1.990%)(c)	21,691	20,623,888
2.48%, 01/21/28 (Call 01/21/27), (1-day SOFR + 1.000%)(c)	16,901	15,401,864
2.63%, 02/18/26 (Call 02/18/25), (1-day SOFR + 0.940%)(c)	14,334	13,765,224
3.13%, 07/27/26	21,880	20,686,624
3.59%, 07/22/28 (Call 07/22/27)(c)	21,812	20,417,350
3.63%, 01/20/27(a)	22,935	21,908,992
3.77%, 01/24/29 (Call 01/24/28), (3-mo. SOFR + 1.402%)(c)	20,905	19,494,679
3.88%, 01/27/26(a)	23,022	22,367,024
3.95%, 04/23/27(a)	14,324	13,602,441
4.00%, 07/23/25	21,515	21,019,270
4.21%, 04/20/28 (Call 04/20/27), (1-day SOFR + 1.610%)(c)	18,983	18,228,875
4.35%, 09/08/26(a)	16,466	15,973,396
4.68%, 07/17/26 (Call 07/17/25), (1-day SOFR + 1.669%)(c)	14,642	14,390,565
5.00%, 11/24/25	16,332	16,152,883
5.05%, 01/28/27 (Call 01/28/26), (1-day SOFR + 1.295%)(c)	12,861	12,740,761
5.12%, 02/01/29 (Call 02/01/28), (1-day SOFR + 1.730%)(c)	18,250	17,963,285
5.16%, 04/20/29 (Call 04/20/28), (1-day SOFR + 1.590%)(c)	20,244	19,907,568
5.45%, 07/20/29 (Call 07/20/28), (1-day SOFR + 1.630%)(c)	8,370	8,338,258
6.14%, 10/16/26 (Call 10/16/25), (1-day SOFR + 1.770%)(c)	7,057	7,113,051
6.25%, 08/09/26(a)	6,946	7,087,657
6.30%, 10/18/28 (Call 10/18/27), (1-day SOFR + 2.240%)(c)	17,113	17,585,999
6.41%, 11/01/29 (Call 11/01/28), (1-day SOFR + 1.830%)(c)	7,635	7,905,917
Morgan Stanley Bank NA
4.75%, 04/21/26 (Call 03/21/26)(a)	13,421	13,254,412
5.48%, 07/16/25 (Call 06/16/25)	945	947,088
5.88%, 10/30/26 (Call 09/30/26)	21,250	21,589,988
National Australia Bank Ltd.
1.39%, 01/12/25(a)(b)	8,240	7,897,642
1.89%, 01/12/27(b)	7,300	6,602,462
3.50%, 01/10/27(b)	4,455	4,241,612
National Australia Bank Ltd./New York
2.50%, 07/12/26	7,584	7,105,426
3.38%, 01/14/26	4,544	4,385,181
3.50%, 06/09/25(a)	1,719	1,677,314
3.91%, 06/09/27	7,651	7,350,056
Security	Par (000)	Value

Banks (continued)
4.90%, 06/13/28(a)	$6,925	$6,855,315
4.94%, 01/12/28	7,378	7,330,749
4.97%, 01/12/26	6,141	6,123,109
5.20%, 05/13/25(a)	5,805	5,795,774
National Bank of Canada, 5.25%, 01/17/25	665	662,135
National Securities Clearing Corp.
0.75%, 12/07/25 (Call 11/07/25)(a)(b)	4,989	4,564,447
1.50%, 04/23/25 (Call 03/23/25)(b)	5,948	5,654,639
5.00%, 05/30/28 (Call 04/30/28)(b)	4,460	4,454,225
5.10%, 11/21/27 (Call 10/21/27)(a)(b)	4,917	4,931,891
5.15%, 05/30/25(a)(b)	2,655	2,650,521
NatWest Group PLC
1.64%, 06/14/27 (Call 06/14/26), (1-year CMT + 0.900%)(c)	9,572	8,590,020
3.07%, 05/22/28 (Call 05/22/27), (1-year CMT + 2.550%)(c)	6,098	5,544,174
3.75%, 11/01/29 (Call 11/01/24), (5-year CMT + 2.100%)(c)	3,291	3,165,888
4.80%, 04/05/26	9,127	8,947,702
4.89%, 05/18/29 (Call 05/18/28), (3-mo. LIBOR US + 1.754%)(c)	13,850	13,253,998
5.52%, 09/30/28 (Call 09/30/27), (1-year CMT + 2.270%)(c)	5,825	5,734,245
5.81%, 09/13/29 (Call 09/13/28), (1-year CMT + 1.950%)(a)(c)	8,015	7,978,600
5.85%, 03/02/27 (Call 03/02/26), (1-year CMT + 1.350%)(c)	5,975	5,955,086
7.47%, 11/10/26 (Call 11/10/25), (1-year CMT + 2.850%)(c)	8,820	9,040,152
NatWest Markets PLC
1.60%, 09/29/26(b)	5,650	5,065,394
3.48%, 03/22/25(b)	3,019	2,934,769
NBK SPC Ltd., 1.63%, 09/15/27 (Call 09/15/26), (1-day SOFR + 1.050%)(b)(c)	585	521,453
NBK Tier 1 Financing 2 Ltd., 4.50%, (Call 11/27/25)(b)(c)(d)	2,541	2,371,586
NBK Tier 1 Ltd., 3.63%, (Call 08/24/26)(b)(c)(d)	2,025	1,774,791
NongHyup Bank
1.25%, 07/20/25(a)(b)	6,150	5,752,280
1.25%, 07/28/26(b)	925	831,085
4.00%, 01/06/26(b)	150	146,032
4.25%, 07/06/27(a)(b)	3,000	2,904,690
4.88%, 07/03/28(b)	4,200	4,147,158
Nordea Bank Abp
0.75%, 08/28/25(a)(b)	4,748	4,379,891
1.50%, 09/30/26(b)	7,272	6,510,752
3.60%, 06/06/25(b)	3,002	2,922,706
4.63%, 09/13/33 (Call 09/13/28), (5-year USD Swap + 1.690%)(b)(c)	205	186,361
4.75%, 09/22/25(b)	5,425	5,355,965
5.38%, 09/22/27(b)	5,188	5,155,685
Norinchukin Bank (The)
1.28%, 09/22/26(b)	7,270	6,486,069
4.87%, 09/14/27(a)(b)	4,920	4,826,799
5.43%, 03/09/28(a)(b)	3,280	3,284,156
Northern Trust Corp.
3.38%, 05/08/32 (Call 05/08/27), (3-mo. LIBOR US + 1.131%)(a)(c)	2,090	1,898,151
3.65%, 08/03/28 (Call 05/03/28)(a)	2,075	1,956,753
3.95%, 10/30/25(a)	1,225	1,196,565
4.00%, 05/10/27 (Call 04/10/27)	5,250	5,098,489

Schedule of Investments (unaudited) (continued)	iShares® 1-5 Year Investment Grade Corporate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Oversea-Chinese Banking Corp. Ltd., 1.83%, 09/10/30 (Call 09/10/25), (5-year CMT + 1.580%)(a)(b)(c)	$6,407	$5,961,402
PNC Bank NA
2.95%, 02/23/25 (Call 01/23/25)	2,500	2,416,270
3.10%, 10/25/27 (Call 09/25/27)	5,195	4,757,532
3.25%, 06/01/25 (Call 05/02/25)	4,835	4,655,125
3.25%, 01/22/28 (Call 12/23/27)	6,870	6,311,853
3.88%, 04/10/25 (Call 03/10/25)	2,462	2,394,792
4.05%, 07/26/28	7,235	6,754,008
4.20%, 11/01/25 (Call 10/01/25)	1,941	1,879,412
PNC Financial Services Group Inc. (The)
1.15%, 08/13/26 (Call 07/13/26)(a)	2,607	2,333,354
2.60%, 07/23/26 (Call 05/24/26)	4,457	4,156,859
3.15%, 05/19/27 (Call 04/19/27)	1,053	981,876
4.76%, 01/26/27 (Call 01/26/26), (1-day SOFR + 1.085%)(c)	16,930	16,569,895
5.35%, 12/02/28 (Call 12/02/27), (1-day SOFR + 1.620%)(c)	7,950	7,852,571
5.58%, 06/12/29 (Call 06/12/28), (1-day SOFR + 1.841%)(a)(c)	17,902	17,774,698
5.81%, 06/12/26 (Call 06/12/25), (1-day SOFR + 1.322%)(c)	5,052	5,049,506
6.62%, 10/20/27 (Call 10/20/26), (1-day SOFR + 1.730%)(c)	6,965	7,125,757
Regions Financial Corp.
1.80%, 08/12/28 (Call 06/12/28)	2,385	1,968,842
2.25%, 05/18/25 (Call 04/18/25)(a)	778	730,760
Rheinland-Pfalz Bank, 6.88%, 02/23/28(b)(e)	15	15,918
Royal Bank of Canada
0.88%, 01/20/26(a)	8,260	7,534,120
1.15%, 06/10/25(a)	9,756	9,156,704
1.15%, 07/14/26	15,090	13,579,123
1.20%, 04/27/26	11,355	10,312,515
1.40%, 11/02/26	5,986	5,376,083
1.60%, 01/21/25	4,145	3,974,327
2.05%, 01/21/27(a)	2,335	2,127,889
3.38%, 04/14/25	7,430	7,224,259
3.63%, 05/04/27(a)	7,610	7,217,150
4.24%, 08/03/27	7,958	7,712,007
4.65%, 01/27/26	9,797	9,631,203
4.88%, 01/12/26(a)	6,691	6,633,721
4.90%, 01/12/28(a)	5,610	5,550,940
4.95%, 04/25/25	9,540	9,472,797
5.20%, 07/20/26	6,545	6,530,804
5.20%, 08/01/28(a)	7,055	7,030,141
6.00%, 11/01/27(a)	8,996	9,238,651
Santander Holdings USA Inc.
2.49%, 01/06/28 (Call 01/06/27), (1-day SOFR + 1.249%)(c)	6,970	6,244,211
3.24%, 10/05/26 (Call 08/05/26)	4,954	4,578,056
3.45%, 06/02/25 (Call 05/02/25)	6,367	6,108,213
4.40%, 07/13/27 (Call 04/14/27)(a)	5,904	5,619,540
4.50%, 07/17/25 (Call 04/17/25)(a)	5,863	5,720,340
5.81%, 09/09/26 (Call 09/09/25), (1-day SOFR + 2.328%)(c)	1,035	1,024,118
6.50%, 03/09/29 (Call 03/09/28), (1-day SOFR + 2.356%)(c)	6,833	6,901,621
6.57%, 06/12/29 (Call 06/12/28), (1-day SOFR + 2.700%)(c)	3,359	3,380,020
Security	Par (000)	Value

Banks (continued)
Santander UK Group Holdings PLC
1.53%, 08/21/26 (Call 08/21/25), (1-year CMT + 1.250%)(c)	$5,694	$5,234,460
1.67%, 06/14/27 (Call 06/14/26), (1-day SOFR + 0.989%)(a)(c)	5,402	4,823,412
2.47%, 01/11/28 (Call 01/11/27), (1-day SOFR + 1.220%)(c)	7,915	7,056,639
3.82%, 11/03/28 (Call 11/03/27), (3-mo. LIBOR US + 1.400%)(a)(c)	6,280	5,760,704
4.75%, 09/15/25(b)	255	246,981
6.53%, 01/10/29 (Call 01/10/28), (1-day SOFR + 2.600%)(c)	8,823	8,897,261
6.83%, 11/21/26 (Call 11/21/25), (1-day SOFR + 2.749%)(c)	7,713	7,777,236
Shinhan Bank Co. Ltd.
1.38%, 10/21/26(a)(b)	3,520	3,150,506
3.75%, 09/20/27(a)(b)	205	189,965
4.50%, 04/12/28(b)	4,265	4,152,014
Shinhan Financial Group Co. Ltd.
1.35%, 01/10/26(b)	248	227,661
2.88%, (Call 05/12/26), (5-year CMT + 2.064%)(b)(c)(d)	3,185	2,828,599
3.34%, 02/05/30 (Call 02/05/25), (5-year CMT + 1.500%)(b)(c)	290	280,265
5.00%, 07/24/28	2,250	2,206,199
Skandinaviska Enskilda Banken AB
0.85%, 09/02/25(a)(b)	1,678	1,549,426
1.20%, 09/09/26(a)(b)	4,313	3,848,145
1.40%, 11/19/25(a)(b)	975	900,544
3.70%, 06/09/25(b)	1,940	1,888,672
Societe Generale SA
1.38%, 07/08/25(a)(b)	2,611	2,440,840
1.49%, 12/14/26 (Call 12/14/25), (1-year CMT + 1.100%)(b)(c)	13,066	11,825,208
1.79%, 06/09/27 (Call 06/09/26), (1-year CMT + 1.000%)(b)(c)	7,774	6,952,604
2.23%, 01/21/26 (Call 01/21/25), (1-year CMT + 1.050%)(b)(c)	7,537	7,168,086
2.63%, 01/22/25(b)	10,541	10,122,191
2.80%, 01/19/28 (Call 01/19/27), (1-year CMT + 1.300%)(b)(c)	11,535	10,430,427
4.00%, 01/12/27(a)(b)	3,664	3,440,732
4.25%, 04/14/25(b)	9,170	8,864,188
4.25%, 08/19/26(a)(b)	6,236	5,901,580
4.68%, 06/15/27(b)	4,590	4,460,376
4.75%, 11/24/25(a)(b)	6,124	5,924,252
4.75%, 09/14/28(b)	400	383,001
6.45%, 01/12/27 (Call 01/12/26), (1-year CMT + 2.300%)(a)(b)(c)	7,205	7,230,886
6.45%, 01/10/29 (Call 01/10/28), (1-year CMT + 2.550%)(b)(c)	10,188	10,279,783
Standard Chartered PLC
1.46%, 01/14/27 (Call 01/14/26), (1-year CMT + 1.000%)(b)(c)	12,113	10,945,549
2.61%, 01/12/28 (Call 01/12/27), (1-year CMT + 1.180%)(b)(c)	9,709	8,727,411
2.82%, 01/30/26 (Call 01/30/25), (3-mo. LIBOR US + 1.209%)(b)(c)	12,648	12,127,068
3.20%, 04/17/25(a)(b)	2,295	2,216,452
3.97%, 03/30/26 (Call 03/30/25), (1-year CMT + 1.650%)(b)(c)	5,545	5,369,066

Schedule of Investments (unaudited) (continued)	iShares® 1-5 Year Investment Grade Corporate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
4.05%, 04/12/26(b)	$8,015	$7,721,950
4.30%, 02/19/27(a)(b)	6,695	6,295,951
4.87%, 03/15/33 (Call 03/15/28), (5-year USD ICE Swap + 1.970%)(b)(c)	705	642,157
6.17%, 01/09/27 (Call 01/09/26), (1-year CMT + 2.050%)(a)(b)(c)	6,170	6,191,200
6.19%, 07/06/27 (Call 07/06/26), (1-year CMT + 1.850%)(b)(c)	6,130	6,150,600
6.30%, 01/09/29 (Call 01/09/28), (1-year CMT + 2.450%)(b)(c)	11,350	11,387,126
6.75%, 02/08/28 (Call 02/08/27), (1-year CMT + 1.850%)(b)(c)	430	435,548
7.77%, 11/16/28 (Call 11/16/27), (1-year CMT + 3.450%)(b)(c)	7,858	8,318,755
State Street Corp.
1.68%, 11/18/27 (Call 11/18/26), (1-day SOFR + 0.560%)(c)	1,780	1,608,217
1.75%, 02/06/26 (Call 02/06/25), (1-day SOFR + 0.441%)(a)(c)	1,407	1,341,060
2.20%, 02/07/28 (Call 02/07/27), (1-day SOFR + 0.730%)(c)	4,930	4,490,991
2.65%, 05/19/26(a)	4,507	4,257,711
2.90%, 03/30/26 (Call 10/30/25), (1-day SOFR + 2.600%)(c)	2,618	2,522,996
3.55%, 08/18/25(a)	7,807	7,585,604
4.86%, 01/26/26 (Call 01/26/25), (1-day SOFR + 0.604%)(a)(c)	2,845	2,812,185
5.10%, 05/18/26 (Call 05/18/25), (1-day SOFR + 1.130%)(c)	5,915	5,869,995
5.27%, 08/03/26 (Call 07/03/26)	7,740	7,736,147
5.68%, 11/21/29 (Call 11/21/28), (1-day SOFR + 1.484%)(c)	6,905	6,962,095
5.75%, 11/04/26 (Call 11/04/25), (1-day SOFR + 1.353%)(c)	2,816	2,824,489
5.82%, 11/04/28 (Call 11/04/27), (1-day SOFR + 1.715%)(c)	3,428	3,494,477
Sumitomo Mitsui Financial Group Inc.
0.95%, 01/12/26(a)	6,350	5,778,902
1.40%, 09/17/26	12,994	11,655,806
1.47%, 07/08/25	15,027	14,076,089
1.90%, 09/17/28	6,110	5,224,270
2.17%, 01/14/27	3,210	2,902,496
2.35%, 01/15/25	7,012	6,761,538
2.63%, 07/14/26(a)	14,522	13,543,824
3.01%, 10/19/26(a)	8,597	8,047,630
3.35%, 10/18/27(a)	4,730	4,393,839
3.36%, 07/12/27(a)	11,386	10,640,640
3.45%, 01/11/27(a)	8,052	7,612,046
3.54%, 01/17/28	4,573	4,249,992
3.78%, 03/09/26(a)	9,527	9,187,472
3.94%, 07/19/28	4,339	4,087,752
4.31%, 10/16/28(a)	3,300	3,153,110
5.46%, 01/13/26	11,480	11,470,893
5.52%, 01/13/28(a)	15,629	15,705,110
5.72%, 09/14/28(a)	13,000	13,167,281
5.80%, 07/13/28	7,220	7,327,275
5.88%, 07/13/26(a)	5,285	5,335,925
Sumitomo Mitsui Trust Bank Ltd.
1.05%, 09/12/25(b)	3,022	2,789,257
1.35%, 09/16/26(b)	1,773	1,584,951
1.55%, 03/25/26(b)	7,522	6,880,608
Security	Par (000)	Value

Banks (continued)
2.55%, 03/10/25(b)	$1,305	$1,255,210
2.80%, 03/10/27(a)(b)	8,165	7,527,125
4.80%, 09/15/25(a)(b)	1,378	1,357,129
4.95%, 09/15/27(b)	1,290	1,271,239
5.50%, 03/09/28(a)(b)	3,190	3,213,746
5.55%, 09/14/28(b)	2,805	2,832,866
5.65%, 03/09/26(b)	4,635	4,653,606
5.65%, 09/14/26(a)(b)	2,650	2,663,010
Svenska Handelsbanken AB
1.42%, 06/11/27 (Call 06/11/26), (1-year CMT + 0.630%)(a)(b)(c)	6,544	5,852,115
3.65%, 06/10/25(a)(b)	1,124	1,095,879
3.95%, 06/10/27(a)(b)	3,965	3,794,629
5.25%, 06/15/26(a)(b)	1,890	1,887,383
5.50%, 06/15/28(a)(b)	9,915	9,842,844
Swedbank AB
1.54%, 11/16/26(a)(b)	11,593	10,388,630
3.36%, 04/04/25(a)(b)	885	859,477
5.34%, 09/20/27(a)(b)	3,285	3,222,023
5.47%, 06/15/26(b)	4,510	4,498,023
6.14%, 09/12/26(b)	2,200	2,211,250
Synchrony Bank
5.40%, 08/22/25 (Call 07/22/25)	4,635	4,490,203
5.63%, 08/23/27 (Call 07/23/27)	3,773	3,573,994
Synovus Bank, 5.63%, 02/15/28 (Call 01/15/28)	3,274	2,997,802
Synovus Financial Corp., 5.20%, 08/11/25 (Call 07/11/25)(a)	850	827,282
Toronto-Dominion Bank (The)
0.75%, 09/11/25(a)	6,765	6,230,685
0.75%, 01/06/26(a)	11,077	10,079,474
1.15%, 06/12/25(a)	7,171	6,722,954
1.20%, 06/03/26	10,432	9,423,342
1.25%, 09/10/26(a)	11,154	10,022,246
1.95%, 01/12/27(a)	8,002	7,269,032
2.80%, 03/10/27	10,012	9,273,634
3.63%, 09/15/31 (Call 09/15/26), (5-year USD Swap + 2.205%)(c)	10,671	10,020,387
3.77%, 06/06/25	11,636	11,339,493
4.11%, 06/08/27(a)	12,725	12,238,247
4.69%, 09/15/27	12,218	11,993,434
5.10%, 01/09/26(a)	3,090	3,083,895
5.16%, 01/10/28	13,020	12,920,395
5.52%, 07/17/28	9,810	9,879,946
5.53%, 07/17/26	10,330	10,382,075
8.13%, 10/31/82 (Call 10/31/27), (5-year CMT + 4.075%)(c)	8,515	8,562,067
Truist Bank
1.50%, 03/10/25 (Call 02/10/25)(a)	7,805	7,375,666
3.30%, 05/15/26 (Call 04/15/26)	4,771	4,458,686
3.63%, 09/16/25 (Call 08/16/25)(a)	8,313	7,949,926
3.80%, 10/30/26 (Call 09/30/26)	5,243	4,900,748
4.05%, 11/03/25 (Call 09/03/25)	3,558	3,461,166
Truist Financial Corp.
1.13%, 08/03/27 (Call 06/03/27)(a)	4,245	3,623,449
1.20%, 08/05/25 (Call 07/03/25)	4,824	4,472,209
1.27%, 03/02/27 (Call 03/02/26), (1-day SOFR + 0.609%)(c)	7,578	6,817,674
1.89%, 06/07/29 (Call 06/07/28), (1-day SOFR + 0.862%)(c)	6,896	5,778,653
3.70%, 06/05/25 (Call 05/05/25)	5,517	5,351,671
4.00%, 05/01/25 (Call 03/01/25)	5,454	5,300,829

Schedule of Investments (unaudited) (continued)	iShares® 1-5 Year Investment Grade Corporate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
4.12%, 06/06/28 (Call 06/06/27), (1-day SOFR + 1.368%)(c)	$5,365	$5,043,431
4.26%, 07/28/26 (Call 07/28/25), (1-day SOFR + 1.456%)(c)	9,843	9,519,690
4.87%, 01/26/29 (Call 01/26/28), (1-day SOFR + 1.435%)(c)	10,400	9,968,333
5.90%, 10/28/26 (Call 10/28/25), (1-day SOFR + 1.626%)(c)	4,800	4,778,137
6.05%, 06/08/27 (Call 06/08/26), (1-day SOFR + 2.050%)(a)(c)	7,845	7,855,257
7.16%, 10/30/29 (Call 10/30/28), (1-day SOFR + 2.446%)(c)	12,845	13,428,780
U.S. Bancorp.
1.45%, 05/12/25 (Call 04/12/25)	8,592	8,099,008
2.22%, 01/27/28 (Call 01/27/27), (1-day SOFR + 0.730%)(c)	8,230	7,418,004
3.10%, 04/27/26 (Call 03/27/26)(a)	5,865	5,550,149
3.90%, 04/26/28 (Call 03/26/28)(a)	4,881	4,603,561
3.95%, 11/17/25 (Call 10/17/25)(a)	4,195	4,077,150
4.55%, 07/22/28 (Call 07/22/27), (1-day SOFR + 1.660%)(a)(c)	10,990	10,566,531
4.65%, 02/01/29 (Call 02/01/28), (1-day SOFR + 1.230%)(c)	16,515	15,843,679
5.73%, 10/21/26 (Call 10/21/25), (1-day SOFR + 1.430%)(c)	9,130	9,095,319
5.78%, 06/12/29 (Call 06/12/28), (1-day SOFR + 2.020%)(c)	13,275	13,265,906
6.79%, 10/26/27 (Call 10/26/26), (1-day SOFR + 1.880%)(a)(c)	2,750	2,834,406
Series V, 2.38%, 07/22/26 (Call 06/22/26)(a)	8,711	8,071,099
Series X, 3.15%, 04/27/27 (Call 03/27/27)(a)	7,552	7,052,197
U.S. Bank NA/Cincinnati OH
2.05%, 01/21/25 (Call 12/20/24)(a)	5,114	4,911,500
2.80%, 01/27/25 (Call 12/27/24)(a)	5,211	5,038,111
UBS AG
1.25%, 06/01/26(a)	8,039	7,288,984
5.65%, 09/11/28	12,080	12,219,474
5.80%, 09/11/25	6,265	6,287,383
UBS AG/London, 1.38%, 01/13/25 (Call 12/13/24)(a)(b)	6,859	6,538,782
UBS AG/Stamford CT, 7.50%, 07/15/25	805	821,490
UBS Group AG
1.31%, 02/02/27 (Call 02/02/26), (1-day SOFR + 0.980%)(a)(b)(c)	13,047	11,773,675
1.36%, 01/30/27 (Call 01/30/26), (1-year CMT + 1.080%)(b)(c)	8,819	7,970,897
1.49%, 08/10/27 (Call 08/10/26), (1-year CMT + 0.850%)(b)(c)	13,525	12,015,006
2.19%, 06/05/26 (Call 06/05/25), (1-day SOFR + 2.044%)(b)(c)	10,187	9,579,853
3.75%, 03/26/25	15,414	14,955,327
3.87%, 01/12/29 (Call 01/12/28), (3-mo. LIBOR US + 1.410%)(b)(c)	14,040	12,927,178
4.13%, 09/24/25(b)	16,605	16,046,764
4.13%, 04/15/26(a)(b)	14,156	13,610,261
4.25%, 03/23/28 (Call 03/23/27)(b)	13,990	13,159,191
4.28%, 01/09/28 (Call 01/09/27)(b)	16,205	15,316,711
4.49%, 05/12/26 (Call 05/12/25), (1-year CMT + 1.550%)(b)(c)	8,290	8,097,696
4.55%, 04/17/26	14,721	14,325,551
Security	Par (000)	Value

Banks (continued)
4.70%, 08/05/27 (Call 08/05/26), (1-year CMT + 2.050%)(b)(c)	$12,450	$12,071,646
4.75%, 05/12/28 (Call 05/12/27), (1-year CMT + 1.750%)(a)(b)(c)	8,215	7,916,566
5.71%, 01/12/27 (Call 01/12/26), (1-year CMT + 1.550%)(a)(b)(c)	12,745	12,688,269
6.25%, 09/22/29 (Call 09/22/28), (1-year CMT + 1.800%)(b)(c)	8,500	8,616,261
6.33%, 12/22/27 (Call 12/22/26), (1-year CMT + 1.600%)(b)(c)	8,730	8,826,959
6.37%, 07/15/26 (Call 07/15/25), (1-day SOFR + 3.340%)(b)(c)	10,235	10,255,954
6.44%, 08/11/28 (Call 08/11/27), (1-day SOFR + 3.700%)(b)(c)	11,856	12,048,021
UniCredit SpA
1.98%, 06/03/27 (Call 06/03/26), (1-year CMT + 1.200%)(b)(c)	9,344	8,410,800
2.57%, 09/22/26 (Call 09/22/25), (1-year CMT + 2.300%)(b)(c)	2,720	2,523,651
United Overseas Bank Ltd.
1.25%, 04/14/26(b)	505	462,208
2.00%, 10/14/31 (Call 10/14/26), (5-year CMT + 1.230%)(b)(c)	2,845	2,553,731
3.06%, 04/07/25(b)	510	495,442
3.86%, 10/07/32 (Call 10/07/27), (5-year CMT + 1.450%)(b)(c)	8,073	7,578,264
Wachovia Corp.
6.61%, 10/01/25 (Call 04/01/24)(a)	785	796,960
7.57%, 08/01/26 (Call 02/01/24)(a)(e)	3,033	3,180,813
Wells Fargo & Co.
2.16%, 02/11/26 (Call 02/11/25), (3-mo. SOFR + 1.012%)(c)	24,356	23,256,991
2.19%, 04/30/26 (Call 04/29/25), (1-day SOFR + 2.000%)(c)	23,338	22,184,729
2.39%, 06/02/28 (Call 06/02/27), (1-day SOFR + 2.100%)(c)	24,177	21,726,949
3.00%, 02/19/25	22,118	21,457,266
3.00%, 04/22/26	26,247	24,833,001
3.00%, 10/23/26	26,841	25,139,821
3.20%, 06/17/27 (Call 06/17/26), (3-mo. SOFR + 1.432%)(c)	18,902	17,815,977
3.53%, 03/24/28 (Call 03/24/27), (1-day SOFR + 1.510%)(c)	28,681	26,890,403
3.55%, 09/29/25	20,429	19,743,692
3.58%, 05/22/28 (Call 05/22/27), (3-mo. SOFR + 1.572%)(c)	21,795	20,413,392
3.91%, 04/25/26 (Call 04/25/25), (1-day SOFR + 1.320%)(c)	21,485	20,912,478
4.10%, 06/03/26	18,054	17,399,115
4.30%, 07/22/27	18,574	17,828,474
4.54%, 08/15/26 (Call 08/15/25), (1-day SOFR + 1.560%)(a)(c)	16,065	15,745,031
4.81%, 07/25/28 (Call 07/25/27), (1-day SOFR + 1.980%)(a)(c)	21,983	21,444,678
5.57%, 07/25/29 (Call 07/25/28), (1-day SOFR + 1.740%)(c)	26,775	26,732,039
6.30%, 10/23/29 (Call 10/23/28), (1-day SOFR + 1.790%)(a)(c)	14,635	15,075,894
Wells Fargo Bank NA
5.45%, 08/07/26 (Call 07/07/26)	22,715	22,846,466
5.55%, 08/01/25 (Call 07/01/25)(a)	22,160	22,226,751

Schedule of Investments (unaudited) (continued)	iShares® 1-5 Year Investment Grade Corporate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Westpac Banking Corp.
1.15%, 06/03/26	$8,747	$7,948,950
1.95%, 11/20/28	7,360	6,336,383
2.35%, 02/19/25(a)	7,585	7,327,930
2.70%, 08/19/26(a)	5,724	5,395,126
2.85%, 05/13/26	9,194	8,731,443
2.89%, 02/04/30 (Call 02/04/25), (5-year CMT + 1.350%)(c)	9,447	9,023,968
3.35%, 03/08/27	5,890	5,588,504
3.40%, 01/25/28(a)	2,370	2,233,405
3.74%, 08/26/25(a)	4,489	4,380,736
4.04%, 08/26/27(a)	6,030	5,858,295
4.32%, 11/23/31 (Call 11/23/26), (5-year USD ICE Swap + 2.236%)(a)(c)	9,049	8,554,029
5.46%, 11/18/27(a)	12,360	12,524,637
5.51%, 11/17/25	6,675	6,713,345
5.54%, 11/17/28	12,475	12,681,895
Westpac New Zealand Ltd., 4.90%, 02/15/28(a)(b)	5,288	5,178,489
Woori Bank
0.75%, 02/01/26(a)(b)	2,340	2,120,814
4.88%, 01/26/28(b)	2,250	2,226,285
		7,135,165,772
Beverages — 1.2%
Anheuser-Busch InBev Worldwide Inc.
3.65%, 02/01/26 (Call 11/01/25)(a)	22,840	22,256,189
4.00%, 04/13/28 (Call 01/13/28)	20,944	20,279,249
Bacardi Ltd.
2.75%, 07/15/26 (Call 04/15/26)(b)	705	655,501
4.45%, 05/15/25 (Call 03/15/25)(b)	5,703	5,582,499
4.70%, 05/15/28 (Call 02/15/28)(b)	90	86,599
Brown-Forman Corp., 3.50%, 04/15/25 (Call 02/15/25)	1,788	1,742,885
Coca-Cola Co. (The)
1.00%, 03/15/28(a)	6,840	5,908,130
1.45%, 06/01/27(a)	9,718	8,722,725
1.50%, 03/05/28(a)	5,430	4,788,168
2.90%, 05/25/27	3,396	3,197,468
3.38%, 03/25/27	6,625	6,385,473
Coca-Cola Consolidated Inc., 3.80%, 11/25/25 (Call 08/25/25)	2,627	2,551,920
Coca-Cola European Partners PLC, 1.50%, 01/15/27 (Call 12/15/26)(b)	2,178	1,933,134
Constellation Brands Inc.
3.50%, 05/09/27 (Call 02/09/27)(a)	3,529	3,342,832
3.60%, 02/15/28 (Call 11/15/27)(a)	5,666	5,321,578
3.70%, 12/06/26 (Call 09/06/26)(a)	3,794	3,643,335
4.35%, 05/09/27 (Call 04/09/27)(a)	3,969	3,871,486
4.40%, 11/15/25 (Call 09/15/25)(a)	3,559	3,486,745
4.75%, 12/01/25(a)	3,144	3,107,215
5.00%, 02/02/26 (Call 02/02/24)	3,830	3,818,570
Diageo Capital PLC
1.38%, 09/29/25 (Call 08/29/25)	5,638	5,270,846
3.88%, 05/18/28 (Call 02/18/28)(a)	1,655	1,586,846
5.20%, 10/24/25	4,115	4,118,870
5.30%, 10/24/27 (Call 09/24/27)	5,150	5,219,665
5.38%, 10/05/26 (Call 09/05/26)	4,060	4,102,279
Heineken NV, 3.50%, 01/29/28 (Call 10/29/27)(a)(b)	6,695	6,314,470
JDE Peet’s NV, 1.38%, 01/15/27 (Call 12/15/26)(b)	5,015	4,413,524
Security	Par (000)	Value

Beverages (continued)
Keurig Dr Pepper Inc.
2.55%, 09/15/26 (Call 06/15/26)	$2,583	$2,405,236
3.40%, 11/15/25 (Call 08/15/25)(a)	4,253	4,093,634
3.43%, 06/15/27 (Call 03/15/27)(a)	3,453	3,260,601
4.42%, 05/25/25 (Call 03/25/25)(a)	4,902	4,824,151
4.60%, 05/25/28 (Call 02/25/28)(a)	7,815	7,656,068
Molson Coors Beverage Co., 3.00%, 07/15/26 (Call 04/15/26)	14,074	13,332,656
PepsiCo Inc.
2.25%, 03/19/25 (Call 02/19/25)	9,734	9,386,594
2.38%, 10/06/26 (Call 07/06/26)(a)	6,840	6,425,438
2.63%, 03/19/27 (Call 01/19/27)	3,715	3,477,399
2.75%, 04/30/25 (Call 01/30/25)	6,911	6,694,748
2.85%, 02/24/26 (Call 11/24/25)	5,393	5,165,254
3.00%, 10/15/27 (Call 07/15/27)(a)	5,795	5,462,526
3.50%, 07/17/25 (Call 04/17/25)	4,909	4,795,404
3.60%, 02/18/28 (Call 01/18/28)(a)	7,087	6,793,225
4.45%, 05/15/28 (Call 04/15/28)(a)	6,525	6,526,177
4.55%, 02/13/26 (Call 01/13/26)(a)	3,747	3,731,674
5.13%, 11/10/26 (Call 10/10/26)	4,650	4,694,463
5.25%, 11/10/25	4,825	4,856,090
Pernod Ricard International Finance LLC, 1.25%, 04/01/28 (Call 02/01/28)(b)	490	417,265
Pernod Ricard SA, 3.25%, 06/08/26 (Call 03/08/26)(a)(b)	3,329	3,195,018
		248,901,822
Biotechnology — 0.8%
Amgen Inc.
1.65%, 08/15/28 (Call 06/15/28)	6,235	5,374,130
1.90%, 02/21/25 (Call 01/21/25)	3,919	3,761,524
2.20%, 02/21/27 (Call 12/21/26)(a)	11,785	10,820,028
2.60%, 08/19/26 (Call 05/19/26)	8,774	8,220,346
3.13%, 05/01/25 (Call 02/01/25)(a)	6,472	6,267,753
3.20%, 11/02/27 (Call 08/02/27)	1,425	1,334,696
5.15%, 03/02/28 (Call 02/02/28)	32,285	32,352,277
5.25%, 03/02/25	13,412	13,361,340
5.51%, 03/02/26 (Call 03/02/24)	5,295	5,292,454
Baxalta Inc., 4.00%, 06/23/25 (Call 03/23/25)	6,533	6,385,929
Biogen Inc., 4.05%, 09/15/25 (Call 06/15/25)(a)	12,239	11,931,954
Bio-Rad Laboratories Inc., 3.30%, 03/15/27 (Call 02/15/27)(a)	2,786	2,591,331
CSL Finance PLC, 3.85%, 04/27/27 (Call 03/27/27)(b)	3,455	3,313,168
Gilead Sciences Inc.
1.20%, 10/01/27 (Call 08/01/27)	4,419	3,849,041
2.95%, 03/01/27 (Call 12/01/26)(a)	8,957	8,401,968
3.50%, 02/01/25 (Call 11/01/24)	12,364	12,097,610
3.65%, 03/01/26 (Call 12/01/25)(a)	19,187	18,564,973
Illumina Inc.
5.75%, 12/13/27 (Call 11/13/27)	4,085	4,093,079
5.80%, 12/12/25 (Call 11/12/25)	4,305	4,287,996
Royalty Pharma PLC
1.20%, 09/02/25 (Call 08/02/25)	7,191	6,638,103
1.75%, 09/02/27 (Call 07/02/27)(a)	6,678	5,850,639
		174,790,339
Building Materials — 0.4%
Carrier Global Corp.
2.24%, 02/15/25 (Call 01/15/25)	7,630	7,329,425
2.49%, 02/15/27 (Call 12/15/26)	6,141	5,624,514
5.80%, 11/30/25(b)	8,585	8,634,710

Schedule of Investments (unaudited) (continued)	iShares® 1-5 Year Investment Grade Corporate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Building Materials (continued)
CRH America Finance Inc.
3.40%, 05/09/27 (Call 02/09/27)(a)(b)	$1,650	$1,542,965
3.95%, 04/04/28 (Call 01/04/28)(a)(b)	6,651	6,308,562
CRH America Inc., 3.88%, 05/18/25 (Call 02/18/25)(b)	8,715	8,470,067
Fortune Brands Home & Security Inc., 4.00%, 06/15/25 (Call 03/15/25)	3,935	3,835,545
Holcim Finance U.S. LLC, 3.50%, 09/22/26 (Call 06/22/26)(a)(b)	2,961	2,827,387
Johnson Controls International PLC, 3.90%, 02/14/26 (Call 11/14/25)	3,937	3,815,682
Lennox International Inc.
1.35%, 08/01/25 (Call 07/01/25)	2,621	2,443,647
1.70%, 08/01/27 (Call 06/01/27)(a)	2,238	1,976,699
5.50%, 09/15/28 (Call 08/15/28)	5,560	5,580,953
Martin Marietta Materials Inc.
3.45%, 06/01/27 (Call 03/01/27)(a)	895	839,827
3.50%, 12/15/27 (Call 09/15/27)(a)	3,820	3,573,514
Masco Corp.
1.50%, 02/15/28 (Call 12/15/27)	5,285	4,506,545
3.50%, 11/15/27 (Call 08/15/27)	655	607,990
Mohawk Industries Inc., 5.85%, 09/18/28 (Call 08/18/28)(a)	3,500	3,546,197
Owens Corning, 3.40%, 08/15/26 (Call 05/15/26)	3,358	3,180,642
St Marys Cement Inc. Canada, 5.75%, 01/28/27 (Call 10/28/26)(b)	290	288,178
Trane Technologies Global Holding Co. Ltd., 3.75%, 08/21/28 (Call 05/21/28)	1,175	1,115,599
Trane Technologies Luxembourg Finance SA, 3.50%, 03/21/26 (Call 01/21/26)(a)	3,246	3,127,115
Vulcan Materials Co.
3.90%, 04/01/27 (Call 01/01/27)(a)	2,919	2,786,959
4.50%, 04/01/25 (Call 01/01/25)(a)	3,370	3,323,511
5.80%, 03/01/26 (Call 03/01/24)(a)	890	889,303
		86,175,536
Chemicals — 1.2%
Air Liquide Finance SA, 2.50%, 09/27/26 (Call 06/27/26)(a)(b)	6,444	6,060,738
Air Products and Chemicals Inc.
1.50%, 10/15/25 (Call 09/15/25)(a)	4,204	3,937,657
1.85%, 05/15/27 (Call 03/15/27)	4,366	3,960,376
Albemarle Corp., 4.65%, 06/01/27 (Call 05/01/27)(a)	4,425	4,259,454
Bayport Polymers LLC, 4.74%, 04/14/27 (Call 03/14/27)(a)(b)	700	656,088
Braskem Netherlands Finance BV, 4.50%, 01/10/28 (Call 10/10/27)(b)	6,100	5,291,136
Cabot Corp., 3.40%, 09/15/26 (Call 06/15/26)(a)	2,281	2,130,670
Celanese U.S. Holdings LLC 1.40%, 08/05/26 (Call 07/05/26)	2,935	2,611,908
6.05%, 03/15/25	7,228	7,239,438
6.17%, 07/15/27 (Call 06/15/27)	12,983	13,097,407
6.35%, 11/15/28 (Call 10/15/28)	2,930	2,993,267
CF Industries Inc., 4.50%, 12/01/26(b)	5,328	5,148,112
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP
3.40%, 12/01/26 (Call 09/01/26)(a)(b)	2,745	2,605,836
3.70%, 06/01/28 (Call 03/01/28)(b)	5,155	4,811,036
5.13%, 04/01/25 (Call 03/01/25)(b)	5,243	5,220,036
Security	Par (000)	Value

Chemicals (continued)
DuPont de Nemours Inc.
4.49%, 11/15/25 (Call 09/25/25)	$12,400	$12,198,270
4.73%, 11/15/28 (Call 08/15/28)(a)	6,120	6,044,727
Eastman Chemical Co., 3.80%, 03/15/25 (Call 12/15/24)	5,600	5,454,982
Ecolab Inc.
1.65%, 02/01/27 (Call 01/01/27)	3,261	2,954,519
2.70%, 11/01/26 (Call 08/01/26)	4,756	4,493,570
3.25%, 12/01/27 (Call 09/01/27)(a)	3,690	3,477,532
5.25%, 01/15/28 (Call 12/15/27)(a)	4,440	4,500,693
EIDP Inc.
1.70%, 07/15/25 (Call 06/15/25)	4,140	3,888,534
4.50%, 05/15/26 (Call 04/15/26)(a)	535	525,842
FMC Corp.
3.20%, 10/01/26 (Call 08/01/26)	3,368	3,122,537
5.15%, 05/18/26 (Call 04/18/26)(a)	3,380	3,330,547
International Flavors & Fragrances Inc.
1.23%, 10/01/25 (Call 09/01/25)(b)	6,920	6,319,591
1.83%, 10/15/27 (Call 08/15/27)(a)(b)	7,845	6,734,642
4.45%, 09/26/28 (Call 06/26/28)(a)	100	95,290
LG Chem Ltd., 1.38%, 07/07/26(b)	3,935	3,541,741
Linde Inc./CT
2.65%, 02/05/25 (Call 11/05/24)	3,386	3,283,106
3.20%, 01/30/26 (Call 10/30/25)(a)	4,922	4,742,747
4.70%, 12/05/25 (Call 11/05/25)(a)	4,330	4,301,318
LYB Finance Co. BV, 8.10%, 03/15/27(a)(b)	2,985	3,184,933
LYB International Finance II BV, 3.50%, 03/02/27 (Call 12/02/26)(a)	2,655	2,506,705
LYB International Finance III LLC, 1.25%, 10/01/25 (Call 09/01/25)	3,796	3,508,252
MEGlobal BV
2.63%, 04/28/28 (Call 01/28/28)(b)	4,400	3,855,852
4.25%, 11/03/26(b)	5,221	4,972,752
MEGlobal Canada ULC, 5.00%, 05/18/25(a)(b)	10,125	9,923,512
Mosaic Co. (The), 4.05%, 11/15/27 (Call 08/15/27)(a)	4,975	4,778,026
Nutrien Ltd.
3.00%, 04/01/25 (Call 01/01/25)	3,168	3,052,835
4.00%, 12/15/26 (Call 09/15/26)	2,909	2,794,533
4.90%, 03/27/28 (Call 02/27/28)(a)	6,456	6,376,324
5.95%, 11/07/25(a)	3,450	3,474,836
OCI NV, 4.63%, 10/15/25 (Call 10/15/24)(b)	934	899,678
Orbia Advance Corp. SAB de CV
1.88%, 05/11/26 (Call 04/11/26)(b)	4,209	3,799,777
4.00%, 10/04/27 (Call 07/04/27)(a)(b)	2,780	2,588,215
PPG Industries Inc.
1.20%, 03/15/26 (Call 02/15/26)(a)	5,131	4,679,052
3.75%, 03/15/28 (Call 12/15/27)(a)	1,750	1,658,645
RPM International Inc., 3.75%, 03/15/27 (Call 12/15/26)	2,819	2,676,442
SABIC Capital II BV, 4.50%, 10/10/28(b)	4,215	4,071,791
Sherwin-Williams Co. (The)
3.45%, 08/01/25 (Call 05/01/25)(a)	3,070	2,965,158
3.45%, 06/01/27 (Call 03/01/27)	10,002	9,469,441
3.95%, 01/15/26 (Call 10/15/25)(a)	1,781	1,731,180
4.25%, 08/08/25(a)	3,220	3,155,928
Sociedad Quimica y Minera de Chile SA, 4.38%, 01/28/25 (Call 10/29/24)(b)	200	196,760
Syngenta Finance NV
4.89%, 04/24/25 (Call 02/24/25)(b)	4,757	4,670,325
5.18%, 04/24/28 (Call 01/24/28)(b)	2,715	2,631,614

Schedule of Investments (unaudited) (continued)	iShares® 1-5 Year Investment Grade Corporate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Chemicals (continued)
Westlake Corp., 3.60%, 08/15/26 (Call 05/15/26)(a)	$5,231	$4,986,697
Yara International ASA
3.80%, 06/06/26 (Call 03/06/26)(b)	2,044	1,949,961
4.75%, 06/01/28 (Call 03/01/28)(a)(b)	2,300	2,193,124
		251,785,695
Commercial Services — 0.9%
Adani Ports & Special Economic Zone Ltd.
4.00%, 07/30/27 (Call 06/30/27) (b)	1,935	1,664,980
4.20%, 08/04/27 (Call 02/04/27) (b)	2,360	2,041,400
Ashtead Capital Inc.
1.50%, 08/12/26 (Call 07/12/26) (b)	4,128	3,677,983
4.00%, 05/01/28 (Call 05/01/24) (b)	4,755	4,374,024
4.38%, 08/15/27 (Call 08/15/24) (b)	4,215	3,968,897
Automatic Data Processing Inc.
1.70%, 05/15/28 (Call 03/15/28)	1,275	1,126,481
3.38%, 09/15/25 (Call 06/15/25)	7,153	6,953,882
Block Financial LLC
2.50%, 07/15/28 (Call 05/15/28)	140	122,473
5.25%, 10/01/25 (Call 07/01/25)(a)	2,464	2,432,241
Cintas Corp. No. 2
3.45%, 05/01/25 (Call 04/01/25)	5,191	5,057,809
3.70%, 04/01/27 (Call 01/01/27)	4,167	4,024,164
CK Hutchison International 23 Ltd., 4.75%, 04/21/28 (Call 03/21/28)(b)	5,700	5,620,995
Element Fleet Management Corp.
3.85%, 06/15/25 (Call 05/15/25)(a)(b)	2,942	2,835,451
6.27%, 06/26/26 (Call 05/26/26)(a)(b)	4,270	4,294,273
6.32%, 12/04/28 (Call 11/04/28)(b)	3,125	3,155,378
Equifax Inc.
2.60%, 12/15/25 (Call 11/15/25)	2,848	2,688,200
3.25%, 06/01/26 (Call 03/01/26)(a)	2,155	2,032,477
5.10%, 12/15/27 (Call 11/15/27)	5,135	5,083,781
5.10%, 06/01/28 (Call 05/01/28)	5,071	5,009,839
ERAC USA Finance LLC
3.30%, 12/01/26 (Call 09/01/26)(b)	2,075	1,954,588
3.80%, 11/01/25 (Call 08/01/25)(b)	5,938	5,742,111
4.60%, 05/01/28 (Call 04/01/28)(a)(b)	5,725	5,571,852
Gartner Inc., 4.50%, 07/01/28 (Call 07/01/24)(a)(b)	778	728,686
Global Payments Inc.
1.20%, 03/01/26 (Call 02/01/26)	7,355	6,658,596
2.15%, 01/15/27 (Call 12/15/26)	4,841	4,364,724
2.65%, 02/15/25 (Call 01/15/24)	6,861	6,595,156
4.45%, 06/01/28 (Call 03/01/28)	1,510	1,437,410
4.80%, 04/01/26 (Call 01/01/26)(a)	5,229	5,125,998
4.95%, 08/15/27 (Call 07/15/27)	3,781	3,705,878
GXO Logistics Inc., 1.65%, 07/15/26 (Call 06/15/26)	3,079	2,753,235
Leland Stanford Junior University (The), 1.29%, 06/01/27 (Call 04/01/27)(a)	487	432,536
Moody’s Corp.
3.25%, 01/15/28 (Call 10/15/27)(a)	1,360	1,270,235
3.75%, 03/24/25 (Call 02/24/25)(a)	5,369	5,252,357
PayPal Holdings Inc.
1.65%, 06/01/25 (Call 05/01/25)	7,713	7,304,478
2.65%, 10/01/26 (Call 08/01/26)	8,581	8,046,119
3.90%, 06/01/27 (Call 05/01/27)	3,895	3,772,764
Pelabuhan Indonesia Persero PT, 4.25%, 05/05/25(a)(b)	10,530	10,313,819
Security	Par (000)	Value

Commercial Services (continued)
S&P Global Inc.
2.45%, 03/01/27 (Call 02/01/27)(a)	$8,342	$7,730,748
2.95%, 01/22/27 (Call 10/22/26)(a)	3,652	3,440,231
4.75%, 08/01/28 (Call 05/01/28)(a)	125	124,765
Sodexo Inc., 1.63%, 04/16/26 (Call 03/16/26)(a)(b)	4,457	4,073,977
Transurban Finance Co. Pty. Ltd.
3.38%, 03/22/27 (Call 12/22/26)(a)(b)	2,449	2,286,835
4.13%, 02/02/26 (Call 11/02/25)(a)(b)	4,445	4,308,185
Triton Container International Ltd., 2.05%, 04/15/26 (Call 03/15/26)(b)	4,259	3,848,190
UL Solutions Inc., 6.50%, 10/20/28 (Call 09/20/28)(b)	1,825	1,872,849
Verisk Analytics Inc., 4.00%, 06/15/25 (Call 03/15/25)(a)	7,014	6,838,759
Yale University, Series 2020, 0.87%, 04/15/25 (Call 03/15/25)	1,165	1,100,809
		182,820,618
Computers — 2.1%
Apple Inc.
0.55%, 08/20/25 (Call 07/20/25)	9,622	8,946,138
0.70%, 02/08/26 (Call 01/08/26)	17,099	15,680,887
1.13%, 05/11/25 (Call 04/11/25)(a)	15,713	14,877,299
1.20%, 02/08/28 (Call 12/08/27)	18,142	15,813,253
1.40%, 08/05/28 (Call 06/05/28)	9,365	8,124,555
2.05%, 09/11/26 (Call 07/11/26)	13,515	12,592,585
2.45%, 08/04/26 (Call 05/04/26)(a)	15,140	14,274,318
2.50%, 02/09/25(a)	10,983	10,665,723
2.75%, 01/13/25 (Call 11/13/24)	10,986	10,719,311
2.90%, 09/12/27 (Call 06/12/27)(a)	13,471	12,679,879
3.00%, 06/20/27 (Call 03/20/27)(a)	10,988	10,408,010
3.00%, 11/13/27 (Call 08/13/27)	7,943	7,506,866
3.20%, 05/13/25	13,927	13,575,066
3.20%, 05/11/27 (Call 02/11/27)(a)	13,137	12,540,981
3.25%, 02/23/26 (Call 11/23/25)	21,937	21,225,332
3.35%, 02/09/27 (Call 11/09/26)	14,806	14,228,880
4.00%, 05/10/28 (Call 04/10/28)	8,673	8,503,860
4.42%, 05/08/26 (Call 05/08/25)	20	19,864
Booz Allen Hamilton Inc., 3.88%, 09/01/28 (Call 09/01/24)(a)(b)	3,050	2,804,383
CGI Inc., 1.45%, 09/14/26 (Call 08/14/26)	4,412	3,945,924
Dell Inc., 7.10%, 04/15/28	455	484,590
Dell International LLC/EMC Corp.
4.90%, 10/01/26 (Call 08/01/26)(a)	12,837	12,668,795
5.25%, 02/01/28 (Call 01/01/28)(a)	8,762	8,786,600
5.85%, 07/15/25 (Call 06/15/25)	7,584	7,616,311
6.02%, 06/15/26 (Call 03/15/26)(a)	21,161	21,391,970
6.10%, 07/15/27 (Call 05/15/27)	4,267	4,357,744
DXC Technology Co.
1.80%, 09/15/26 (Call 08/15/26)(a)	4,862	4,348,635
2.38%, 09/15/28 (Call 07/15/28)(a)	185	156,482
Fortinet Inc., 1.00%, 03/15/26 (Call 02/15/26)(a)	3,943	3,568,692
Genpact Luxembourg Sarl, 1.75%, 04/10/26 (Call 03/10/26)	2,730	2,496,979
HCL America Inc., 1.38%, 03/10/26 (Call 02/10/26)(b)	1,526	1,396,371
Hewlett Packard Enterprise Co.
1.75%, 04/01/26 (Call 03/01/26)	5,256	4,837,482
4.90%, 10/15/25 (Call 07/15/25)	17,339	17,166,786
5.25%, 07/01/28 (Call 06/01/28)(a)	4,092	4,102,633
6.10%, 04/01/26 (Call 04/01/24)(a)	1,826	1,828,580

Schedule of Investments (unaudited) (continued)	iShares® 1-5 Year Investment Grade Corporate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Computers (continued)
HP Inc.
1.45%, 06/17/26 (Call 05/17/26)(a)	$4,110	$3,730,910
2.20%, 06/17/25 (Call 05/17/25)	8,563	8,143,798
3.00%, 06/17/27 (Call 04/17/27)	7,395	6,858,933
4.75%, 01/15/28 (Call 12/15/27)	6,330	6,219,169
International Business Machines Corp.
1.70%, 05/15/27 (Call 03/15/27)	8,872	7,945,614
2.20%, 02/09/27 (Call 01/09/27)	5,480	5,026,135
3.30%, 05/15/26(a)	19,140	18,367,371
3.30%, 01/27/27	3,081	2,923,877
3.45%, 02/19/26	9,266	8,940,299
4.00%, 07/27/25	6,474	6,348,479
4.15%, 07/27/27 (Call 06/27/27)(a)	6,083	5,917,560
4.50%, 02/06/26	5,150	5,082,840
4.50%, 02/06/28 (Call 01/06/28)(a)	8,315	8,179,420
6.22%, 08/01/27 (Call 02/01/24)	1,320	1,377,732
6.50%, 01/15/28(a)	780	836,260
7.00%, 10/30/25(a)	6,367	6,591,982
Kyndryl Holdings Inc.
2.05%, 10/15/26 (Call 09/15/26)	4,140	3,698,001
2.70%, 10/15/28 (Call 08/15/28)	2,610	2,215,471
Leidos Inc., 3.63%, 05/15/25 (Call 04/15/25)	3,781	3,663,671
Lenovo Group Ltd., 5.83%, 01/27/28 (Call 12/27/27)(a)(b)	200	200,764
NetApp Inc.
1.88%, 06/22/25 (Call 05/22/25)	5,697	5,366,551
2.38%, 06/22/27 (Call 04/22/27)(a)	4,304	3,909,577
Wipro IT Services LLC, 1.50%, 06/23/26 (Call 05/23/26)(a)(b)	3,585	3,257,154
		439,143,332
Cosmetics & Personal Care — 0.7%
Colgate-Palmolive Co.
3.10%, 08/15/25(a)	4,162	4,049,231
3.10%, 08/15/27 (Call 07/15/27)(a)	3,400	3,231,250
4.60%, 03/01/28 (Call 02/01/28)	2,483	2,503,809
4.80%, 03/02/26(a)	4,378	4,393,271
Conopco Inc.
Series E, 7.25%, 12/15/26	2,485	2,640,216
Series F, 6.63%, 04/15/28(a)	3,500	3,728,179
Estee Lauder Companies Inc. (The)
3.15%, 03/15/27 (Call 12/15/26)	3,250	3,076,183
4.38%, 05/15/28 (Call 04/15/28)(a)	5,250	5,122,758
Haleon U.K. Capital PLC
3.13%, 03/24/25(b)	75	72,627
3.13%, 03/24/25(a)	12,290	11,901,219
Haleon U.S. Capital LLC, 3.38%, 03/24/27 (Call 02/24/27)	13,070	12,346,533
Kenvue Inc.
5.05%, 03/22/28 (Call 02/22/28)	8,283	8,337,832
5.35%, 03/22/26 (Call 02/22/26)(a)	6,870	6,920,102
Procter & Gamble Co. (The)
0.55%, 10/29/25	7,353	6,802,155
1.00%, 04/23/26(a)	5,660	5,197,906
1.90%, 02/01/27	7,245	6,668,435
2.45%, 11/03/26	6,256	5,920,434
2.70%, 02/02/26	4,281	4,098,706
2.80%, 03/25/27(a)	4,255	4,013,613
2.85%, 08/11/27	3,555	3,347,442
3.95%, 01/26/28(a)	4,650	4,544,202
4.10%, 01/26/26(a)	5,100	5,037,548
Security	Par (000)	Value

Cosmetics & Personal Care (continued)
Unilever Capital Corp.
2.00%, 07/28/26(a)	$5,009	$4,654,329
2.90%, 05/05/27 (Call 02/05/27)	6,680	6,270,181
3.10%, 07/30/25	5,853	5,682,477
3.38%, 03/22/25 (Call 01/22/25)	778	760,182
3.50%, 03/22/28 (Call 12/22/27)(a)	6,080	5,781,348
4.88%, 09/08/28 (Call 08/08/28)(a)	3,800	3,823,588
		140,925,756
Distribution & Wholesale — 0.1%
Ferguson Finance PLC
4.25%, 04/20/27 (Call 03/20/27)(a)(b)	1,255	1,211,653
4.50%, 10/24/28 (Call 07/24/28)(b)	3,800	3,647,953
LKQ Corp., 5.75%, 06/15/28 (Call 05/15/28)	5,985	5,938,609
Mitsubishi Corp.
1.13%, 07/15/26 (Call 06/15/26)(b)	12,850	11,561,143
5.00%, 07/05/28 (Call 06/05/28)(b)	6,315	6,299,401
WW Grainger Inc., 1.85%, 02/15/25 (Call 01/15/25)	4,105	3,939,035
		32,597,794
Diversified Financial Services — 4.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
1.75%, 01/30/26 (Call 12/30/25)	7,298	6,674,250
2.45%, 10/29/26 (Call 09/29/26)	25,268	23,018,947
3.00%, 10/29/28 (Call 08/29/28)(a)	11,725	10,333,890
3.50%, 01/15/25 (Call 11/15/24)(a)	5,351	5,197,942
3.65%, 07/21/27 (Call 04/21/27)	7,554	7,024,280
3.88%, 01/23/28 (Call 10/23/27)	2,670	2,474,487
4.45%, 10/01/25 (Call 08/01/25)	4,099	3,982,932
4.45%, 04/03/26 (Call 02/03/26)(a)	3,833	3,725,978
4.63%, 10/15/27 (Call 08/15/27)(a)	4,520	4,335,041
5.75%, 06/06/28 (Call 05/06/28)(a)	7,540	7,509,901
6.10%, 01/15/27 (Call 12/15/26)(a)	3,775	3,794,232
6.45%, 04/15/27 (Call 03/15/27)(b)	360	364,792
6.50%, 07/15/25 (Call 06/15/25)(a)	8,799	8,840,593
Affiliated Managers Group Inc., 3.50%, 08/01/25	1,165	1,118,854
Air Lease Corp.
1.88%, 08/15/26 (Call 07/15/26)	7,966	7,207,029
2.10%, 09/01/28 (Call 07/01/28)	775	658,399
2.20%, 01/15/27 (Call 12/15/26)	4,025	3,608,547
2.30%, 02/01/25 (Call 01/01/25)(a)	5,224	5,001,714
2.88%, 01/15/26 (Call 12/15/25)(a)	10,117	9,520,184
3.25%, 03/01/25 (Call 01/01/25)	5,006	4,829,826
3.38%, 07/01/25 (Call 06/01/25)	6,010	5,766,984
3.63%, 04/01/27 (Call 01/01/27)	4,187	3,877,201
3.63%, 12/01/27 (Call 09/01/27)(a)	2,665	2,467,815
3.75%, 06/01/26 (Call 04/01/26)(a)	5,253	4,999,588
4.63%, 10/01/28 (Call 07/01/28)	2,705	2,573,993
5.30%, 02/01/28 (Call 01/01/28)(a)	5,730	5,670,196
5.85%, 12/15/27 (Call 11/15/27)	3,685	3,700,723
AIR Lease Corp. Sukuk Ltd., 5.85%, 04/01/28 (Call 03/01/28)(b)	5,205	5,147,624
Aircastle Ltd.
2.85%, 01/26/28 (Call 11/26/27)(b)	3,845	3,346,381
4.25%, 06/15/26 (Call 04/15/26)	5,629	5,345,135
5.25%, 08/11/25 (Call 07/11/25)(b)	5,368	5,258,451
6.50%, 07/18/28 (Call 06/18/28)(b)	5,045	5,029,351
Ally Financial Inc.
2.20%, 11/02/28 (Call 09/02/28)(a)	490	401,350

Schedule of Investments (unaudited) (continued)	iShares® 1-5 Year Investment Grade Corporate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
4.63%, 03/30/25(a)	$852	$832,984
4.75%, 06/09/27 (Call 05/09/27)(a)	3,345	3,163,602
5.80%, 05/01/25 (Call 04/01/25)(a)	2,358	2,340,305
6.99%, 06/13/29 (Call 06/13/28), (1-day SOFR + 3.260%)(c)	5,965	5,996,627
7.10%, 11/15/27 (Call 10/15/27)(a)	5,220	5,322,908
American Express Co.
1.65%, 11/04/26 (Call 10/04/26)	7,302	6,618,512
2.25%, 03/04/25 (Call 02/01/25)	11,612	11,148,198
2.55%, 03/04/27 (Call 02/01/27)	12,212	11,237,531
3.13%, 05/20/26 (Call 04/20/26)	6,223	5,941,258
3.30%, 05/03/27 (Call 04/02/27)	10,932	10,269,575
3.95%, 08/01/25 (Call 07/01/25)	15,268	14,907,739
4.20%, 11/06/25 (Call 10/06/25)(a)	5,210	5,104,308
4.90%, 02/13/26 (Call 01/13/26)	8,480	8,425,322
4.99%, 05/01/26 (Call 05/01/25), (1-day SOFR + 1.000%)(c)	7,962	7,883,183
5.28%, 07/27/29 (Call 07/27/28), (1-day SOFR + 1.280%)(c)	11,100	11,044,858
5.39%, 07/28/27 (Call 07/28/26), (1-day SOFR + 0.970%)(a)(c)	4,465	4,459,862
5.85%, 11/05/27 (Call 10/05/27)(a)	10,325	10,605,237
6.34%, 10/30/26 (Call 10/30/25), (1-day SOFR + 1.330%)(c)	5,585	5,661,135
American Express Credit Corp., 3.30%, 05/03/27 (Call 04/03/27)(a)	1,685	1,581,252
Ameriprise Financial Inc.
2.88%, 09/15/26 (Call 06/15/26)(a)	3,482	3,284,894
3.00%, 04/02/25 (Call 03/02/25)(a)	2,343	2,268,985
5.70%, 12/15/28 (Call 11/15/28)	2,250	2,301,968
Andrew W Mellon Foundation (The), Series 2020, 0.95%, 08/01/27 (Call 06/01/27)(a)	350	305,845
Antares Holdings LP
2.75%, 01/15/27 (Call 12/15/26)(b)	1,225	1,059,029
3.75%, 07/15/27 (Call 06/15/27)(a)(b)	3,500	3,074,389
3.95%, 07/15/26 (Call 06/15/26)(b)	2,805	2,570,894
Apollo Management Holdings LP, 4.95%, 01/14/50 (Call 01/14/24), (5-year CMT + 3.266%)(b)(c)	2,457	2,208,661
Ares Finance Co. III LLC, 4.13%, 06/30/51 (Call 06/30/26), (5-year CMT + 3.237%)(a)(b)(c)	3,125	2,562,495
Aviation Capital Group LLC
1.95%, 01/30/26 (Call 12/30/25)(b)	5,296	4,830,695
1.95%, 09/20/26 (Call 08/20/26)(b)	5,668	5,032,359
3.50%, 11/01/27 (Call 07/01/27)(b)	2,145	1,924,361
4.13%, 08/01/25 (Call 06/01/25)(b)	3,969	3,814,833
4.88%, 10/01/25 (Call 07/01/25)(b)	1,667	1,617,458
6.25%, 04/15/28 (Call 03/15/28)(b)	5,310	5,251,160
6.75%, 10/25/28 (Call 09/25/28)(b)	3,915	3,965,092
Avolon Holdings Funding Ltd.
2.13%, 02/21/26 (Call 01/21/26)(b)	5,378	4,895,525
2.53%, 11/18/27 (Call 10/18/27)(b)	14,830	12,814,753
2.75%, 02/21/28 (Call 12/21/27)(b)	2,120	1,840,730
2.88%, 02/15/25 (Call 01/15/25)(b)	8,424	8,046,107
3.25%, 02/15/27 (Call 12/15/26)(b)	4,367	3,950,510
4.25%, 04/15/26 (Call 03/15/26)(b)	6,874	6,537,987
4.38%, 05/01/26 (Call 03/01/26)(b)	4,722	4,495,029
5.50%, 01/15/26 (Call 12/15/25)(b)	4,476	4,388,706
6.38%, 05/04/28 (Call 04/04/28)(b)	5,675	5,659,403
Security	Par (000)	Value

Diversified Financial Services (continued)
BGC Group Inc.
4.38%, 12/15/25 (Call 09/15/25)(a)	$2,302	$2,178,378
8.00%, 05/25/28 (Call 04/25/28)	710	724,643
Blackstone Holdings Finance Co. LLC
1.63%, 08/05/28 (Call 06/05/28)(a)(b)	5,080	4,275,917
3.15%, 10/02/27 (Call 07/02/27)(a)(b)	1,880	1,729,471
5.90%, 11/03/27 (Call 10/03/27)(a)(b)	3,873	3,943,823
Blue Owl Credit Income Corp., 7.95%, 06/13/28 (Call 05/13/28)(b)	3,215	3,225,708
BOC Aviation Ltd.
3.25%, 04/29/25 (Call 03/29/25)(a)(b)	10,459	10,111,866
3.50%, 09/18/27 (Call 06/18/27)(b)	115	107,488
3.88%, 04/27/26 (Call 01/27/26)(a)(b)	6,552	6,308,842
BOC Aviation USA Corp., 5.75%, 11/09/28 (Call 10/09/28)(b)	225	226,921
Brookfield Finance Inc.
3.90%, 01/25/28 (Call 10/25/27)(a)	7,155	6,723,713
4.25%, 06/02/26 (Call 03/02/26)(a)	3,456	3,343,740
Cantor Fitzgerald LP, 4.50%, 04/14/27 (Call 01/14/27)(b)	2,845	2,685,128
Capital One Financial Corp.
1.88%, 11/02/27 (Call 11/02/26), (1-day SOFR + 0.855%)(c)	9,956	8,731,373
2.64%, 03/03/26 (Call 03/03/25), (1-day SOFR + 1.290%)(c)	7,701	7,282,882
3.20%, 02/05/25 (Call 01/05/25)	5,368	5,185,226
3.65%, 05/11/27 (Call 04/11/27)	6,104	5,669,142
3.75%, 07/28/26 (Call 06/28/26)(a)	9,069	8,518,066
3.75%, 03/09/27 (Call 02/09/27)	8,662	8,082,234
3.80%, 01/31/28 (Call 12/31/27)(a)	10,714	9,859,198
4.20%, 10/29/25 (Call 09/29/25)	8,925	8,574,433
4.25%, 04/30/25 (Call 03/31/25)(a)	3,847	3,745,940
4.93%, 05/10/28 (Call 05/10/27), (1-day SOFR + 2.057%)(a)(c)	9,733	9,310,907
4.99%, 07/24/26 (Call 07/24/25), (1-day SOFR + 2.160%)(c)	8,235	8,038,630
5.47%, 02/01/29 (Call 02/01/28), (1-day SOFR + 2.080%)(c)	8,585	8,247,257
6.31%, 06/08/29 (Call 06/08/28), (1-day SOFR + 2.640%)(c)	12,670	12,595,676
7.15%, 10/29/27 (Call 10/29/26), (1-day SOFR + 2.440%)(c)	3,590	3,651,828
Cboe Global Markets Inc., 3.65%, 01/12/27 (Call 10/12/26)(a)	4,912	4,717,820
Charles Schwab Corp., 6.20%, 11/17/29 (Call 11/17/28), (1-day SOFR + 1.878%)(c)	8,750	8,881,488
Charles Schwab Corp. (The)
0.90%, 03/11/26 (Call 02/11/26)	9,187	8,273,740
1.15%, 05/13/26 (Call 04/13/26)(a)	7,269	6,556,635
2.00%, 03/20/28 (Call 01/20/28)(a)	10,080	8,709,768
2.45%, 03/03/27 (Call 02/03/27)(a)	10,333	9,395,068
3.00%, 03/10/25 (Call 12/10/24)	2,030	1,962,841
3.20%, 03/02/27 (Call 12/02/26)(a)	3,672	3,428,426
3.20%, 01/25/28 (Call 10/25/27)	2,777	2,541,967
3.30%, 04/01/27 (Call 01/01/27)(a)	5,297	4,961,964
3.45%, 02/13/26 (Call 11/13/25)(a)	2,723	2,605,869
3.63%, 04/01/25 (Call 01/01/25)(a)	2,713	2,640,040
3.85%, 05/21/25 (Call 03/21/25)	4,376	4,262,023
4.20%, 03/24/25 (Call 02/22/25)(a)	3,842	3,771,165
5.64%, 05/19/29 (Call 05/19/28), (1-day SOFR + 2.210%)(c)	9,679	9,642,751

Schedule of Investments (unaudited) (continued)	iShares® 1-5 Year Investment Grade Corporate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
5.88%, 08/24/26 (Call 07/24/26)(a)	$4,895	$4,942,501
China Cinda Finance 2015 I Ltd., 4.25%, 04/23/25(b)	13,970	13,647,712
Citadel Finance LLC, 3.38%, 03/09/26 (Call 02/09/26)(b)	4,137	3,774,039
Citadel LP, 4.88%, 01/15/27 (Call 11/15/26)(a)(b)	3,611	3,489,529
CME Group Inc.
3.00%, 03/15/25 (Call 12/15/24)(a)	2,373	2,310,978
3.75%, 06/15/28 (Call 03/15/28)	5,627	5,390,109
DAE Sukuk Difc Ltd., 3.75%, 02/15/26(a)(b)	5,066	4,796,377
Discover Financial Services
3.75%, 03/04/25 (Call 12/04/24)	637	616,636
4.10%, 02/09/27 (Call 11/09/26)	4,912	4,560,245
4.50%, 01/30/26 (Call 11/30/25)(a)	2,954	2,859,653
Drawbridge Special Opportunities Fund LP/Drawbridge Special Opportunities Fin, 3.88%, 02/15/26 (Call 12/15/25)(a)(b)	2,952	2,665,860
Eaton Vance Corp., 3.50%, 04/06/27 (Call 01/06/27)	2,410	2,287,562
Enact Holdings Inc., 6.50%, 08/15/25 (Call 02/15/25)(b)	805	795,130
Franklin Resources Inc., 2.85%, 03/30/25	1,744	1,683,383
ICBCIL Finance Co. Ltd., 3.63%, 05/19/26(a)(b)	770	739,712
Intercorp Financial Services Inc., 4.13%, 10/19/27 (Call 07/19/27)(b)	50	44,116
Invesco Finance PLC, 3.75%, 01/15/26	3,750	3,621,353
Janus Henderson U.S. Holdings Inc., 4.88%, 08/01/25 (Call 05/01/25)	1,271	1,247,778
Jefferies Financial Group Inc.
4.85%, 01/15/27	4,587	4,476,024
5.88%, 07/21/28 (Call 06/21/28)	8,670	8,604,125
6.45%, 06/08/27(a)	3,152	3,216,596
Lazard Group LLC
3.63%, 03/01/27 (Call 12/01/26)(a)	2,093	1,932,647
3.75%, 02/13/25	1,686	1,639,350
4.50%, 09/19/28 (Call 06/19/28)(a)	5,375	5,093,363
Legg Mason Inc., 4.75%, 03/15/26	3,195	3,150,075
LPL Holdings Inc.
4.63%, 11/15/27 (Call 11/15/24)(a)(b)	1,540	1,449,250
6.75%, 11/17/28 (Call 10/17/28)	800	818,374
LSEGA Financing PLC
1.38%, 04/06/26 (Call 03/06/24)(b)	6,734	6,124,757
2.00%, 04/06/28 (Call 02/06/28)(b)	930	806,358
Mastercard Inc.
2.00%, 03/03/25 (Call 02/03/25)(a)	5,865	5,647,263
2.95%, 11/21/26 (Call 08/21/26)(a)	4,883	4,625,210
3.30%, 03/26/27 (Call 01/26/27)	7,075	6,751,865
3.50%, 02/26/28 (Call 11/26/27)(a)	3,735	3,567,830
4.88%, 03/09/28 (Call 02/09/28)(a)	5,090	5,152,707
Mitsubishi HC Capital Inc.
3.64%, 04/13/25 (Call 03/13/25)(a)(b)	4,610	4,475,112
5.08%, 09/15/27 (Call 08/15/27)(a)(b)	2,325	2,290,031
Mitsubishi HC Finance America LLC, 5.81%, 09/12/28 (Call 08/12/28)(a)(b)	2,400	2,414,489
Nasdaq Inc.
3.85%, 06/30/26 (Call 03/30/26)	3,183	3,072,021
5.35%, 06/28/28 (Call 05/28/28)	7,705	7,737,864
5.65%, 06/28/25	2,377	2,382,835
Neuberger Berman Group LLC/Neuberger Berman Finance Corp., 4.50%, 03/15/27 (Call 12/15/26)(b)	2,522	2,383,426
Security	Par (000)	Value

Diversified Financial Services (continued)
Nomura Holdings Inc.
1.65%, 07/14/26	$8,045	$7,250,607
1.85%, 07/16/25	10,058	9,415,644
2.17%, 07/14/28	8,260	7,057,287
2.33%, 01/22/27	8,354	7,527,041
2.65%, 01/16/25	9,469	9,122,528
5.10%, 07/03/25(a)	3,690	3,639,922
5.39%, 07/06/27(a)	3,385	3,331,413
5.71%, 01/09/26(a)	4,100	4,088,399
5.84%, 01/18/28(a)	3,715	3,722,552
6.07%, 07/12/28(a)	6,265	6,337,004
Nuveen LLC, 4.00%, 11/01/28 (Call 08/01/28)(b)	1,000	948,474
ORIX Corp.
3.70%, 07/18/27(a)	615	581,659
5.00%, 09/13/27(a)	8,329	8,274,058
Radian Group Inc.
4.88%, 03/15/27 (Call 09/15/26)	3,819	3,613,576
6.63%, 03/15/25 (Call 09/15/24)	4,316	4,294,420
REC Ltd., 5.63%, 04/11/28(a)(b)	3,220	3,208,596
Synchrony Financial
3.70%, 08/04/26 (Call 05/04/26)	937	859,325
3.95%, 12/01/27 (Call 09/01/27)	4,170	3,746,257
4.50%, 07/23/25 (Call 04/24/25)	5,214	5,014,016
4.88%, 06/13/25 (Call 05/13/25)	3,887	3,756,305
USAA Capital Corp., 3.38%, 05/01/25(b)	4,403	4,269,734
Visa Inc.
0.75%, 08/15/27 (Call 06/15/27)(a)	3,372	2,944,642
1.90%, 04/15/27 (Call 02/15/27)(a)	9,981	9,140,463
2.75%, 09/15/27 (Call 06/15/27)	5,051	4,720,013
3.15%, 12/14/25 (Call 09/14/25)	26,579	25,684,509
Voya Financial Inc.
3.65%, 06/15/26(a)	4,350	4,151,105
4.70%, 01/23/48 (Call 01/23/28), (3-mo. LIBOR US + 2.084%)(a)(c)	2,263	1,812,901
Western Union Co. (The)
1.35%, 03/15/26 (Call 02/15/26)	4,470	4,037,300
2.85%, 01/10/25 (Call 12/10/24)	3,783	3,653,231
		942,970,095
Electric — 5.5%
Abu Dhabi National Energy Co. PJSC
2.00%, 04/29/28 (Call 01/29/28)(b)	3,000	2,637,054
4.38%, 04/23/25(b)	9,358	9,188,433
4.38%, 06/22/26(b)	5,875	5,739,922
Adani Transmission Step-One Ltd., 4.00%, 08/03/26(b)	3,805	3,389,590
AEP Texas Inc.
3.85%, 10/01/25 (Call 07/01/25)(a)(b)	2,535	2,443,383
3.95%, 06/01/28 (Call 03/01/28)(a)	4,620	4,351,555
AEP Transmission Co. LLC, 3.10%, 12/01/26 (Call 09/01/26)	3,961	3,743,068
AES Corp. (The)
1.38%, 01/15/26 (Call 12/15/25)(a)	8,971	8,168,023
3.30%, 07/15/25 (Call 06/15/25)(b)	6,271	5,986,714
5.45%, 06/01/28 (Call 05/01/28)	7,675	7,605,993
Alabama Power Co.
2.80%, 04/01/25 (Call 01/01/25)	1,210	1,169,796
3.75%, 09/01/27 (Call 08/01/27)(a)	4,435	4,255,424
Alexander Funding Trust II, 7.47%, 07/31/28 (Call 06/30/28)(b)	2,620	2,684,350
Alliant Energy Finance LLC, 4.25%, 06/15/28 (Call 03/15/28)(b)	475	453,162

Schedule of Investments (unaudited) (continued)	iShares® 1-5 Year Investment Grade Corporate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Ameren Corp.
1.75%, 03/15/28 (Call 01/15/28)	$1,060	$912,222
1.95%, 03/15/27 (Call 02/15/27)(a)	4,021	3,625,707
3.65%, 02/15/26 (Call 11/15/25)	3,178	3,055,429
5.70%, 12/01/26 (Call 11/01/26)	4,220	4,256,865
Ameren Illinois Co.
3.25%, 03/01/25 (Call 12/01/24)	2,314	2,256,536
3.80%, 05/15/28 (Call 02/15/28)	750	715,556
American Electric Power Co. Inc.
3.20%, 11/13/27 (Call 08/13/27)	4,330	4,004,771
3.88%, 02/15/62 (Call 11/15/26), (5-year CMT + 2.675%)(a)(c)	4,790	3,939,038
5.70%, 08/15/25	860	860,557
5.75%, 11/01/27 (Call 10/01/27)	4,551	4,622,555
Series N, 1.00%, 11/01/25 (Call 10/01/25)	4,186	3,837,897
Appalachian Power Co.
3.40%, 06/01/25 (Call 03/01/25)	3,935	3,809,355
Series X, 3.30%, 06/01/27 (Call 03/01/27)(a)	2,000	1,864,332
Arizona Public Service Co.
2.55%, 09/15/26 (Call 06/15/26)	978	904,017
2.95%, 09/15/27 (Call 06/15/27)(a)	1,201	1,115,819
3.15%, 05/15/25 (Call 02/15/25)	1,511	1,459,124
Atlantic City Electric Co., 4.00%, 10/15/28 (Call 07/15/28)	2,570	2,447,019
Avangrid Inc., 3.20%, 04/15/25 (Call 03/15/25)	11,443	11,047,249
Baltimore Gas & Electric Co., 2.40%, 08/15/26 (Call 05/15/26)	3,171	2,957,740
Berkshire Hathaway Energy Co.
3.25%, 04/15/28 (Call 01/15/28)(a)	1,183	1,091,485
3.50%, 02/01/25 (Call 11/01/24)	2,915	2,849,029
4.05%, 04/15/25 (Call 03/15/25)	8,280	8,132,521
Black Hills Corp.
3.15%, 01/15/27 (Call 07/15/26)(a)	3,941	3,657,770
3.95%, 01/15/26 (Call 07/15/25)(a)	3,233	3,127,702
5.95%, 03/15/28 (Call 02/15/28)(a)	2,233	2,260,477
CenterPoint Energy Houston Electric LLC
5.20%, 10/01/28 (Call 09/01/28)(a)	3,015	3,041,039
Series AA, 3.00%, 02/01/27 (Call 11/01/26)(a)	1,630	1,530,861
Series Z, 2.40%, 09/01/26 (Call 06/01/26)(a)	2,551	2,372,066
CenterPoint Energy Inc.
1.45%, 06/01/26 (Call 05/01/26)	3,950	3,599,679
5.25%, 08/10/26	2,595	2,588,539
Cleco Corporate Holdings LLC, 3.74%, 05/01/26 (Call 02/01/26)(a)	4,491	4,281,823
Cleveland Electric Illuminating Co. (The), 3.50%, 04/01/28 (Call 01/01/28)(a)(b)	455	418,731
CMS Energy Corp.
2.95%, 02/15/27 (Call 11/15/26)(a)	2,235	2,052,840
3.00%, 05/15/26 (Call 02/15/26)(a)	2,500	2,358,042
3.45%, 08/15/27 (Call 05/15/27)(a)	2,972	2,781,684
3.60%, 11/15/25 (Call 08/15/25)	2,691	2,582,590
Colbun SA, 3.95%, 10/11/27 (Call 07/11/27)(b)	2,210	2,072,728
Comision Federal de Electricidad, 4.75%, 02/23/27(a)(b)	2,515	2,410,563
Commonwealth Edison Co.
2.55%, 06/15/26 (Call 03/15/26)	3,914	3,689,360
3.70%, 08/15/28 (Call 05/15/28)(a)	35	33,093
Series 122, 2.95%, 08/15/27 (Call 05/15/27)	2,398	2,219,411
Security	Par (000)	Value

Electric (continued)
Connecticut Light & Power Co. (The)
Series A, 0.75%, 12/01/25 (Call 11/01/25)(a)	$2,699	$2,476,208
Series A, 3.20%, 03/15/27 (Call 12/15/26)	3,746	3,540,800
Consolidated Edison Co. of New York Inc.
3.80%, 05/15/28 (Call 02/15/28)(a)	470	448,590
Series B, 2.90%, 12/01/26 (Call 09/01/26)(a)	2,760	2,562,062
Series B, 3.13%, 11/15/27 (Call 08/15/27)(a)	1,565	1,457,613
Constellation Energy Generation LLC
3.25%, 06/01/25 (Call 05/01/25)	6,390	6,164,452
5.60%, 03/01/28 (Call 02/01/28)	5,135	5,171,145
Consumers Energy Co.
3.80%, 11/15/28 (Call 08/15/28)	1,443	1,357,797
4.65%, 03/01/28 (Call 01/01/28)(a)	2,835	2,792,584
Dominion Energy Inc.
3.90%, 10/01/25 (Call 07/01/25)	5,110	4,958,627
4.25%, 06/01/28 (Call 03/01/28)(a)	3,575	3,415,108
5.75%, 10/01/54 (Call 10/01/24), (3-mo. LIBOR US + 3.057%)(a)(c)	2,066	1,995,611
Series A, 1.45%, 04/15/26 (Call 03/15/26)	4,187	3,827,907
Series A, 3.30%, 03/15/25 (Call 02/15/25)(a)	2,725	2,645,669
Series B, 3.60%, 03/15/27 (Call 01/15/27)	2,533	2,397,225
Series D, 2.85%, 08/15/26 (Call 05/15/26)(a)	2,866	2,665,008
DTE Electric Co.
3.38%, 03/01/25 (Call 12/01/24)	2,284	2,228,404
Series A, 1.90%, 04/01/28 (Call 02/01/28)	465	408,278
DTE Energy Co.
2.85%, 10/01/26 (Call 07/01/26)(a)	5,063	4,722,077
4.88%, 06/01/28 (Call 05/01/28)	6,620	6,490,443
Series F, 1.05%, 06/01/25 (Call 05/01/25)(a)	5,845	5,454,974
Duke Energy Carolinas LLC
2.95%, 12/01/26 (Call 09/01/26)(a)	4,879	4,609,363
3.95%, 11/15/28 (Call 08/15/28)	100	95,356
Duke Energy Corp.
0.90%, 09/15/25 (Call 08/15/25)	4,370	4,029,595
2.65%, 09/01/26 (Call 06/01/26)	10,464	9,738,806
3.15%, 08/15/27 (Call 05/15/27)	3,520	3,265,414
3.25%, 01/15/82 (Call 10/15/26), (5-year CMT + 2.321%)(c)	3,263	2,443,582
4.30%, 03/15/28 (Call 02/15/28)	8,866	8,542,221
5.00%, 12/08/25	3,505	3,481,121
5.00%, 12/08/27 (Call 11/08/27)	5,720	5,659,813
Duke Energy Florida LLC
3.20%, 01/15/27 (Call 10/15/26)(a)	2,267	2,148,116
3.80%, 07/15/28 (Call 04/15/28)	1,938	1,841,411
Duke Energy Progress LLC
3.25%, 08/15/25 (Call 05/15/25)(a)	3,434	3,325,673
3.70%, 09/01/28 (Call 06/01/28)	395	374,453
Duquesne Light Holdings Inc., 3.62%, 08/01/27 (Call 05/01/27)(a)(b)	2,080	1,897,838
Edison International
4.13%, 03/15/28 (Call 12/15/27)(a)	6,380	5,995,054
4.70%, 08/15/25(a)	2,662	2,602,854
4.95%, 04/15/25 (Call 03/15/25)(a)	2,582	2,545,945
5.25%, 11/15/28 (Call 10/15/28)	3,000	2,953,413
5.75%, 06/15/27 (Call 04/15/27)(a)	4,324	4,348,565
EDP Finance BV
1.71%, 01/24/28(a)(b)	5,510	4,780,778
6.30%, 10/11/27(a)(b)	6,453	6,641,540
Electricite de France SA
3.63%, 10/13/25 (Call 07/13/25)(b)	12,004	11,636,216
4.50%, 09/21/28 (Call 06/21/28)(b)	5,600	5,360,579

Schedule of Investments (unaudited) (continued)	iShares® 1-5 Year Investment Grade Corporate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
5.70%, 05/23/28 (Call 04/23/28)(b)	$7,620	$7,704,231
Emera U.S. Finance LP, 3.55%, 06/15/26 (Call 03/15/26)	6,062	5,802,594
Enel Americas SA, 4.00%, 10/25/26 (Call 07/25/26)(a)	3,789	3,629,294
Enel Chile SA, 4.88%, 06/12/28 (Call 03/12/28)(a)	4,740	4,556,979
Enel Finance America LLC, 7.10%, 10/14/27 (Call 09/14/27)(b)	7,660	8,013,916
Enel Finance International NV
1.38%, 07/12/26 (Call 06/12/26)(b)	9,696	8,688,940
1.88%, 07/12/28 (Call 05/12/28)(a)(b)	2,025	1,719,397
3.50%, 04/06/28(b)	8,635	7,923,972
3.63%, 05/25/27(a)(b)	5,075	4,779,038
4.25%, 06/15/25(a)(b)	5,210	5,090,963
4.63%, 06/15/27 (Call 05/15/27)(b)	6,495	6,287,608
6.80%, 10/14/25(b)	5,135	5,227,689
Engie Energia Chile SA, 4.50%, 01/29/25(b)	1,969	1,910,521
Entergy Arkansas LLC
3.50%, 04/01/26 (Call 01/01/26)	5,016	4,829,735
4.00%, 06/01/28 (Call 03/01/28)(a)	185	176,278
Entergy Corp.
0.90%, 09/15/25 (Call 08/15/25)	5,674	5,216,620
1.90%, 06/15/28 (Call 04/15/28)(a)	5,375	4,630,971
2.95%, 09/01/26 (Call 06/01/26)	5,523	5,164,714
Entergy Louisiana LLC
2.40%, 10/01/26 (Call 07/01/26)	3,418	3,150,911
3.12%, 09/01/27 (Call 06/01/27)	1,918	1,782,226
3.25%, 04/01/28 (Call 01/01/28)	3,112	2,863,887
4.44%, 01/15/26 (Call 10/15/25)(a)	135	133,058
Entergy Mississippi LLC, 2.85%, 06/01/28 (Call 03/01/28)(a)	450	406,193
Evergy Kansas Central Inc.
2.55%, 07/01/26 (Call 04/01/26)(a)	4,725	4,414,560
3.10%, 04/01/27 (Call 01/01/27)	1,650	1,546,565
3.25%, 12/01/25 (Call 09/01/25)	1,113	1,066,833
Evergy Metro Inc., 3.65%, 08/15/25 (Call 05/15/25)(a)	1,458	1,414,376
Evergy Missouri West Inc., 5.15%, 12/15/27 (Call 11/15/27)(b)	1,973	1,948,108
Eversource Energy
2.90%, 03/01/27 (Call 02/01/27)	5,465	5,055,128
3.35%, 03/15/26 (Call 12/15/25)(a)	1,863	1,773,352
4.60%, 07/01/27 (Call 06/01/27)	4,816	4,691,827
4.75%, 05/15/26	4,040	3,967,546
5.45%, 03/01/28 (Call 02/01/28)	10,755	10,766,064
5.95%, 02/01/29 (Call 01/01/29)	4,625	4,714,345
Series H, 3.15%, 01/15/25 (Call 10/15/24)(a)	2,146	2,085,982
Series M, 3.30%, 01/15/28 (Call 10/15/27)	335	309,879
Series Q, 0.80%, 08/15/25 (Call 07/15/25)	2,298	2,115,181
Series U, 1.40%, 08/15/26 (Call 07/15/26)	3,107	2,791,740
Exelon Corp.
2.75%, 03/15/27 (Call 02/15/27)	5,195	4,824,341
3.40%, 04/15/26 (Call 01/15/26)	4,854	4,653,155
3.95%, 06/15/25 (Call 03/15/25)(a)	5,836	5,691,924
5.15%, 03/15/28 (Call 02/15/28)	8,240	8,228,676
Fells Point Funding Trust, 3.05%, 01/31/27 (Call 12/31/26)(b)	7,409	6,823,014
FirstEnergy Transmission LLC
2.87%, 09/15/28 (Call 07/15/28)(b)	50	44,212
4.35%, 01/15/25 (Call 10/15/24)(b)	5,137	5,053,224
Security	Par (000)	Value

Electric (continued)
Florida Power & Light Co.
2.85%, 04/01/25 (Call 03/01/25)	$12,272	$11,895,439
3.13%, 12/01/25 (Call 06/01/25)(a)	4,601	4,426,046
4.40%, 05/15/28 (Call 03/15/28)	12,264	11,968,427
4.45%, 05/15/26 (Call 04/15/26)	3,985	3,941,587
5.05%, 04/01/28 (Call 03/01/28)	10,899	10,917,406
Fortis Inc./Canada, 3.06%, 10/04/26 (Call 07/04/26)	8,318	7,778,513
Georgia Power Co.
3.25%, 04/01/26 (Call 01/01/26)(a)	1,634	1,557,944
3.25%, 03/30/27 (Call 12/30/26)(a)	2,550	2,401,211
4.65%, 05/16/28 (Call 03/16/28)	5,230	5,135,643
Gulf Power Co., Series A, 3.30%, 05/30/27 (Call 02/28/27)(a)	2,108	1,982,884
Iberdrola International BV, 5.81%, 03/15/25	1,975	1,981,171
Indiana Michigan Power Co., 3.85%, 05/15/28 (Call 02/15/28)	420	398,896
Interstate Power & Light Co.
3.40%, 08/15/25 (Call 05/15/25)	114	109,749
4.10%, 09/26/28 (Call 06/26/28)	3,190	3,034,089
ITC Holdings Corp.
3.25%, 06/30/26 (Call 03/30/26)(a)	4,169	3,964,584
3.35%, 11/15/27 (Call 08/15/27)(a)	3,280	3,050,753
4.95%, 09/22/27 (Call 08/22/27)(a)(b)	6,772	6,681,912
Jersey Central Power & Light Co., 4.30%, 01/15/26 (Call 10/15/25)(b)	5,995	5,810,463
Kallpa Generacion SA
4.13%, 08/16/27 (Call 05/16/27)(a)(b)	3,600	3,361,870
4.88%, 05/24/26 (Call 02/24/26)(b)	300	290,008
Kentucky Utilities Co., 3.30%, 10/01/25 (Call 07/01/25)	2,043	1,967,544
Korea East-West Power Co. Ltd.
1.75%, 05/06/25(a)(b)	8,049	7,632,785
3.60%, 05/06/25(b)	270	263,086
Korea Southern Power Co. Ltd., 0.75%, 01/27/26(a)(b)	1,830	1,659,361
Louisville Gas & Electric Co., Series 25, 3.30%, 10/01/25 (Call 07/01/25)	950	918,184
Metropolitan Edison Co.
4.00%, 04/15/25(a)(b)	1,041	1,004,383
5.20%, 04/01/28 (Call 03/01/28)(b)	5,425	5,356,085
MidAmerican Energy Co., 3.10%, 05/01/27 (Call 02/01/27)(a)	4,825	4,531,883
Mid-Atlantic Interstate Transmission LLC, 4.10%, 05/15/28 (Call 02/15/28)(b)	5,325	5,037,966
Mississippi Power Co., 3.95%, 03/30/28 (Call 12/30/27)(a)	1,295	1,225,268
Monongahela Power Co., 3.55%, 05/15/27 (Call 02/15/27)(a)(b)	3,287	3,086,535
National Grid PLC, 5.60%, 06/12/28 (Call 05/12/28)	4,505	4,541,763
National Rural Utilities Cooperative Finance Corp.
1.00%, 06/15/26 (Call 05/15/26)	5,006	4,519,850
1.88%, 02/07/25	3,845	3,685,539
2.85%, 01/27/25 (Call 10/27/24)(a)	3,661	3,553,729
3.05%, 04/25/27 (Call 01/25/27)(a)	2,820	2,629,762
3.25%, 11/01/25 (Call 08/01/25)	3,172	3,052,976
3.40%, 02/07/28 (Call 11/07/27)(a)	5,015	4,681,758
3.45%, 06/15/25(a)	2,403	2,334,639
3.90%, 11/01/28 (Call 08/01/28)	115	108,606

Schedule of Investments (unaudited) (continued)	iShares® 1-5 Year Investment Grade Corporate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
4.45%, 03/13/26 (Call 02/13/26)	$4,975	$4,898,448
4.80%, 03/15/28 (Call 02/15/28)	4,263	4,219,063
5.05%, 09/15/28 (Call 08/15/28)(a)	2,950	2,958,317
5.25%, 04/20/46 (Call 04/20/26), (3-mo. LIBOR US + 3.630%)(c)	65	61,927
5.45%, 10/30/25(a)	3,820	3,833,454
5.60%, 11/13/26 (Call 10/13/26)(a)	1,900	1,926,120
7.13%, 09/15/53 (Call 06/15/28), (5-year CMT + 3.533%)(c)	125	126,786
New York State Electric & Gas Corp.
3.25%, 12/01/26 (Call 09/01/26)(b)	890	828,866
5.65%, 08/15/28 (Call 07/15/28)(b)	1,000	1,006,199
NextEra Energy Capital Holdings Inc.
1.88%, 01/15/27 (Call 12/15/26)	7,447	6,712,689
1.90%, 06/15/28 (Call 04/15/28)	5,245	4,527,670
3.55%, 05/01/27 (Call 02/01/27)	10,290	9,742,302
3.80%, 03/15/82 (Call 03/15/27), (5-year CMT + 2.547%)(a)(c)	2,565	2,128,178
4.45%, 06/20/25	10,635	10,459,666
4.63%, 07/15/27 (Call 06/15/27)	8,613	8,442,796
4.80%, 12/01/77 (Call 12/01/27), (3-mo. LIBOR US + 2.409%)(c)	3,130	2,664,034
4.90%, 02/28/28 (Call 01/28/28)	12,900	12,716,132
5.75%, 09/01/25(a)	1,910	1,911,171
6.05%, 03/01/25	9,625	9,659,670
NRG Energy Inc.
2.00%, 12/02/25 (Call 11/02/25)(a)(b)	4,278	3,934,835
2.45%, 12/02/27 (Call 10/02/27)(a)(b)	6,325	5,543,038
NSTAR Electric Co.
2.70%, 06/01/26 (Call 03/01/26)(a)	638	597,889
3.20%, 05/15/27 (Call 02/15/27)	3,106	2,928,395
3.25%, 11/15/25 (Call 08/15/25)	50	48,106
Oklahoma Gas & Electric Co., 3.80%, 08/15/28 (Call 02/15/28)(a)	3,885	3,662,627
Oncor Electric Delivery Co. LLC
0.55%, 10/01/25 (Call 09/01/25)(a)	3,225	2,959,652
2.95%, 04/01/25 (Call 01/01/25)	2,397	2,322,657
3.70%, 11/15/28 (Call 08/15/28)	685	642,268
4.30%, 05/15/28 (Call 04/15/28)(a)(b)	1,155	1,118,317
Pacific Gas and Electric Co.
2.10%, 08/01/27 (Call 06/01/27)(a)	7,068	6,234,679
2.95%, 03/01/26 (Call 12/01/25)(a)	4,284	3,998,973
3.00%, 06/15/28 (Call 04/15/28)	5,150	4,547,043
3.15%, 01/01/26(a)	13,113	12,356,249
3.30%, 03/15/27 (Call 12/15/26)	2,835	2,593,406
3.30%, 12/01/27 (Call 09/01/27)	7,370	6,696,378
3.45%, 07/01/25	6,134	5,881,714
3.50%, 06/15/25 (Call 03/15/25)(a)	4,254	4,074,813
3.75%, 07/01/28	5,540	5,022,382
4.65%, 08/01/28 (Call 05/01/28)	2,050	1,915,149
4.95%, 06/08/25(a)	2,257	2,219,910
5.45%, 06/15/27 (Call 05/15/27)	3,127	3,085,032
PacifiCorp, 3.35%, 07/01/25 (Call 04/01/25)(a)	1,645	1,587,240
Palomino Funding Trust I, 7.23%, 05/17/28 (Call 04/17/28)(b)	3,060	3,148,167
PECO Energy Co., 3.15%, 10/15/25 (Call 07/15/25)	2,146	2,069,434
Pennsylvania Electric Co.
3.25%, 03/15/28 (Call 12/15/27)(b)	1,875	1,710,315
Series 144A, 5.15%, 03/30/26(b)	1,860	1,840,455
Security	Par (000)	Value

Electric (continued)
Perusahaan Listrik Negara PT
4.13%, 05/15/27(a)(b)	$11,622	$11,157,120
5.45%, 05/21/28(b)	7,995	7,953,341
Pinnacle West Capital Corp., 1.30%, 06/15/25 (Call 05/15/25)	4,044	3,769,152
PPL Capital Funding Inc., 3.10%, 05/15/26 (Call 02/15/26)	5,663	5,372,058
Public Service Co. of Colorado
2.90%, 05/15/25 (Call 12/15/24)(a)	2,070	1,994,656
3.70%, 06/15/28 (Call 12/15/27)	700	657,279
Public Service Co. of New Mexico, 3.85%, 08/01/25 (Call 05/01/25)	1,865	1,800,304
Public Service Electric & Gas Co.
0.95%, 03/15/26 (Call 02/15/26)	3,593	3,281,958
2.25%, 09/15/26 (Call 06/15/26)	3,493	3,243,399
3.00%, 05/15/25 (Call 02/15/25)(a)	2,038	1,975,721
3.00%, 05/15/27 (Call 02/15/27)	3,534	3,313,324
3.70%, 05/01/28 (Call 02/01/28)(a)	390	370,271
Public Service Enterprise Group Inc.
0.80%, 08/15/25 (Call 07/15/25)	4,441	4,106,375
5.85%, 11/15/27 (Call 10/15/27)	5,465	5,575,719
5.88%, 10/15/28 (Call 09/15/28)	5,810	5,926,668
Puget Energy Inc.
2.38%, 06/15/28 (Call 04/15/28)	4,775	4,146,851
3.65%, 05/15/25 (Call 02/15/25)	3,022	2,920,119
Puget Sound Energy Inc., 7.02%, 12/01/27	1,120	1,178,140
Rochester Gas and Electric Corp., 3.10%, 06/01/27 (Call 03/01/27)(a)(b)	1,680	1,557,100
San Diego Gas & Electric Co.
2.50%, 05/15/26 (Call 02/15/26)	3,950	3,713,197
4.95%, 08/15/28 (Call 07/15/28)	5,905	5,882,288
6.00%, 06/01/26(a)	2,285	2,338,490
Sempra Energy
3.25%, 06/15/27 (Call 03/15/27)(a)	4,373	4,076,135
3.30%, 04/01/25 (Call 03/01/25)(a)	2,140	2,071,119
3.40%, 02/01/28 (Call 10/01/27)(a)	4,820	4,467,777
4.13%, 04/01/52 (Call 01/01/27), (5-year CMT + 2.868%)(a)(c)	7,933	6,428,968
5.40%, 08/01/26 (Call 07/01/26)	4,455	4,459,450
Sierra Pacific Power Co., 2.60%, 05/01/26 (Call 02/01/26)	4,011	3,779,574
Southern California Edison Co.
4.90%, 06/01/26 (Call 05/01/26)	2,785	2,763,131
5.30%, 03/01/28 (Call 02/01/28)(a)	1,805	1,818,386
5.65%, 10/01/28 (Call 09/01/28)	2,585	2,630,054
5.85%, 11/01/27 (Call 10/01/27)	5,220	5,351,317
Series 2020-C, 1.20%, 02/01/26 (Call 01/01/26)(a)	3,644	3,339,671
Series B, 3.65%, 03/01/28 (Call 12/01/27)	35	32,732
Series C, 4.20%, 06/01/25	2,145	2,101,494
Series D, 4.70%, 06/01/27 (Call 05/01/27)	4,280	4,207,907
Series E, 3.70%, 08/01/25 (Call 06/01/25)	6,215	6,018,296
Southern Co. (The)
3.25%, 07/01/26 (Call 04/01/26)	10,732	10,206,027
4.85%, 06/15/28 (Call 04/15/28)	5,405	5,325,064
5.11%, 08/01/27	5,718	5,657,176
5.15%, 10/06/25	3,530	3,507,680
Series 21-A, 3.75%, 09/15/51 (Call 06/15/26), (5-year CMT + 2.915%)(c)	6,440	5,638,795
Series 21-B, 1.75%, 03/15/28 (Call 12/15/27)	2,845	2,470,298

Schedule of Investments (unaudited) (continued)	iShares® 1-5 Year Investment Grade Corporate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Electric (continued)
Series B, 4.00%, 01/15/51 (Call 01/15/26),
(5-year CMT + 3.733%)(c)	$7,755	$7,259,624
Southern Power Co.
0.90%, 01/15/26 (Call 12/15/25)	4,363	3,967,295
4.15%, 12/01/25 (Call 09/01/25)	4,983	4,871,871
Southwestern Electric Power Co.
Series K, 2.75%, 10/01/26 (Call 07/01/26)(a)	4,103	3,816,266
Series M, 4.10%, 09/15/28 (Call 06/15/28)	990	931,994
Series N, 1.65%, 03/15/26 (Call 02/15/26)	2,943	2,708,388
SP PowerAssets Ltd., 3.25%, 11/24/25(a)(b)	1,798	1,730,439
State Grid Overseas Investment BVI Ltd
3.50%, 05/04/27(a)(b)	14,979	14,339,488
4.25%, 05/02/28(a)(b)	4,025	3,926,652
System Energy Resources Inc., 6.00%, 04/15/28 (Call 03/15/28)(a)	3,939	3,919,053
Three Gorges Finance I Cayman Islands Ltd.
1.30%, 09/22/25 (Call 08/22/25)(b)	8,805	8,198,461
3.15%, 06/02/26(a)(b)	5,205	4,959,162
3.70%, 06/10/25(a)(b)	1,574	1,536,082
Trans-Allegheny Interstate Line Co., 3.85%, 06/01/25 (Call 03/01/25)(b)	3,788	3,684,514
Transelec SA, 4.25%, 01/14/25 (Call 10/14/24)(a)(b)	640	628,112
Tucson Electric Power Co., 3.05%, 03/15/25 (Call 12/15/24)(a)	2,515	2,435,250
Union Electric Co., 2.95%, 06/15/27 (Call 03/15/27)	3,181	2,986,269
Virginia Electric & Power Co.
Series A, 3.10%, 05/15/25 (Call 02/15/25)(a)	2,328	2,251,337
Series A, 3.15%, 01/15/26 (Call 10/15/25)	5,100	4,891,330
Series A, 3.50%, 03/15/27 (Call 12/15/26)	5,218	4,957,199
Series A, 3.80%, 04/01/28 (Call 01/01/28)	4,255	4,034,809
Series B, 2.95%, 11/15/26 (Call 08/15/26)	2,849	2,682,880
Series B, 3.75%, 05/15/27 (Call 04/15/27)(a)	4,219	4,043,633
Vistra Operations Co. LLC
3.70%, 01/30/27 (Call 11/30/26)(b)	6,222	5,785,167
5.13%, 05/13/25(b)	5,427	5,341,186
WEC Energy Group Inc.
1.38%, 10/15/27 (Call 08/15/27)(a)	3,583	3,097,061
4.75%, 01/09/26 (Call 12/09/25)	7,880	7,768,337
4.75%, 01/15/28 (Call 12/15/27)	4,010	3,928,136
5.00%, 09/27/25 (Call 08/27/25)	3,735	3,700,267
5.15%, 10/01/27 (Call 09/01/27)(a)	3,320	3,322,810
5.60%, 09/12/26 (Call 08/12/26)(a)	2,525	2,539,590
Wisconsin Electric Power Co.
1.70%, 06/15/28 (Call 04/15/28)(a)	24	20,863
3.10%, 06/01/25 (Call 03/01/25)(a)	1,430	1,382,680
Wisconsin Power and Light Co., 3.05%, 10/15/27 (Call 07/15/27)	2,509	2,334,107
Wisconsin Public Service Corp., 5.35%, 11/10/25 (Call 10/10/25)(a)	2,347	2,349,613
Xcel Energy Inc.
1.75%, 03/15/27 (Call 02/15/27)	3,879	3,465,234
3.30%, 06/01/25 (Call 12/01/24)	3,966	3,829,949
3.35%, 12/01/26 (Call 06/01/26)	3,850	3,637,061
4.00%, 06/15/28 (Call 12/15/27)	3,225	3,072,439
		1,180,790,440
Electrical Components & Equipment — 0.1%
Emerson Electric Co.
0.88%, 10/15/26 (Call 09/15/26)	5,152	4,606,858
1.80%, 10/15/27 (Call 08/15/27)	1,289	1,154,154
	Par
Security	(000)	Value

Electrical Components & Equipment (continued)
3.15%, 06/01/25 (Call 03/01/25)(a)	$3,524	$3,426,198
Molex Electronic Technologies LLC, 3.90%, 04/15/25 (Call 01/15/25)(a)(b)	2,715	2,631,998
		11,819,208
Electronics — 0.6%
Allegion U.S. Holding Co. Inc., 3.55%, 10/01/27 (Call 07/01/27)(a)	1,490	1,383,722
Amphenol Corp.
2.05%, 03/01/25 (Call 02/01/25)	3,113	2,986,564
4.75%, 03/30/26	1,100	1,089,920
Arrow Electronics Inc.
3.88%, 01/12/28 (Call 10/12/27)	3,910	3,642,708
4.00%, 04/01/25 (Call 01/01/25)(a)	2,746	2,674,181
6.13%, 03/01/26 (Call 03/01/24)(a)	4,265	4,259,078
Avnet Inc.
4.63%, 04/15/26 (Call 01/15/26)	4,060	3,949,904
6.25%, 03/15/28 (Call 02/15/28)	3,635	3,694,960
Flex Ltd.
3.75%, 02/01/26 (Call 01/01/26)	4,875	4,662,733
4.75%, 06/15/25 (Call 03/15/25)(a)	4,395	4,309,728
6.00%, 01/15/28 (Call 12/15/27)(a)	3,115	3,157,004
Fortive Corp., 3.15%, 06/15/26 (Call 03/15/26)	6,435	6,093,925
Honeywell International Inc.
1.10%, 03/01/27 (Call 02/01/27)(a)	6,772	6,055,164
1.35%, 06/01/25 (Call 05/01/25)	8,902	8,425,623
2.50%, 11/01/26 (Call 08/01/26)	9,282	8,747,907
4.95%, 02/15/28 (Call 01/15/28)(a)	3,873	3,914,563
Hubbell Inc.
3.15%, 08/15/27 (Call 05/15/27)	640	594,748
3.35%, 03/01/26 (Call 12/01/25)(a)	2,706	2,593,003
3.50%, 02/15/28 (Call 11/15/27)(a)	3,700	3,471,426
Jabil Inc.
1.70%, 04/15/26 (Call 03/15/26)	3,811	3,488,636
3.95%, 01/12/28 (Call 10/12/27)	985	921,314
4.25%, 05/15/27 (Call 04/15/27)	5,593	5,360,553
Keysight Technologies Inc., 4.60%, 04/06/27 (Call 01/06/27)	5,392	5,230,999
Legrand France SA, 8.50%, 02/15/25	4,229	4,407,555
TD SYNNEX Corp.
1.75%, 08/09/26 (Call 07/09/26)	4,969	4,429,594
2.38%, 08/09/28 (Call 06/09/28)	1,910	1,606,789
Trimble Inc., 4.90%, 06/15/28 (Call 03/15/28)	4,435	4,317,800
Tyco Electronics Group SA
3.13%, 08/15/27 (Call 05/15/27)	2,484	2,322,048
3.70%, 02/15/26 (Call 11/15/25)(a)	2,632	2,548,799
4.50%, 02/13/26(a)	3,485	3,438,266
Vontier Corp.
1.80%, 04/01/26 (Call 03/01/26)	3,667	3,326,787
2.40%, 04/01/28 (Call 02/01/28)	3,570	3,039,034
		120,145,035
Engineering & Construction — 0.2%
Jacobs Engineering Group Inc., 6.35%, 08/18/28 (Call 07/18/28)(a)	7,215	7,359,937
MasTec Inc., 4.50%, 08/15/28 (Call 02/15/24)(a)(b)	355	319,910
Mexico City Airport Trust
3.88%, 04/30/28 (Call 01/30/28)(b)	4,250	3,878,101
4.25%, 10/31/26 (Call 07/31/26)(b)	6,724	6,385,802
St Engineering Urban Solutions USA Inc.,
3.38%, 05/05/27 (Call 02/05/27)(a)(b)	7,025	6,682,954

Schedule of Investments (unaudited) (continued)	iShares® 1-5 Year Investment Grade Corporate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Engineering & Construction (continued)
Sydney Airport Finance Co. Pty. Ltd.
3.38%, 04/30/25 (Call 01/30/25)(a)(b)	$2,134	$2,064,881
3.63%, 04/28/26 (Call 01/28/26)(a)(b)	6,481	6,197,406
		32,888,991
Entertainment — 0.2%
Warnermedia Holdings Inc.
3.64%, 03/15/25	11,687	11,369,329
3.76%, 03/15/27 (Call 02/15/27)(a)	26,555	25,056,561
3.79%, 03/15/25 (Call 03/15/24)(a)	3,832	3,734,602
6.41%, 03/15/26 (Call 03/15/24)	5,920	5,925,369
		46,085,861
Environmental Control — 0.2%
Republic Services Inc.
0.88%, 11/15/25 (Call 10/15/25)(a)	2,565	2,350,379
2.90%, 07/01/26 (Call 04/01/26)(a)	3,624	3,435,644
3.20%, 03/15/25 (Call 12/15/24)(a)	3,669	3,561,450
3.38%, 11/15/27 (Call 08/15/27)(a)	2,840	2,676,887
3.95%, 05/15/28 (Call 02/15/28)	6,120	5,862,305
Veralto Corp.
5.35%, 09/18/28 (Call 08/18/28)(a)(b)	5,440	5,428,755
5.50%, 09/18/26 (Call 08/18/26)(b)	5,395	5,415,339
Waste Management Inc.
0.75%, 11/15/25 (Call 10/15/25)(a)	4,375	4,022,672
1.15%, 03/15/28 (Call 01/15/28)(a)	5,030	4,320,950
3.13%, 03/01/25 (Call 12/01/24)(a)	3,430	3,337,020
3.15%, 11/15/27 (Call 08/15/27)	3,726	3,494,331
7.00%, 07/15/28(a)	175	190,701
		44,096,433
Equity Funds — 0.0%
Ares Management Corp., 6.38%, 11/10/28 (Call 10/10/28)(a)	625	638,524

Food — 1.6%
Campbell Soup Co.
3.30%, 03/19/25 (Call 12/19/24)	2,747	2,661,335
3.95%, 03/15/25 (Call 01/15/25)(a)	5,318	5,203,761
4.15%, 03/15/28 (Call 12/15/27)	7,360	7,073,061
Cencosud SA
4.38%, 07/17/27 (Call 04/17/27)(b)	4,610	4,328,488
5.15%, 02/12/25 (Call 11/12/24)(a)(b)	1,726	1,698,760
Conagra Brands Inc.
1.38%, 11/01/27 (Call 09/01/27)	7,082	6,085,551
4.60%, 11/01/25 (Call 09/01/25)	7,344	7,200,987
4.85%, 11/01/28 (Call 08/01/28)(a)	1,945	1,891,569
5.30%, 10/01/26	4,165	4,153,835
7.00%, 10/01/28	6,850	7,262,886
7.13%, 10/01/26 (Call 04/01/24)(a)	1,385	1,433,506
Danone SA, 2.95%, 11/02/26 (Call 08/02/26)(a)(b)	12,599	11,866,786
Flowers Foods Inc., 3.50%, 10/01/26 (Call 07/01/26)	1,250	1,185,096
General Mills Inc.
3.20%, 02/10/27 (Call 11/10/26)	5,079	4,790,556
4.00%, 04/17/25 (Call 02/17/25)(a)	6,378	6,247,090
4.20%, 04/17/28 (Call 01/17/28)	10,200	9,861,802
5.24%, 11/18/25 (Call 05/18/24)	2,610	2,601,371
5.50%, 10/17/28 (Call 09/17/28)(a)	2,362	2,400,567
Gruma SAB de CV, 4.88%, 12/01/24 (Call 09/01/24)(b)	200	197,677
	Par
Security	(000)	Value

Food (continued)
Hershey Co. (The)
0.90%, 06/01/25 (Call 05/01/25)	$2,428	$2,279,057
2.30%, 08/15/26 (Call 05/15/26)(a)	4,129	3,876,718
3.20%, 08/21/25 (Call 05/21/25)	1,955	1,896,902
4.25%, 05/04/28 (Call 04/04/28)(a)	1,490	1,466,823
Hormel Foods Corp., 1.70%, 06/03/28 (Call 04/03/28)(a)	5,725	5,034,919
Ingredion Inc., 3.20%, 10/01/26 (Call 07/01/26)	3,362	3,184,962
J M Smucker Co. (The), 5.90%, 11/15/28 (Call 10/15/28)	5,270	5,394,244
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance Inc.
2.50%, 01/15/27 (Call 12/15/26)	6,475	5,827,306
5.13%, 02/01/28 (Call 01/01/28)	6,384	6,197,984
JM Smucker Co. (The)
3.38%, 12/15/27 (Call 09/15/27)(a)	3,445	3,220,714
3.50%, 03/15/25	7,693	7,498,174
Kellogg Co.
3.25%, 04/01/26(a)	5,921	5,659,484
3.40%, 11/15/27 (Call 08/15/27)	4,135	3,865,063
4.30%, 05/15/28 (Call 02/15/28)(a)	4,310	4,155,072
Kraft Heinz Foods Co.
3.00%, 06/01/26 (Call 03/01/26)	13,302	12,633,836
3.88%, 05/15/27 (Call 02/15/27)(a)	9,302	8,941,274
Kroger Co. (The)
2.65%, 10/15/26 (Call 07/15/26)(a)	5,276	4,916,705
3.50%, 02/01/26 (Call 11/01/25)	3,972	3,827,082
3.70%, 08/01/27 (Call 05/01/27)	4,065	3,860,562
Mars Inc.
0.88%, 07/16/26 (Call 06/16/26)(a)(b)	3,678	3,308,976
2.70%, 04/01/25 (Call 03/01/25)(a)(b)	5,127	4,953,437
4.55%, 04/20/28 (Call 03/20/28)(a)(b)	7,556	7,441,850
McCormick & Co. Inc./MD
0.90%, 02/15/26 (Call 01/15/26)	3,883	3,532,366
3.25%, 11/15/25 (Call 08/15/25)(a)	2,265	2,171,075
3.40%, 08/15/27 (Call 05/15/27)	5,063	4,764,255
Mondelez International Holdings Netherlands BV
1.25%, 09/24/26 (Call 08/24/26)(a)(b)	3,150	2,821,418
4.25%, 09/15/25(b)	3,755	3,678,217
Mondelez International Inc.
1.50%, 05/04/25 (Call 04/04/25)	5,385	5,092,496
2.63%, 03/17/27 (Call 01/17/27)	5,045	4,683,489
4.13%, 05/07/28 (Call 02/07/28)(a)	3,078	2,978,773
Nestle Holdings Inc.
0.63%, 01/15/26 (Call 12/15/25)(a)(b)	5,522	5,049,757
1.00%, 09/15/27 (Call 07/15/27)(a)(b)	7,263	6,334,838
1.15%, 01/14/27 (Call 12/14/26)(a)(b)	3,238	2,902,022
1.50%, 09/14/28 (Call 07/14/28)(a)(b)	5,445	4,673,952
3.50%, 09/24/25 (Call 07/24/25)(a)(b)	6,495	6,324,055
3.63%, 09/24/28 (Call 06/24/28)(a)(b)	10,080	9,598,883
4.00%, 09/12/25 (Call 08/12/25)(a)(b)	5,832	5,741,172
4.13%, 10/01/27 (Call 09/01/27)(a)(b)	3,340	3,268,836
5.00%, 03/14/28 (Call 02/14/28)(a)(b)	6,618	6,676,338
5.00%, 09/12/28 (Call 08/12/28)(a)(b)	2,475	2,506,840
5.25%, 03/13/26(a)(b)	7,145	7,205,371
Sigma Alimentos SA de CV, 4.13%, 05/02/26 (Call 02/02/26)(b)	7,079	6,742,288
Sigma Finance Netherlands BV, 4.88%, 03/27/28 (Call 12/27/27)(b)	35	33,664

Schedule of Investments (unaudited) (continued)	iShares® 1-5 Year Investment Grade Corporate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Food (continued)
Smithfield Foods Inc., 4.25%, 02/01/27 (Call 11/01/26)(b)	$4,170	$3,915,365
Sysco Corp.
3.25%, 07/15/27 (Call 04/15/27)	5,148	4,803,262
3.30%, 07/15/26 (Call 04/15/26)	7,337	6,981,211
3.75%, 10/01/25 (Call 07/01/25)(a)	5,408	5,242,350
5.75%, 01/17/29 (Call 12/17/28)	2,575	2,624,383
Tyson Foods Inc.
3.55%, 06/02/27 (Call 03/02/27)	9,122	8,591,703
4.00%, 03/01/26 (Call 01/01/26)	6,657	6,466,286
Walmart Inc., 3.90%, 09/09/25	12,590	12,391,123
		345,381,616
Forest Products & Paper — 0.2%
Celulosa Arauco y Constitucion SA, 3.88%, 11/02/27 (Call 08/02/27)	4,280	3,909,545
Georgia-Pacific LLC
0.95%, 05/15/26 (Call 04/15/26)(b)	6,017	5,414,962
1.75%, 09/30/25 (Call 08/30/25)(a)(b)	6,292	5,897,590
2.10%, 04/30/27 (Call 02/28/27)(a)(b)	4,100	3,718,342
3.60%, 03/01/25 (Call 12/01/24)(b)	5,786	5,651,372
7.25%, 06/01/28(a)	330	353,553
Inversiones CMPC SA, 4.38%, 04/04/27(b)	2,358	2,253,061
Smurfit Kappa Treasury Funding DAC, 7.50%, 11/20/25(a)	5,064	5,169,121
Suzano Austria GmbH
2.50%, 09/15/28 (Call 07/15/28)	170	145,467
5.75%, 07/14/26(a)(b)	530	531,557
Suzano International Finance BV
4.00%, 01/14/25(a)	3,048	2,981,554
5.50%, 01/17/27(a)	4,715	4,662,192
UPM-Kymmene OYJ, 7.45%, 11/26/27(b)	1,000	1,039,826
		41,728,142
Gas — 0.4%
APA Infrastructure Ltd.
4.20%, 03/23/25 (Call 12/23/24)(a)(b)	8,724	8,538,211
4.25%, 07/15/27 (Call 04/15/27)(a)(b)	4,550	4,340,219
Atmos Energy Corp., 3.00%, 06/15/27 (Call 03/15/27)(a)	2,168	2,032,170
Boston Gas Co., 3.15%, 08/01/27 (Call 05/01/27)(b)	2,590	2,377,183
Brooklyn Union Gas Co. (The)
3.41%, 03/10/26 (Call 12/10/25)(a)(b)	5,086	4,822,889
4.63%, 08/05/27 (Call 07/05/27)(a)(b)	2,230	2,141,721
CenterPoint Energy Resources Corp.
4.00%, 04/01/28 (Call 01/01/28)(a)	795	759,179
5.25%, 03/01/28 (Call 02/01/28)	6,305	6,331,341
East Ohio Gas Co. (The), 1.30%, 06/15/25 (Call 05/15/25)(b)	5,029	4,710,851
KeySpan Gas East Corp., 2.74%, 08/15/26 (Call 05/15/26)(b)	5,791	5,344,926
National Fuel Gas Co.
3.95%, 09/15/27 (Call 06/15/27)(a)	2,308	2,143,748
4.75%, 09/01/28 (Call 06/01/28)	470	447,391
5.20%, 07/15/25 (Call 04/15/25)	2,771	2,740,985
5.50%, 01/15/26 (Call 12/15/25)	3,735	3,730,285
5.50%, 10/01/26(a)	2,260	2,243,564
NiSource Inc.
0.95%, 08/15/25 (Call 07/15/25)(a)	9,448	8,729,281
3.49%, 05/15/27 (Call 02/15/27)	5,408	5,110,266
5.25%, 03/30/28 (Call 02/29/28)	5,880	5,872,015
	Par
Security	(000)	Value

Gas (continued)
Southern California Gas Co.
2.95%, 04/15/27 (Call 03/15/27)(a)	$3,890	$3,618,817
3.20%, 06/15/25 (Call 03/15/25)(a)	3,371	3,264,769
Series TT, 2.60%, 06/15/26 (Call 03/15/26)	5,260	4,965,967
Southern Co. Gas Capital Corp.
3.25%, 06/15/26 (Call 03/15/26)(a)	4,260	4,052,331
3.88%, 11/15/25 (Call 08/15/25)	2,690	2,601,288
Southwest Gas Corp.
3.70%, 04/01/28 (Call 01/01/28)	174	162,336
5.45%, 03/23/28 (Call 02/23/28)(a)	3,612	3,603,211
5.80%, 12/01/27 (Call 11/01/27)	885	898,412
		95,583,356
Hand & Machine Tools — 0.2%
Kennametal Inc., 4.63%, 06/15/28 (Call 03/15/28)(a)	2,520	2,409,699
Regal Rexnord Corp.
6.05%, 02/15/26(b)	5,395	5,385,581
6.05%, 04/15/28 (Call 03/15/28)(b)	8,633	8,493,859
Snap-on Inc., 3.25%, 03/01/27 (Call 12/01/26)(a)	793	750,370
Stanley Black & Decker Inc., 6.27%, 03/06/26 (Call 03/06/24)(a)	950	951,333
Stanley Black & Decker Inc.
2.30%, 02/24/25 (Call 02/24/24)	3,918	3,755,656
3.40%, 03/01/26 (Call 01/01/26)(a)	4,169	3,982,205
4.00%, 03/15/60 (Call 03/15/25),
(5-year CMT + 2.657%)(c)	4,732	3,821,628
4.25%, 11/15/28 (Call 08/15/28)	1,280	1,213,797
6.00%, 03/06/28 (Call 02/06/28)(a)	3,188	3,263,819
		34,027,947
Health Care - Products — 0.7%
Abbott Laboratories
1.15%, 01/30/28 (Call 11/30/27)(a)	1,290	1,128,194
2.95%, 03/15/25 (Call 12/15/24)(a)	7,155	6,965,578
3.75%, 11/30/26 (Call 08/30/26)	11,470	11,177,750
3.88%, 09/15/25 (Call 06/15/25)(a)	3,595	3,535,621
Agilent Technologies Inc., 3.05%, 09/22/26 (Call 06/22/26)	1,616	1,522,135
Alcon Finance Corp., 2.75%, 09/23/26 (Call 07/23/26)(b)	4,239	3,947,213
Baxter International Inc.
1.92%, 02/01/27 (Call 01/01/27)(a)	9,357	8,421,317
2.27%, 12/01/28 (Call 10/01/28)(a)	2,085	1,801,787
2.60%, 08/15/26 (Call 05/15/26)(a)	3,900	3,623,730
Boston Scientific Corp.
1.90%, 06/01/25 (Call 05/01/25)	4,616	4,379,203
3.75%, 03/01/26 (Call 01/01/26)(a)	432	416,040
4.00%, 03/01/28 (Call 12/01/27)	25	23,944
Danaher Corp., 3.35%, 09/15/25 (Call 06/15/25)(a)	3,900	3,774,937
Edwards Lifesciences Corp., 4.30%, 06/15/28 (Call 03/15/28)	1,405	1,346,439
GE HealthCare Technologies Inc.
5.60%, 11/15/25 (Call 10/15/25)	11,290	11,302,802
5.65%, 11/15/27 (Call 10/15/27)	12,525	12,683,387
HCA Inc., 3.13%, 03/15/27 (Call 02/15/27)	6,379	5,912,818
Medtronic Global Holdings SCA, 4.25%, 03/30/28 (Call 02/29/28)(a)	8,083	7,917,223
Olympus Corp., 2.14%, 12/08/26 (Call 11/08/26)(b)	2,592	2,348,429

Schedule of Investments (unaudited) (continued)	iShares® 1-5 Year Investment Grade Corporate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Health Care - Products (continued)
Revvity Inc., 1.90%, 09/15/28 (Call 07/15/28)(a)	$1,475	$1,245,112
Stryker Corp.
1.15%, 06/15/25 (Call 05/15/25)	5,843	5,480,401
3.38%, 11/01/25 (Call 08/01/25)	6,019	5,804,999
3.50%, 03/15/26 (Call 12/15/25)(a)	7,101	6,839,423
3.65%, 03/07/28 (Call 12/07/27)	4,483	4,255,999
Thermo Fisher Scientific Inc.
1.75%, 10/15/28 (Call 08/15/28)(a)	3,930	3,416,141
4.80%, 11/21/27 (Call 10/21/27)(a)	4,924	4,939,803
4.95%, 08/10/26 (Call 07/10/26)(a)	7,560	7,579,251
5.00%, 12/05/26 (Call 11/05/26)	3,125	3,132,554
5.00%, 01/31/29 (Call 12/31/28)	6,275	6,285,973
Zimmer Biomet Holdings Inc.
3.05%, 01/15/26 (Call 12/15/25)	5,107	4,868,930
3.55%, 04/01/25 (Call 01/01/25)(a)	6,099	5,931,657
5.35%, 12/01/28 (Call 11/01/28)	3,125	3,130,305
		155,139,095
Health Care - Services — 1.7%
Advocate Health & Hospitals Corp., 3.83%, 08/15/28 (Call 05/15/28)(a)	4,330	4,110,102
Blue Cross and Blue Shield of Minnesota, 3.79%, 05/01/25 (Call 02/01/25)(b)	2,357	2,257,328
Centene Corp.
2.45%, 07/15/28 (Call 05/15/28)	11,212	9,718,366
4.25%, 12/15/27 (Call 12/15/23)(a)	18,692	17,645,248
CommonSpirit Health, 1.55%, 10/01/25 (Call 07/01/25)	3,692	3,412,618
Elevance Health Inc.
1.50%, 03/15/26 (Call 02/15/26)	5,841	5,372,424
2.38%, 01/15/25 (Call 12/15/24)	8,904	8,594,425
3.65%, 12/01/27 (Call 09/01/27)	10,723	10,187,956
4.10%, 03/01/28 (Call 12/01/27)	8,413	8,115,086
4.90%, 02/08/26 (Call 02/08/24)	4,163	4,122,840
5.35%, 10/15/25 (Call 09/15/25)	2,975	2,972,598
Fresenius Medical Care U.S. Finance III Inc.,
1.88%, 12/01/26 (Call 11/01/26)(a)(b)	6,085	5,351,834
HCA Inc.
4.50%, 02/15/27 (Call 08/15/26)	8,035	7,793,781
5.20%, 06/01/28 (Call 05/01/28)	7,405	7,299,197
5.25%, 04/15/25	9,156	9,084,855
5.25%, 06/15/26 (Call 12/15/25)	9,946	9,860,392
5.38%, 02/01/25	17,068	16,967,795
5.38%, 09/01/26 (Call 03/01/26)	6,759	6,725,798
5.63%, 09/01/28 (Call 03/01/28)	10,715	10,743,210
5.88%, 02/15/26 (Call 08/15/25)	10,155	10,173,695
7.69%, 06/15/25(a)	2,300	2,357,831
Health Care Service Corp. A Mutual Legal Reserve Co., 1.50%, 06/01/25 (Call 05/01/25)(a)(b)	4,276	4,022,904
Highmark Inc., 1.45%, 05/10/26 (Call 04/10/26)(a)(b)	4,466	4,030,991
Humana Inc.
1.35%, 02/03/27 (Call 01/03/27)	5,678	5,043,492
3.95%, 03/15/27 (Call 12/15/26)(a)	4,234	4,074,148
4.50%, 04/01/25 (Call 03/01/25)	4,942	4,872,874
5.70%, 03/13/26 (Call 03/13/24)	700	699,965
5.75%, 03/01/28 (Call 02/01/28)(a)	3,150	3,213,572
5.75%, 12/01/28 (Call 11/01/28)	1,275	1,300,159
IQVIA Inc., 5.70%, 05/15/28 (Call 04/15/28)(a)(b)	5,265	5,249,889
Kaiser Foundation Hospitals, 3.15%, 05/01/27 (Call 02/01/27)	1,660	1,562,865
	Par
Security	(000)	Value

Health Care - Services (continued)
Laboratory Corp. of America Holdings
1.55%, 06/01/26 (Call 05/01/26)	$4,210	$3,837,707
3.60%, 02/01/25 (Call 11/01/24)	7,010	6,845,372
3.60%, 09/01/27 (Call 06/01/27)(a)	4,076	3,872,207
Mercy Health/OH, Series 2018, 4.30%, 07/01/28 (Call 01/01/28)(a)	155	148,390
PeaceHealth Obligated Group, Series 2020, 1.38%, 11/15/25 (Call 08/15/25)	2,576	2,361,983
Premier Health Partners, Series G, 2.91%, 11/15/26 (Call 05/15/26)	1,017	921,696
Providence St Joseph Health Obligated Group, Series H, 2.75%, 10/01/26 (Call 07/01/26)(a)	950	882,775
Quest Diagnostics Inc.
3.45%, 06/01/26 (Call 03/01/26)	4,341	4,155,889
3.50%, 03/30/25 (Call 12/30/24)	4,999	4,863,548
Roche Holdings Inc.
0.99%, 03/05/26 (Call 02/05/26)(a)(b)	4,587	4,204,916
2.13%, 03/10/25 (Call 02/10/25)(a)(b)	6,975	6,719,251
2.31%, 03/10/27 (Call 02/10/27)(b)	8,157	7,554,201
2.38%, 01/28/27 (Call 10/28/26)(a)(b)	5,518	5,104,170
2.63%, 05/15/26 (Call 02/15/26)(a)(b)	6,810	6,463,917
3.00%, 11/10/25 (Call 08/10/25)(a)(b)	3,357	3,236,347
3.63%, 09/17/28 (Call 06/17/28)(b)	25	23,747
5.27%, 11/13/26 (Call 10/13/26)(b)	7,465	7,541,514
5.34%, 11/13/28 (Call 10/13/28)(b)	8,760	8,917,029
SSM Health Care Corp.
4.89%, 06/01/28	35	34,694
Series A, 3.82%, 06/01/27 (Call 03/01/27)	775	740,905
Sutter Health, Series 20A, 1.32%, 08/15/25 (Call 05/15/25)	653	605,105
UnitedHealth Group Inc.
3.70%, 05/15/27 (Call 04/15/27)	4,830	4,655,471
1.15%, 05/15/26 (Call 04/15/26)(a)	6,027	5,523,449
1.25%, 01/15/26	4,254	3,946,860
2.95%, 10/15/27(a)	6,388	5,957,893
3.10%, 03/15/26	7,385	7,095,346
3.38%, 04/15/27(a)	4,371	4,168,174
3.45%, 01/15/27	5,219	5,000,592
3.70%, 12/15/25	2,493	2,429,039
3.75%, 07/15/25	14,128	13,830,502
3.85%, 06/15/28(a)	6,491	6,231,535
5.15%, 10/15/25	5,604	5,630,548
5.25%, 02/15/28 (Call 01/15/28)(a)	7,839	7,992,107
Universal Health Services Inc., 1.65%, 09/01/26 (Call 08/01/26)	5,225	4,694,551
UPMC, Series D-1, 3.60%, 04/03/25(a)	3,140	3,056,565
		356,186,233
Holding Companies - Diversified — 1.0%
Ares Capital Corp.
2.15%, 07/15/26 (Call 06/15/26)(a)	6,895	6,173,713
2.88%, 06/15/27 (Call 05/15/27)(a)	2,996	2,672,361
2.88%, 06/15/28 (Call 04/15/28)	6,241	5,324,233
3.25%, 07/15/25 (Call 06/15/25)(a)	9,134	8,646,626
3.88%, 01/15/26 (Call 12/15/25)	8,711	8,252,262
4.25%, 03/01/25 (Call 01/01/25)(a)	4,158	4,029,137
7.00%, 01/15/27	690	697,698
Bain Capital Specialty Finance Inc.
2.55%, 10/13/26 (Call 09/13/26)(a)	2,400	2,109,656
2.95%, 03/10/26 (Call 02/10/26)	2,529	2,283,615
Barings BDC Inc., 3.30%, 11/23/26
(Call 10/23/26)(a)	2,285	2,045,254

Schedule of Investments (unaudited) (continued)	iShares® 1-5 Year Investment Grade Corporate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Holding Companies - Diversified (continued)
Blackstone Private Credit Fund
2.63%, 12/15/26 (Call 11/15/26)	$7,822	$6,886,940
2.70%, 01/15/25 (Call 01/15/24)	3,525	3,374,615
3.25%, 03/15/27 (Call 02/15/27)(a)	7,005	6,227,192
4.70%, 03/24/25(a)	6,065	5,908,615
7.05%, 09/29/25(a)	5,573	5,632,421
7.30%, 11/27/28 (Call 10/27/28)(b)	1,775	1,771,165
Blackstone Secured Lending Fund
2.13%, 02/15/27 (Call 01/15/27)(a)	4,054	3,508,306
2.75%, 09/16/26 (Call 08/16/26)	5,123	4,578,541
2.85%, 09/30/28 (Call 07/30/28)(a)	3,500	2,927,770
3.63%, 01/15/26 (Call 12/15/25)(a)	5,730	5,366,681
Blue Owl Capital Corp.
2.63%, 01/15/27 (Call 12/15/26)	3,577	3,144,965
2.88%, 06/11/28 (Call 04/11/28)	2,715	2,314,970
3.40%, 07/15/26 (Call 06/15/26)	7,107	6,472,208
3.75%, 07/22/25 (Call 06/22/25)	4,183	3,962,919
4.00%, 03/30/25 (Call 02/28/25)(a)	2,960	2,840,142
4.25%, 01/15/26 (Call 12/15/25)	3,854	3,640,997
Blue Owl Credit Income Corp.
3.13%, 09/23/26 (Call 08/23/26)	2,840	2,534,253
4.70%, 02/08/27 (Call 02/08/24)	3,615	3,327,034
5.50%, 03/21/25	4,053	3,956,710
7.75%, 09/16/27 (Call 08/16/27)	3,650	3,653,470
Blue Owl Technology Finance Corp.
2.50%, 01/15/27 (Call 12/15/26)(a)	2,205	1,881,867
3.75%, 06/17/26 (Call 05/17/26)(b)	2,881	2,597,012
4.75%, 12/15/25 (Call 11/15/25)(a)(b)	4,731	4,420,185
CK Hutchison International 16 Ltd., 2.75%, 10/03/26(a)(b)	4,630	4,314,265
CK Hutchison International 17 II Ltd., 3.25%, 09/29/27(a)(b)	4,985	4,655,525
CK Hutchison International 17 Ltd., 3.50%, 04/05/27(a)(b)	2,894	2,745,433
CK Hutchison International 21 Ltd., 1.50%, 04/15/26 (Call 03/15/26)(a)(b)	5,635	5,152,593
Franklin BSP Lending Corp., 3.25%, 03/30/26 (Call 02/28/26)(a)	2,850	2,594,034
FS KKR Capital Corp.
2.63%, 01/15/27 (Call 12/15/26)	3,686	3,212,481
3.13%, 10/12/28 (Call 08/12/28)	3,855	3,246,271
3.25%, 07/15/27 (Call 06/15/27)(a)	2,302	2,029,569
3.40%, 01/15/26 (Call 12/15/25)	7,713	7,173,980
4.13%, 02/01/25 (Call 01/01/25)(a)	3,201	3,102,295
4.25%, 02/14/25 (Call 01/14/25)(a)(b)	3,703	3,573,037
Goldman Sachs BDC Inc.
2.88%, 01/15/26 (Call 12/15/25)	4,665	4,364,763
3.75%, 02/10/25 (Call 01/10/25)(a)	3,660	3,554,538
Golub Capital BDC Inc.
2.05%, 02/15/27 (Call 01/15/27)	2,406	2,071,479
2.50%, 08/24/26 (Call 07/24/26)	2,225	1,977,202
Main Street Capital Corp., 3.00%, 07/14/26 (Call 06/14/26)	4,383	3,949,299
Morgan Stanley Direct Lending Fund, 4.50%, 02/11/27 (Call 01/11/27)	1,474	1,388,907
Oaktree Specialty Lending Corp.
2.70%, 01/15/27 (Call 12/15/26)(a)	1,821	1,589,788
3.50%, 02/25/25 (Call 01/25/25)	3,268	3,128,418
Owl Rock Capital Corp. II, 4.63%, 11/26/24 (Call 10/25/24)(b)	2,568	2,524,581
	Par
Security	(000)	Value

Holding Companies - Diversified (continued)
Owl Rock Capital Corp. III, 3.13%, 04/13/27 (Call 03/13/27)	$2,349	$2,036,100
Prospect Capital Corp.
3.36%, 11/15/26 (Call 10/15/26)(a)	2,205	1,929,115
3.44%, 10/15/28 (Call 08/15/28)	1,915	1,541,320
3.71%, 01/22/26 (Call 12/22/25)(a)	3,663	3,338,745
Sixth Street Specialty Lending Inc., 2.50%, 08/01/26 (Call 07/01/26)(a)	2,335	2,093,677
		210,450,948
Home Builders — 0.2%
DR Horton Inc.
1.30%, 10/15/26 (Call 09/15/26)	3,902	3,483,770
1.40%, 10/15/27 (Call 08/15/27)(a)	715	623,118
2.60%, 10/15/25 (Call 09/15/25)	3,429	3,246,634
Lennar Corp.
4.75%, 05/30/25 (Call 02/28/25)	3,327	3,280,841
4.75%, 11/29/27 (Call 05/29/27)(a)	5,628	5,513,979
5.00%, 06/15/27 (Call 12/15/26)	2,765	2,723,212
5.25%, 06/01/26 (Call 12/01/25)	3,330	3,306,343
Meritage Homes Corp., 6.00%, 06/01/25 (Call 03/01/25)	40	39,600
PulteGroup Inc.
5.00%, 01/15/27 (Call 10/15/26)(a)	3,988	3,960,715
5.50%, 03/01/26 (Call 12/01/25)	3,333	3,338,543
Toll Brothers Finance Corp.
4.35%, 02/15/28 (Call 11/15/27)(a)	2,978	2,831,342
4.88%, 11/15/25 (Call 08/15/25)	1,829	1,801,869
4.88%, 03/15/27 (Call 12/15/26)(a)	3,565	3,501,019
		37,650,985
Home Furnishings — 0.0%
Harman International Industries Inc., 4.15%, 05/15/25 (Call 02/15/25)	2,826	2,764,032
Leggett & Platt Inc., 3.50%, 11/15/27 (Call 08/15/27)(a)	3,945	3,651,217
Whirlpool Corp., 3.70%, 05/01/25(a)	924	897,966
		7,313,215
Household Products & Wares — 0.1%
Church & Dwight Co. Inc., 3.15%, 08/01/27 (Call 05/01/27)	2,945	2,764,938
Clorox Co. (The)
3.10%, 10/01/27 (Call 07/01/27)(a)	1,575	1,458,900
3.90%, 05/15/28 (Call 02/15/28)(a)	4,187	3,978,971
Kimberly-Clark Corp.
1.05%, 09/15/27 (Call 07/15/27)	1,908	1,660,893
2.65%, 03/01/25(a)	1,830	1,773,636
2.75%, 02/15/26	3,016	2,879,772
3.05%, 08/15/25	2,805	2,708,324
3.95%, 11/01/28 (Call 08/01/28)	125	120,730
Reckitt Benckiser Treasury Services PLC,
3.00%, 06/26/27 (Call 03/26/27)(b)	16,281	15,135,482
		32,481,646
Insurance — 3.6%
Aegon NV, 5.50%, 04/11/48 (Call 04/11/28),
(6-mo. LIBOR US + 3.540%)(c)	3,930	3,652,276
Aflac Inc.
1.13%, 03/15/26 (Call 02/15/26)	3,650	3,321,446
2.88%, 10/15/26 (Call 07/15/26)(a)	2,862	2,687,124
AIA Group Ltd.
3.20%, 03/11/25 (Call 12/11/24)(b)	2,816	2,738,792
3.90%, 04/06/28 (Call 01/06/28)(b)	525	498,574

Schedule of Investments (unaudited) (continued)	iShares® 1-5 Year Investment Grade Corporate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Insurance (continued)
5.63%, 10/25/27 (Call 09/25/27)(b)	$6,665	$6,784,158
AIG Global Funding, 0.90%, 09/22/25(b)	1,333	1,225,544
Allied World Assurance Co. Holdings Ltd.,
4.35%, 10/29/25 (Call 07/29/25)(a)	2,304	2,226,867
Allstate Corp. (The)
0.75%, 12/15/25 (Call 11/15/25)	5,626	5,128,856
3.28%, 12/15/26 (Call 09/15/26)(a)	4,485	4,248,269
American Equity Investment Life Holding Co.,
5.00%, 06/15/27 (Call 03/15/27)	4,009	3,807,489
American International Group Inc.
4.20%, 04/01/28 (Call 01/01/28)	3,685	3,508,057
Series A-9, 5.75%, 04/01/48 (Call 04/01/28),
(3-mo. LIBOR US + 2.868%)(a)(c)	3,490	3,267,991
Aon Corp., 8.21%, 01/01/27(a)	1,426	1,506,043
Aon Global Ltd.
2.85%, 05/28/27 (Call 04/28/27)	5,606	5,185,717
3.88%, 12/15/25 (Call 09/15/25)	6,773	6,581,283
Arch Capital Finance LLC, 4.01%, 12/15/26
(Call 09/15/26)	3,774	3,618,236
Assurant Inc., 4.90%, 03/27/28 (Call 12/27/27)	630	610,638
Assured Guaranty U.S. Holdings Inc., 6.13%, 09/15/28 (Call 08/15/28)(a)	1,335	1,369,572
Athene Global Funding
1.45%, 01/08/26(a)(b)	3,393	3,079,015
1.61%, 06/29/26(a)(b)	3,665	3,255,282
1.73%, 10/02/26(a)(b)	3,219	2,835,443
1.99%, 08/19/28(b)	900	752,615
2.45%, 08/20/27(a)(b)	2,985	2,628,385
2.50%, 01/14/25(a)(b)	3,619	3,462,371
2.50%, 03/24/28(a)(b)	9,830	8,493,948
2.55%, 06/29/25(b)	2,272	2,133,340
2.95%, 11/12/26(a)(b)	3,747	3,428,332
Athene Holding Ltd., 4.13%, 01/12/28 (Call 10/12/27)(a)	7,780	7,254,785
AXIS Specialty Finance PLC, 4.00%, 12/06/27 (Call 09/06/27)(a)	2,417	2,279,063
Berkshire Hathaway Finance Corp., 2.30%, 03/15/27 (Call 02/15/27)(a)	6,205	5,776,482
Berkshire Hathaway Inc., 3.13%, 03/15/26 (Call 12/15/25)	17,892	17,285,886
Brighthouse Financial Global Funding
1.55%, 05/24/26(a)(b)	4,460	4,008,518
1.75%, 01/13/25(a)(b)	4,104	3,912,589
2.00%, 06/28/28(b)	2,000	1,678,929

Brighthouse Financial Inc., 3.70%, 06/22/27 (Call 03/22/27)(a)	5,111	4,720,851
Chubb INA Holdings Inc.
3.15%, 03/15/25	5,460	5,307,539
3.35%, 05/03/26 (Call 02/03/26)	11,086	10,690,120
Cincinnati Financial Corp., 6.92%, 05/15/28	60	63,366
CNA Financial Corp.
3.45%, 08/15/27 (Call 05/10/27)(a)	3,726	3,490,374
4.50%, 03/01/26 (Call 12/01/25)	5,015	4,907,764

CNO Financial Group Inc., 5.25%, 05/30/25 (Call 02/28/25)	3,781	3,728,107
CNO Global Funding, 1.75%, 10/07/26(b)	4,588	4,091,016
Corebridge Financial Inc.
3.50%, 04/04/25 (Call 03/04/25)(a)	8,895	8,619,673
3.65%, 04/05/27 (Call 03/05/27)(a)	9,622	9,037,336
6.88%, 12/15/52 (Call 09/15/27),
(5-year CMT + 3.846%)(a)(c)	6,024	5,784,943
	Par
Security	(000)	Value

Insurance (continued)
Corebridge Global Funding
5.75%, 07/02/26(a)(b)	$4,605	$4,599,430
5.90%, 09/19/28(b)	570	576,437
Dai-Ichi Life Insurance Co. Ltd. (The)
4.00%, (Call 07/24/26),
(3-mo. LIBOR US + 3.660%)(a)(b)(c)(d)	8,495	8,020,998
5.10%, (Call 10/28/24),
(3-mo. LIBOR US + 3.680%)(b)(c)(d)	270	265,847
Empower Finance 2020 LP, 1.36%, 09/17/27 (Call 07/17/27)(a)(b)	210	182,927
Enstar Finance LLC
5.50%, 01/15/42 (Call 01/15/27),
(5-year CMT + 4.006%)(a)(c)	105	86,212
5.75%, 09/01/40 (Call 09/01/25),
(5-year CMT + 5.468%)(c)	155	144,122
Equitable Financial Life Global Funding
1.00%, 01/09/26(a)(b)	3,242	2,932,718
1.30%, 07/12/26(a)(b)	4,231	3,761,811
1.40%, 07/07/25(b)	5,013	4,666,452
1.40%, 08/27/27(a)(b)	4,269	3,645,942
1.70%, 11/12/26(b)	3,557	3,152,932
1.80%, 03/08/28(b)	440	374,853
5.45%, 03/03/28(b)	5,890	5,813,103
5.50%, 12/02/25(b)	2,325	2,305,332
Equitable Holdings Inc.
4.35%, 04/20/28 (Call 01/20/28)	11,875	11,279,193
7.00%, 04/01/28	590	620,093

F&G Annuities & Life Inc., 7.40%, 01/13/28 (Call 12/13/27)(a)	3,390	3,429,421
F&G Global Funding
1.75%, 06/30/26(a)(b)	5,866	5,224,815
2.00%, 09/20/28(b)	460	380,847
2.30%, 04/11/27(a)(b)	3,650	3,213,737
5.15%, 07/07/25(a)(b)	1,655	1,619,539
Fairfax Financial Holdings Ltd., 4.85%, 04/17/28 (Call 01/17/28)	3,810	3,700,907
Farmers Exchange Capital, 7.05%, 07/15/28(a)(b)	730	734,884
Fidelity & Guaranty Life Holdings Inc., 5.50%, 05/01/25 (Call 02/01/25)(b)	4,042	3,977,245
Fidelity National Financial Inc., 4.50%, 08/15/28 (Call 05/15/28)	90	84,993
GA Global Funding Trust
1.63%, 01/15/26(a)(b)	5,331	4,846,131
1.95%, 09/15/28(b)	170	141,469
2.25%, 01/06/27(b)	4,735	4,225,166
3.85%, 04/11/25(b)	3,064	2,984,052
Globe Life Inc., 4.55%, 09/15/28 (Call 06/15/28)	2,195	2,106,770
Great-West Lifeco Finance 2018 LP, 4.05%, 05/17/28 (Call 02/17/28)(a)(b)	2,030	1,933,125
Great-West Lifeco U.S. Finance 2020 LP, 0.90%, 08/12/25 (Call 07/12/25)(b)	4,412	4,059,768
Guardian Life Global Funding
0.88%, 12/10/25(a)(b)	4,844	4,405,388
1.10%, 06/23/25(a)(b)	3,731	3,484,125
1.25%, 05/13/26(a)(b)	2,110	1,916,363
1.25%, 11/19/27(a)(b)	3,823	3,299,980
1.40%, 07/06/27(b)	40	35,076
1.63%, 09/16/28(b)	250	213,327
3.25%, 03/29/27(b)	3,500	3,283,893

Schedule of Investments (unaudited) (continued)	iShares® 1-5 Year Investment Grade Corporate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Insurance (continued)
5.55%, 10/28/27(a)(b)	$3,337	$3,372,947
5.74%, 10/02/28(a)(b)	2,170	2,231,210
Hanover Insurance Group Inc. (The), 4.50%, 04/15/26 (Call 01/15/26)	2,150	2,093,244
Horace Mann Educators Corp.
4.50%, 12/01/25 (Call 09/01/25)(a)	364	354,881
7.25%, 09/15/28 (Call 08/15/28)	305	317,463
Jackson Financial Inc., 5.17%, 06/08/27 (Call 05/08/27)(a)	921	894,591
Jackson National Life Global Funding
1.75%, 01/12/25(a)(b)	2,217	2,104,430
3.05%, 04/29/26(b)	3,013	2,797,783
3.88%, 06/11/25(b)	4,118	3,967,646
5.25%, 04/12/28(a)(b)	2,115	2,009,888
5.50%, 01/09/26(b)	4,355	4,315,296
Jackson National Life Insurance Co., 8.15%, 03/15/27(b)	5,900	6,162,898
Kemper Corp., 4.35%, 02/15/25 (Call 11/15/24)	3,750	3,642,778
Lincoln National Corp.
3.35%, 03/09/25(a)	2,731	2,641,541
3.63%, 12/12/26 (Call 09/15/26)(a)	3,380	3,186,287
3.80%, 03/01/28 (Call 12/01/27)(a)	3,390	3,160,956
Loews Corp., 3.75%, 04/01/26 (Call 01/01/26)(a)	4,973	4,808,478
Manulife Financial Corp.
2.48%, 05/19/27 (Call 03/19/27)	2,946	2,681,988
4.06%, 02/24/32 (Call 02/24/27),
(5-year USD ICE Swap + 1.647%)(a)(c)	5,420	4,947,359
4.15%, 03/04/26(a)	8,022	7,843,127
Markel Group Inc., 3.50%, 11/01/27 (Call 08/01/27)	1,585	1,479,714
Marsh & McLennan Companies Inc.
3.50%, 03/10/25 (Call 12/10/24)(a)	4,317	4,212,612
3.75%, 03/14/26 (Call 12/14/25)	5,531	5,374,579
MassMutual Global Funding II
1.20%, 07/16/26(a)(b)	1,300	1,169,448
2.35%, 01/14/27(b)	4,281	3,931,679
2.80%, 03/21/25(a)(b)	520	503,126
2.95%, 01/11/25(a)(b)	1,623	1,579,085
3.40%, 03/08/26(a)(b)	5,958	5,737,181
4.15%, 08/26/25(a)(b)	4,637	4,552,169
4.50%, 04/10/26(b)	3,805	3,746,062
5.05%, 12/07/27(a)(b)	4,740	4,712,766
5.05%, 06/14/28(b)	4,515	4,470,769
Meiji Yasuda Life Insurance Co., 5.20%,
10/20/45 (Call 10/20/25),
(5-year USD Swap + 4.230%)(a)(b)(c)	14,275	13,922,996
Mercury General Corp., 4.40%, 03/15/27
(Call 12/15/26)(a)	2,024	1,900,378
Met Tower Global Funding
1.25%, 09/14/26(b)	4,491	4,019,618
3.70%, 06/13/25(b)	1,700	1,653,334
5.40%, 06/20/26(a)(b)	3,480	3,494,029
MetLife Inc.
3.00%, 03/01/25	2,217	2,153,891
3.60%, 11/13/25 (Call 08/13/25)	4,605	4,474,017
Metropolitan Life Global Funding I
0.95%, 07/02/25(b)	9,124	8,514,119
1.88%, 01/11/27(a)(b)	6,230	5,588,469
2.80%, 03/21/25(b)	2,191	2,117,689
3.00%, 09/19/27(a)(b)	5,325	4,891,277
	Par
Security	(000)	Value

Insurance (continued)
3.45%, 12/18/26(a)(b)	$7,380	$6,990,540
4.05%, 08/25/25(a)(b)	4,143	4,047,959
4.40%, 06/30/27(a)(b)	3,415	3,287,838
5.00%, 01/06/26(b)	2,684	2,669,092
5.05%, 01/06/28(a)(b)	4,375	4,330,944
5.40%, 09/12/28(b)	2,860	2,866,921
Metropolitan Life Insurance Co., 7.80%, 11/01/25(b)	2,090	2,170,727
Munich Re America Corp., Series B, 7.45%, 12/15/26(a)	5	5,316
Mutual of Omaha Cos Global Funding, 5.80%, 07/27/26(a)(b)	2,135	2,153,640
New York Life Global Funding
0.85%, 01/15/26(a)(b)	4,347	3,968,086
0.95%, 06/24/25(b)	3,338	3,119,472
1.15%, 06/09/26(b)	5,978	5,394,251
1.45%, 01/14/25(a)(b)	3,480	3,334,709
2.00%, 01/22/25(a)(b)	4,396	4,233,466
2.35%, 07/14/26(a)(b)	590	548,367
3.00%, 01/10/28(b)	1,295	1,188,821
3.25%, 04/07/27(b)	4,720	4,443,489
3.60%, 08/05/25(b)	4,485	4,373,096
4.70%, 04/02/26(a)(b)	6,545	6,480,216
4.85%, 01/09/28(a)(b)	10,030	9,898,377
4.90%, 06/13/28(a)(b)	5,803	5,733,076
5.45%, 09/18/26(a)(b)	3,560	3,586,739
Nippon Life Insurance Co.
4.00%, 09/19/47 (Call 09/19/27),
(5-year USD ICE Swap + 2.880%)(b)(c)	3,510	3,250,810
4.70%, 01/20/46 (Call 01/20/26),
(5-year USD ICE Swap + 3.750%)(a)(b)(c)	8,699	8,400,255
5.10%, 10/16/44 (Call 10/16/24),
(5-year USD Swap + 3.650%)(b)(c)	14,333	14,127,895
Northwestern Mutual Global Funding
0.80%, 01/14/26(a)(b)	4,968	4,531,760
1.70%, 06/01/28(b)	3,415	2,932,059
1.75%, 01/11/27(a)(b)	4,193	3,775,894
4.00%, 07/01/25(a)(b)	5,130	5,030,064
4.35%, 09/15/27(b)	5,125	4,956,753
4.70%, 04/06/26(a)(b)	4,520	4,458,442
4.90%, 06/12/28(b)	3,445	3,395,179
Old Republic International Corp., 3.88%, 08/26/26 (Call 07/26/26)(a)	4,873	4,655,151
Pacific Life Global Funding II
1.20%, 06/24/25(b)	4,331	4,057,869
1.38%, 04/14/26(b)	8,610	7,853,646
1.45%, 01/20/28(a)(b)	800	678,636
1.60%, 09/21/28(b)	365	304,879
4.90%, 04/04/28(a)(b)	5,863	5,737,961
5.50%, 08/28/26(a)(b)	2,570	2,591,034
5.50%, 07/18/28(b)	4,030	4,037,787
Pricoa Global Funding I
0.80%, 09/01/25(a)(b)	1,813	1,674,881
1.20%, 09/01/26(b)	2,533	2,266,884
4.20%, 08/28/25(a)(b)	705	691,555
5.10%, 05/30/28(a)(b)	4,015	4,009,043
5.55%, 08/28/26(b)	1,270	1,279,966
Principal Financial Group Inc.
3.10%, 11/15/26 (Call 08/15/26)	2,780	2,611,165
3.40%, 05/15/25 (Call 02/15/25)	3,160	3,057,688

Schedule of Investments (unaudited) (continued)	iShares® 1-5 Year Investment Grade Corporate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Insurance (continued)
Principal Life Global Funding II
0.88%, 01/12/26(b)	$3,455	$3,138,905
1.25%, 06/23/25(b)	3,662	3,424,091
1.25%, 08/16/26(a)(b)	6,205	5,529,490
1.50%, 11/17/26(a)(b)	4,565	4,087,587
3.00%, 04/18/26(a)(b)	4,391	4,126,850
5.50%, 06/28/28(a)(b)	2,070	2,053,482
Progressive Corp. (The)
2.45%, 01/15/27(a)	3,779	3,495,997
2.50%, 03/15/27 (Call 02/15/27)(a)	3,930	3,637,984
Protective Life Corp., 4.30%, 09/30/28
(Call 06/30/28)(a)(b)	1,755	1,672,789
Protective Life Global Funding
1.17%, 07/15/25(a)(b)	2,652	2,465,221
1.30%, 09/20/26(b)	2,800	2,490,308
1.62%, 04/15/26(b)	3,612	3,274,489
1.65%, 01/13/25(a)(b)	3,511	3,359,643
1.90%, 07/06/28(b)	230	199,371
3.22%, 03/28/25(a)(b)	2,765	2,676,659
4.71%, 07/06/27(a)(b)	2,265	2,209,004
5.21%, 04/14/26(a)(b)	3,090	3,053,890
5.37%, 01/06/26(b)	4,610	4,604,035
Prudential Financial Inc.
1.50%, 03/10/26 (Call 02/10/26)	10,030	9,225,260
3.88%, 03/27/28 (Call 12/27/27)	3,623	3,466,171
4.50%, 09/15/47 (Call 09/15/27),
(3-mo. LIBOR US + 2.380%)(a)(c)	3,985	3,578,686
5.38%, 05/15/45 (Call 05/15/25),
(3-mo. LIBOR US + 3.031%)(a)(c)	7,456	7,203,271
5.70%, 09/15/48 (Call 09/15/28),
(3-mo. LIBOR US + 2.665%)(a)(c)	170	157,986
Prudential Insurance Co. of America (The), 8.30%, 07/01/25(a)(b)	1,775	1,822,734
Reinsurance Group of America Inc., 3.95%,
09/15/26 (Call 06/15/26)(a)	4,234	4,056,760
Reliance Standard Life Global Funding II
1.51%, 09/28/26(b)	5,678	5,010,974
2.75%, 05/07/25(a)(b)	3,128	2,970,168
2.75%, 01/21/27(b)	990	893,456
4.93%, 09/01/27(b)	100	96,441
5.24%, 02/02/26(b)	40	39,264
RenaissanceRe Finance Inc.
3.45%, 07/01/27 (Call 04/01/27)(a)	680	633,450
3.70%, 04/01/25 (Call 01/01/25)	2,278	2,209,225
RGA Global Funding
2.00%, 11/30/26(b)	1,960	1,754,812
6.00%, 11/21/28(b)	1,900	1,916,090
Sagicor Financial Co. Ltd., 5.30%, 05/13/28 (Call 05/13/24)(b)	20	18,904
Sammons Financial Group Inc., 4.45%, 05/12/27 (Call 02/12/27)(a)(b)	1,525	1,418,011
SBL Holdings Inc., 5.13%, 11/13/26 (Call 09/13/26)(a)(b)	3,014	2,796,181
Sirius International Group Ltd., 4.60%, 11/01/26 (Call 08/01/26)(b)	1,535	1,381,500
Sumitomo Life Insurance Co., 4.00%, 09/14/77 (Call 09/14/27),
(3-mo. LIBOR US + 2.993%)(b)(c)	30	27,848
Swiss Re America Holding Corp., 7.00%, 02/15/26(a)	165	169,024
	Par
Security	(000)	Value

Insurance (continued)
Teachers Insurance & Annuity Association of America, 4.38%, 09/15/54 (Call 09/15/24),
(3-mo. LIBOR US + 2.661%)(b)(c)	$1,495	$1,464,064
Trinity Acquisition PLC, 4.40%, 03/15/26
(Call 12/15/25)(a)	4,524	4,401,608
Unum Group, 3.88%, 11/05/25(a)	2,000	1,926,779
Willis North America Inc.
4.50%, 09/15/28 (Call 06/15/28)	285	272,758
4.65%, 06/15/27 (Call 05/15/27)	6,090	5,927,516
		769,667,359
Internet — 1.6%
Alibaba Group Holding Ltd., 3.40%, 12/06/27 (Call 09/06/27)(a)	15,475	14,429,718
Alphabet Inc.
0.45%, 08/15/25 (Call 07/15/25)(a)	7,314	6,797,752
0.80%, 08/15/27 (Call 06/15/27)	7,155	6,273,093
2.00%, 08/15/26 (Call 05/15/26)	12,740	11,884,346
Amazon.com Inc.
0.80%, 06/03/25 (Call 05/03/25)	8,383	7,882,397
1.00%, 05/12/26 (Call 04/12/26)	17,977	16,403,859
1.20%, 06/03/27 (Call 04/03/27)	7,741	6,869,579
1.65%, 05/12/28 (Call 03/12/28)	11,810	10,429,674
3.00%, 04/13/25	9,305	9,061,373
3.15%, 08/22/27 (Call 05/22/27)	23,348	22,110,640
3.30%, 04/13/27 (Call 03/13/27)	13,445	12,866,534
4.55%, 12/01/27 (Call 11/01/27)(a)	16,174	16,146,568
4.60%, 12/01/25	8,157	8,111,144
5.20%, 12/03/25 (Call 09/03/25)	5,817	5,844,552
Baidu Inc.
1.63%, 02/23/27 (Call 01/23/27)(a)	2,140	1,910,890
1.72%, 04/09/26 (Call 03/09/26)(a)	3,115	2,858,452
3.08%, 04/07/25 (Call 03/07/25)(a)	5,453	5,273,695
3.63%, 07/06/27(a)	3,740	3,530,852
4.13%, 06/30/25(a)	1,995	1,951,034
4.38%, 03/29/28 (Call 12/29/27)(a)	3,790	3,658,684
Booking Holdings Inc.
3.55%, 03/15/28 (Call 12/15/27)	7,145	6,787,415
3.60%, 06/01/26 (Call 03/01/26)	6,509	6,293,015
3.65%, 03/15/25 (Call 12/15/24)	3,338	3,267,970
eBay Inc.
1.40%, 05/10/26 (Call 04/10/26)(a)	5,162	4,708,797
1.90%, 03/11/25 (Call 02/11/25)	5,523	5,269,844
3.60%, 06/05/27 (Call 03/05/27)	6,042	5,761,753
5.90%, 11/22/25 (Call 10/22/25)(a)	2,335	2,356,442
5.95%, 11/22/27 (Call 10/22/27)(a)	2,128	2,189,286
Expedia Group Inc.
3.80%, 02/15/28 (Call 11/15/27)(a)	7,140	6,703,369
4.63%, 08/01/27 (Call 05/01/27)(a)	5,491	5,344,707
5.00%, 02/15/26 (Call 11/15/25)	5,240	5,188,713
6.25%, 05/01/25 (Call 02/01/25)(b)	6,917	6,947,918
Meituan, 2.13%, 10/28/25 (Call 09/28/25)(a)(b)	4,885	4,553,259
Meta Platforms Inc.
3.50%, 08/15/27 (Call 07/15/27)(a)	18,304	17,500,089
4.60%, 05/15/28 (Call 04/15/28)	8,965	8,911,266
Netflix Inc.
3.63%, 06/15/25 (Call 03/15/25)(a)(b)	6,480	6,294,737
4.38%, 11/15/26(a)	7,562	7,452,959
4.88%, 04/15/28	11,512	11,408,728
5.88%, 02/15/25	4,796	4,813,985
5.88%, 11/15/28	6,165	6,340,863

Schedule of Investments (unaudited) (continued)	iShares® 1-5 Year Investment Grade Corporate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Internet (continued)
Prosus NV
3.26%, 01/19/27 (Call 12/19/26)(b)	$4,250	$3,854,437
4.85%, 07/06/27 (Call 04/06/27)(b)	396	375,928
Tencent Holdings Ltd.
1.81%, 01/26/26 (Call 12/26/25)(b)	4,499	4,177,557
3.58%, 04/11/26 (Call 02/11/26)(b)	4,170	4,003,439
3.60%, 01/19/28 (Call 10/19/27)(a)(b)	14,915	13,958,653
3.80%, 02/11/25(a)(b)	4,335	4,247,108
Tencent Music Entertainment Group, 1.38%, 09/03/25 (Call 08/03/25)(a)	1,827	1,699,682
VeriSign Inc.
4.75%, 07/15/27 (Call 07/15/24)(a)	4,460	4,327,269
5.25%, 04/01/25 (Call 01/01/25)	4,288	4,258,821
		343,292,845
Iron & Steel — 0.2%
ArcelorMittal SA
4.55%, 03/11/26	3,140	3,069,685
6.55%, 11/29/27 (Call 10/29/27)(a)	8,110	8,374,595
Gerdau Trade Inc., 4.88%, 10/24/27(b)	625	605,235
Nucor Corp.
2.00%, 06/01/25 (Call 05/01/25)(a)	3,958	3,758,672
3.95%, 05/23/25	3,675	3,599,358
3.95%, 05/01/28 (Call 02/01/28)(a)	725	691,489
4.30%, 05/23/27 (Call 04/23/27)	3,505	3,415,067
POSCO
2.50%, 01/17/25(b)	4,305	4,150,383
4.38%, 08/04/25(b)	4,000	3,918,948
4.50%, 08/04/27(b)	592	572,903
5.63%, 01/17/26(b)	300	300,273
5.75%, 01/17/28(a)(b)	8,150	8,225,323
Reliance Steel & Aluminum Co., 1.30%, 08/15/25 (Call 07/15/25)	3,436	3,188,923
Steel Dynamics Inc.
1.65%, 10/15/27 (Call 08/15/27)	1,029	894,138
2.40%, 06/15/25 (Call 05/15/25)	3,293	3,126,904
5.00%, 12/15/26 (Call 12/15/23)(a)	2,655	2,639,524
Vale Overseas Ltd., 6.25%, 08/10/26(a)	265	268,753
		50,800,173
Leisure Time — 0.1%
Harley-Davidson Financial Services Inc.
3.05%, 02/14/27 (Call 01/14/27)(a)(b)	3,791	3,431,371
3.35%, 06/08/25 (Call 05/08/25)(a)(b)	5,030	4,822,289
6.50%, 03/10/28 (Call 02/10/28)(a)(b)	5,035	5,041,735
Harley-Davidson Inc., 3.50%, 07/28/25 (Call 04/28/25)(a)	2,952	2,831,082
		16,126,477
Lodging — 0.3%
Hyatt Hotels Corp.
4.38%, 09/15/28 (Call 06/15/28)	2,950	2,803,798
4.85%, 03/15/26 (Call 12/15/25)	2,758	2,706,518
5.38%, 04/23/25 (Call 03/23/25)	3,042	3,027,033
5.75%, 01/30/27 (Call 12/30/26)(a)	3,825	3,871,135
Marriott International Inc./MD
3.75%, 03/15/25 (Call 12/15/24)(a)	2,139	2,087,483
3.75%, 10/01/25 (Call 07/01/25)	2,336	2,259,431
5.00%, 10/15/27 (Call 09/15/27)	6,996	6,956,884
5.45%, 09/15/26 (Call 08/15/26)	1,500	1,508,121
5.55%, 10/15/28 (Call 09/15/28)	3,855	3,883,336
Series EE, 5.75%, 05/01/25
(Call 04/01/25)(a)	3,821	3,826,553
	Par
Security	(000)	Value

Lodging (continued)
Series R, 3.13%, 06/15/26 (Call 03/15/26)	$5,907	$5,586,415
Series X, 4.00%, 04/15/28 (Call 01/15/28)	3,265	3,078,929
Sands China Ltd.
2.55%, 03/08/27 (Call 02/08/27)(a)	4,778	4,211,365
4.30%, 01/08/26 (Call 12/08/25)(a)	5,125	4,867,035
5.38%, 08/08/25 (Call 06/08/25)	11,627	11,364,279
5.65%, 08/08/28 (Call 05/08/28)(a)	12,680	12,139,629
		74,177,944
Machinery — 1.2%
Caterpillar Financial Services Corp.
0.80%, 11/13/25	6,439	5,938,868
0.90%, 03/02/26(a)	5,048	4,617,837
1.10%, 09/14/27(a)	4,741	4,146,128
1.15%, 09/14/26(a)	3,374	3,052,257
1.45%, 05/15/25(a)	4,814	4,565,368
1.70%, 01/08/27(a)	3,399	3,092,128
2.40%, 08/09/26(a)	1,975	1,849,631
3.40%, 05/13/25	7,961	7,770,792
3.60%, 08/12/27(a)	4,778	4,592,265
3.65%, 08/12/25(a)	5,883	5,746,574
4.35%, 05/15/26	8,295	8,187,352
4.80%, 01/06/26(a)	5,900	5,889,136
4.90%, 01/17/25(a)	7,350	7,330,288
5.15%, 08/11/25	5,130	5,133,771
5.40%, 03/10/25	968	972,061
CNH Industrial Capital LLC
1.45%, 07/15/26 (Call 06/15/26)	4,341	3,930,675
1.88%, 01/15/26 (Call 12/15/25)	3,781	3,509,008
3.95%, 05/23/25	4,106	4,003,697
4.55%, 04/10/28 (Call 03/10/28)(a)	5,230	5,039,364
5.45%, 10/14/25(a)	2,695	2,686,898
CNH Industrial NV, 3.85%, 11/15/27 (Call 08/15/27)(a)	2,303	2,176,304
Deere & Co., 2.75%, 04/15/25 (Call 03/15/25)	5,048	4,889,804
Dover Corp., 3.15%, 11/15/25 (Call 08/15/25)(a)	2,720	2,610,680
John Deere Capital Corp.
0.70%, 01/15/26	6,695	6,137,354
1.05%, 06/17/26(a)	4,110	3,732,460
1.30%, 10/13/26(a)	3,115	2,823,643
1.50%, 03/06/28(a)	1,675	1,459,515
1.70%, 01/11/27	2,168	1,969,249
1.75%, 03/09/27(a)	3,550	3,212,196
2.13%, 03/07/25	3,258	3,135,965
2.25%, 09/14/26	3,531	3,290,846
2.35%, 03/08/27(a)	4,234	3,918,275
2.65%, 06/10/26	3,895	3,684,094
2.80%, 09/08/27	2,623	2,431,499
3.05%, 01/06/28	1,325	1,235,025
3.40%, 06/06/25	7,250	7,070,903
3.40%, 09/11/25(a)	2,340	2,274,811
3.45%, 03/13/25	6,450	6,317,480
4.05%, 09/08/25(a)	5,095	5,014,954
4.15%, 09/15/27(a)	6,421	6,277,671
4.75%, 06/08/26(a)	4,325	4,313,241
4.75%, 01/20/28(a)	7,566	7,531,077
4.80%, 01/09/26(a)	8,605	8,585,858
4.90%, 03/03/28(a)	5,475	5,478,391
4.95%, 06/06/25(a)	4,245	4,236,891
4.95%, 07/14/28	9,420	9,436,180
5.05%, 03/03/26(a)	2,180	2,191,198
5.15%, 03/03/25(a)	1,130	1,132,771

Schedule of Investments (unaudited) (continued)	iShares® 1-5 Year Investment Grade Corporate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Machinery (continued)

Komatsu Finance America Inc., 5.50%, 10/06/27 (Call 09/06/27)(a)(b)	$1,400	$1,415,876
nVent Finance Sarl, 4.55%, 04/15/28 (Call 01/15/28)	465	442,978
Oshkosh Corp., 4.60%, 05/15/28 (Call 02/15/28)	665	643,697
Otis Worldwide Corp.
2.06%, 04/05/25 (Call 03/05/25)(a)	9,160	8,758,393
2.29%, 04/05/27 (Call 02/05/27)(a)	3,126	2,860,678
5.25%, 08/16/28 (Call 07/16/28)	5,545	5,571,746
Rockwell Automation Inc., 2.88%, 03/01/25 (Call 12/01/24)(a)	2,660	2,583,842
Weir Group PLC (The), 2.20%, 05/13/26 (Call 04/13/26)(b)	815	747,629
Westinghouse Air Brake Technologies Corp.
3.20%, 06/15/25 (Call 05/15/25)	3,974	3,814,824
3.45%, 11/15/26 (Call 08/15/26)	5,389	5,090,821
4.70%, 09/15/28 (Call 06/15/28)	8,804	8,509,136
Xylem Inc./NY
1.95%, 01/30/28 (Call 11/30/27)(a)	3,338	2,934,028
3.25%, 11/01/26 (Call 08/01/26)	3,719	3,518,817
		255,514,898
Machinery - Diversified — 0.0%
Ingersoll Rand Inc., 5.40%, 08/14/28 (Call 07/14/28)	1,105	1,107,451
John Deere Capital Corp.
5.15%, 09/08/26(a)	1,555	1,566,001
5.30%, 09/08/25(a)	2,475	2,485,943
Nordson Corp., 5.60%, 09/15/28 (Call 08/15/28)	1,440	1,471,084
		6,630,479
Manufacturing — 0.6%
3M Co.
2.00%, 02/14/25 (Call 01/14/25)	5,054	4,840,873
2.25%, 09/19/26 (Call 06/19/26)(a)	4,448	4,104,098
2.65%, 04/15/25 (Call 03/15/25)(a)	3,413	3,284,249
2.88%, 10/15/27 (Call 07/15/27)(a)	5,959	5,513,057
3.00%, 08/07/25(a)	4,058	3,902,941
3.63%, 09/14/28 (Call 06/14/28)(a)	4,375	4,096,155
Carlisle Companies Inc.
3.50%, 12/01/24 (Call 10/01/24)(a)	3,035	2,956,063
3.75%, 12/01/27 (Call 09/01/27)	3,950	3,710,662
Eaton Corp.
3.10%, 09/15/27 (Call 06/15/27)(a)	2,422	2,279,583
4.35%, 05/18/28 (Call 04/18/28)	2,645	2,598,132
GE Capital Funding LLC, 3.45%, 05/15/25 (Call 04/15/25)(a)	1,273	1,225,090
GE Capital International Funding Co. Unlimited Co., 3.37%, 11/15/25(a)	1,560	1,496,138
Illinois Tool Works Inc., 2.65%, 11/15/26 (Call 08/15/26)(a)	6,845	6,473,524
Parker-Hannifin Corp.
3.25%, 03/01/27 (Call 12/01/26)(a)	3,912	3,701,381
4.25%, 09/15/27 (Call 08/15/27)	8,658	8,428,636
Siemens Financieringsmaatschappij NV
1.20%, 03/11/26(b)	13,046	11,971,028
1.70%, 03/11/28(a)(b)	8,685	7,615,992
2.35%, 10/15/26(b)	10,444	9,716,206
3.25%, 05/27/25(a)(b)	10,672	10,367,200
3.40%, 03/16/27(a)(b)	8,221	7,830,746
	Par
Security	(000)	Value

Manufacturing (continued)
6.13%, 08/17/26(a)(b)	$11,383	$11,665,845
Teledyne Technologies Inc.
1.60%, 04/01/26 (Call 03/01/26)(a)	2,998	2,745,071
2.25%, 04/01/28 (Call 02/01/28)(a)	4,705	4,136,960
Textron Inc.
3.38%, 03/01/28 (Call 12/01/27)	589	542,685
3.65%, 03/15/27 (Call 12/15/26)(a)	1,979	1,874,031
3.88%, 03/01/25 (Call 12/01/24)(a)	2,350	2,294,111
4.00%, 03/15/26 (Call 12/15/25)	2,493	2,412,939
		131,783,396
Media — 1.4%
Charter Communications Operating LLC/Charter Communications Operating Capital
3.75%, 02/15/28 (Call 11/15/27)	7,145	6,628,995
4.20%, 03/15/28 (Call 12/15/27)(a)	8,661	8,150,508
4.91%, 07/23/25 (Call 04/23/25)	31,073	30,563,112
6.15%, 11/10/26 (Call 10/10/26)	7,210	7,300,783
Comcast Corp.
2.35%, 01/15/27 (Call 10/15/26)	10,032	9,293,767
3.15%, 03/01/26 (Call 12/01/25)(a)	15,328	14,750,400
3.15%, 02/15/28 (Call 11/15/27)	8,328	7,770,718
3.30%, 02/01/27 (Call 11/01/26)(a)	8,219	7,824,782
3.30%, 04/01/27 (Call 02/01/27)	5,795	5,504,994
3.38%, 08/15/25 (Call 05/15/25)	11,985	11,626,851
3.55%, 05/01/28 (Call 02/01/28)(a)	12,810	12,116,836
3.95%, 10/15/25 (Call 08/15/25)	21,123	20,674,620
4.15%, 10/15/28 (Call 07/15/28)	20,690	20,003,504
5.25%, 11/07/25	5,915	5,931,121
5.35%, 11/15/27 (Call 10/15/27)	7,282	7,423,207
Cox Communications Inc.
3.35%, 09/15/26 (Call 06/15/26)(b)	7,841	7,423,148
3.50%, 08/15/27 (Call 05/15/27)(b)	5,184	4,856,178
3.85%, 02/01/25 (Call 11/01/24)(b)	3,428	3,349,354
Discovery Communications LLC
3.45%, 03/15/25 (Call 12/15/24)	2,344	2,268,702
3.95%, 06/15/25 (Call 05/15/25)	3,699	3,593,265
3.95%, 03/20/28 (Call 12/20/27)(a)	11,725	10,973,976
4.90%, 03/11/26 (Call 12/11/25)(a)	6,673	6,594,181
FactSet Research Systems Inc., 2.90%, 03/01/27 (Call 02/01/27)	3,930	3,626,893
Fox Corp., 3.05%, 04/07/25 (Call 03/07/25)	6,476	6,262,446
Paramount Global
2.90%, 01/15/27 (Call 10/15/26)	2,629	2,383,889
3.38%, 02/15/28 (Call 12/15/27)	2,150	1,919,381
3.70%, 06/01/28 (Call 03/01/28)	3,715	3,330,184
TCI Communications Inc.
7.13%, 02/15/28	950	1,021,695
7.88%, 02/15/26(a)	3,376	3,558,330
Thomson Reuters Corp., 3.35%, 05/15/26 (Call 02/15/26)(a)	3,939	3,759,999
TWDC Enterprises 18 Corp.
1.85%, 07/30/26(a)	7,166	6,641,527
2.95%, 06/15/27(a)	5,295	5,012,594
3.00%, 02/13/26	7,327	7,014,024
3.15%, 09/17/25(a)	5,849	5,657,332
Walt Disney Co. (The)
1.75%, 01/13/26	10,680	10,019,864
2.20%, 01/13/28(a)	6,457	5,859,805
3.35%, 03/24/25	11,900	11,611,498
3.38%, 11/15/26 (Call 08/15/26)	3,619	3,467,880

Schedule of Investments (unaudited) (continued)	iShares® 1-5 Year Investment Grade Corporate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Media (continued)
3.70%, 10/15/25 (Call 07/15/25)	$4,866	$4,749,381
3.70%, 03/23/27(a)	4,583	4,431,585
		304,951,309
Metal Fabricate & Hardware — 0.0%
Precision Castparts Corp., 3.25%, 06/15/25 (Call 03/15/25)(a)	6,182	6,011,239

Mining — 0.7%
Alcoa Nederland Holding BV
5.50%, 12/15/27 (Call 06/15/24)(a)(b)	7,502	7,202,169
6.13%, 05/15/28 (Call 05/15/24)(a)(b)	2,810	2,767,044
Anglo American Capital PLC
2.25%, 03/17/28 (Call 01/17/28)(b)	4,450	3,870,305
4.00%, 09/11/27(a)(b)	4,665	4,416,836
4.50%, 03/15/28 (Call 12/15/27)(b)	5,105	4,883,983
4.75%, 04/10/27(b)	4,717	4,587,312
4.88%, 05/14/25(a)(b)	3,192	3,150,927
AngloGold Ashanti Holdings PLC, 3.38%, 11/01/28 (Call 09/01/28)	35	30,515
BHP Billiton Finance USA Ltd.
4.75%, 02/28/28 (Call 01/28/28)	6,363	6,300,469
4.88%, 02/27/26	3,310	3,293,724
5.10%, 09/08/28 (Call 08/08/28)	7,980	8,009,172
5.25%, 09/08/26	8,222	8,271,763
6.42%, 03/01/26 (Call 03/01/24)(a)	2,521	2,582,493
Corp. Nacional del Cobre de Chile
3.63%, 08/01/27 (Call 05/01/27)(b)	9,141	8,497,205
4.50%, 09/16/25(b)	315	307,865
Freeport Indonesia PT, 4.76%, 04/14/27 (Call 03/14/27)(a)(b)	6,280	6,100,777
Freeport-McMoRan Inc.
4.13%, 03/01/28 (Call 03/01/24)(a)	3,092	2,897,266
4.38%, 08/01/28 (Call 02/01/24)	4,065	3,811,466
5.00%, 09/01/27 (Call 09/01/24)(a)	3,167	3,094,222
Glencore Funding LLC
1.63%, 09/01/25 (Call 08/01/25)(a)(b)	7,344	6,850,030
1.63%, 04/27/26 (Call 03/27/26)(a)(b)	4,230	3,865,660
3.88%, 10/27/27 (Call 07/27/27)(b)	1,228	1,153,387
4.00%, 04/16/25(b)	3,686	3,598,134
4.00%, 03/27/27 (Call 12/27/26)(b)	6,940	6,613,162
5.40%, 05/08/28 (Call 04/08/28)(a)(b)	7,185	7,140,568
6.13%, 10/06/28 (Call 09/06/28)(a)(b)	3,595	3,674,003
Indonesia Asahan Aluminium PT/Mineral Industri Indonesia Persero PT
4.75%, 05/15/25 (Call 04/15/25)(b)	10,393	10,185,140
6.53%, 11/15/28(b)	2,544	2,605,183
Kinross Gold Corp., 4.50%, 07/15/27 (Call 04/15/27)(a)	3,408	3,287,995
Newcastle Coal Infrastructure Group Pty. Ltd., 4.40%, 09/29/27 (Call 06/29/27)(a)(b)	787	728,953
Rio Tinto Finance USA Ltd., 7.13%, 07/15/28	5,740	6,226,497
Southern Copper Corp., 3.88%, 04/23/25(a)	4,154	4,048,910
Yamana Gold Inc., 4.63%, 12/15/27 (Call 09/15/27)(a)	2,135	2,005,135
		146,058,270
Office & Business Equipment — 0.1%
CDW LLC/CDW Finance Corp.
2.67%, 12/01/26 (Call 11/01/26)	6,625	6,066,555
4.13%, 05/01/25 (Call 05/01/24)	4,161	4,055,392
	Par
Security	(000)	Value

Office & Business Equipment (continued)
4.25%, 04/01/28 (Call 10/01/24)(a)	$4,250	$4,000,100
		14,122,047
Oil & Gas — 3.3%
AKER BP ASA, 5.60%, 06/13/28 (Call 05/13/28)(a)(b)	4,045	4,048,965
Apache Corp., 4.38%, 10/15/28 (Call 07/15/28)(a)	1,065	980,090
BP Capital Markets America Inc.
3.02%, 01/16/27 (Call 10/16/26)	5,312	5,018,013
3.12%, 05/04/26 (Call 02/04/26)(a)	6,782	6,492,803
3.41%, 02/11/26 (Call 12/11/25)	6,915	6,692,146
3.54%, 04/06/27 (Call 02/06/27)	3,556	3,401,980
3.59%, 04/14/27 (Call 01/14/27)	4,301	4,122,971
3.80%, 09/21/25 (Call 07/21/25)(a)	5,366	5,260,460
3.94%, 09/21/28 (Call 06/21/28)	8,125	7,808,942
4.23%, 11/06/28 (Call 08/06/28)	4,940	4,798,163
BP Capital Markets PLC
3.28%, 09/19/27 (Call 06/19/27)(a)	9,944	9,432,420
3.72%, 11/28/28 (Call 08/28/28)(a)	5,625	5,337,703
4.38%, (Call 06/22/25),
(5-year CMT + 4.036%)(c)(d)	16,792	16,178,724
Canadian Natural Resources Ltd.
2.05%, 07/15/25 (Call 06/15/25)(a)	4,533	4,275,775
3.85%, 06/01/27 (Call 03/01/27)	8,965	8,526,546
3.90%, 02/01/25 (Call 11/01/24)	4,735	4,632,792
Cenovus Energy Inc., 4.25%, 04/15/27 (Call 01/15/27)(a)	1,757	1,686,466
Chevron Corp.
1.55%, 05/11/25 (Call 04/11/25)	17,082	16,255,572
2.00%, 05/11/27 (Call 03/11/27)	6,819	6,240,131
2.95%, 05/16/26 (Call 02/16/26)	13,613	13,041,445
3.33%, 11/17/25 (Call 08/17/25)	6,425	6,229,246
Chevron USA Inc.
0.69%, 08/12/25 (Call 07/12/25)	5,418	5,043,868
1.02%, 08/12/27 (Call 06/12/27)(a)	5,134	4,498,154
3.85%, 01/15/28 (Call 10/15/27)(a)	4,425	4,297,010
CNOOC Finance 2015 USA LLC, 3.50%, 05/05/25	16,475	16,062,268
ConocoPhillips Co., 2.40%, 03/07/25 (Call 03/07/24)	1,138	1,097,629
Continental Resources Inc./OK
2.27%, 11/15/26 (Call 05/15/24)(b)	5,966	5,389,862
4.38%, 01/15/28 (Call 10/15/27)	7,518	7,114,439
Coterra Energy Inc., 3.90%, 05/15/27 (Call 02/15/27)	5,038	4,802,147
Devon Energy Corp.
5.25%, 10/15/27 (Call 10/15/24)(a)	3,205	3,172,737
5.85%, 12/15/25 (Call 09/15/25)	3,881	3,891,198
5.88%, 06/15/28 (Call 06/15/24)(a)	435	436,328
Diamondback Energy Inc., 3.25%, 12/01/26 (Call 10/01/26)(a)	5,533	5,246,797
Empresa Nacional del Petroleo, 3.75%, 08/05/26 (Call 05/05/26)(b)	3,477	3,254,566
Eni SpA, Series X-R, 4.75%, 09/12/28(b)	2,597	2,548,822
Eni USA Inc., 7.30%, 11/15/27(a)	4,297	4,561,330
EOG Resources Inc.
3.15%, 04/01/25 (Call 01/01/25)(a)	4,904	4,765,932
4.15%, 01/15/26 (Call 10/15/25)(a)	5,676	5,560,620
EQT Corp.
3.13%, 05/15/26 (Call 05/15/24)(a)(b)	3,291	3,088,010
3.90%, 10/01/27 (Call 07/01/27)(a)	8,025	7,564,227

Schedule of Investments (unaudited) (continued)	iShares® 1-5 Year Investment Grade Corporate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Oil & Gas (continued)
5.70%, 04/01/28 (Call 03/01/28)	$3,893	$3,894,462
6.13%, 02/01/25 (Call 01/01/25)	4,980	4,986,673
Equinor ASA
1.75%, 01/22/26 (Call 12/22/25)(a)	14,278	13,377,335
2.88%, 04/06/25 (Call 03/06/25)(a)	22,187	21,532,969
3.00%, 04/06/27 (Call 02/06/27)(a)	6,384	6,011,475
6.80%, 01/15/28(a)	660	702,282
7.15%, 11/15/25(a)	2,534	2,616,116
7.25%, 09/23/27(a)	1,419	1,532,101
Exxon Mobil Corp.
2.28%, 08/16/26 (Call 06/16/26)	6,643	6,244,466
2.71%, 03/06/25 (Call 12/06/24)	11,982	11,631,873
2.99%, 03/19/25 (Call 02/19/25)	18,554	18,053,994
3.04%, 03/01/26 (Call 12/01/25)	16,701	16,069,110
3.29%, 03/19/27 (Call 01/19/27)	6,746	6,464,705
GS Caltex Corp., 4.50%, 01/05/26(b)	2,045	1,999,403
Hess Corp., 4.30%, 04/01/27 (Call 01/01/27)	7,142	6,956,872
HF Sinclair Corp., 5.88%, 04/01/26 (Call 01/01/26)	5,795	5,820,815
KazMunayGas National Co. JSC, 4.75%, 04/19/27(a)(b)	6,400	6,087,462
Kunlun Energy Co. Ltd., 3.75%, 05/13/25(b)	210	205,027
Lundin Energy Finance BV, 2.00%, 07/15/26 (Call 06/15/26)(b)	4,639	4,228,251
Marathon Oil Corp., 4.40%, 07/15/27 (Call 04/15/27)(a)	7,108	6,810,794
Marathon Petroleum Corp.
3.80%, 04/01/28 (Call 01/01/28)	2,135	1,996,831
4.70%, 05/01/25 (Call 04/01/25)	9,576	9,463,623
5.13%, 12/15/26 (Call 09/15/26)	5,344	5,333,553
Occidental Petroleum Corp.
3.40%, 04/15/26 (Call 01/15/26)	790	745,736
5.50%, 12/01/25 (Call 09/01/25)(a)	3,605	3,587,243
5.55%, 03/15/26 (Call 12/15/25)(a)	6,785	6,762,527
5.88%, 09/01/25 (Call 06/01/25)(a)	3,445	3,449,507
6.38%, 09/01/28 (Call 03/01/28)(a)	4,725	4,868,070
8.50%, 07/15/27 (Call 01/15/27)	3,910	4,220,493
Ovintiv Inc.
5.38%, 01/01/26 (Call 10/01/25)	3,728	3,704,714
5.65%, 05/15/25	5,265	5,262,760
5.65%, 05/15/28 (Call 04/15/28)	5,460	5,443,448
Patterson-UTI Energy Inc., 3.95%, 02/01/28 (Call 11/01/27)	430	393,241
Pertamina Persero PT, 1.40%, 02/09/26 (Call 01/09/26)(a)(b)	6,784	6,191,345
Petroliam Nasional Bhd, 7.63%, 10/15/26(a)(b)	2,073	2,205,052
Petronas Capital Ltd., 3.50%, 03/18/25(b)	11,958	11,673,041
Petronas Energy Canada Ltd., 2.11%, 03/23/28 (Call 01/23/28)(b)	4,835	4,298,800
Phillips 66
1.30%, 02/15/26 (Call 01/15/26)(a)	3,707	3,405,622
3.85%, 04/09/25 (Call 03/09/25)(a)	4,802	4,697,872
3.90%, 03/15/28 (Call 12/15/27)	4,717	4,476,170
Phillips 66 Co.
3.55%, 10/01/26 (Call 07/01/26)(a)	3,109	2,964,960
3.61%, 02/15/25 (Call 11/15/24)	3,384	3,306,882
3.75%, 03/01/28 (Call 12/01/27)	4,440	4,184,797
4.95%, 12/01/27 (Call 11/01/27)(a)	4,626	4,590,916
Pioneer Natural Resources Co.
1.13%, 01/15/26 (Call 12/15/25)	2,378	2,183,431
5.10%, 03/29/26	5,540	5,524,542
	Par
Security	(000)	Value

Oil & Gas (continued)
PTTEP Treasury Center Co. Ltd., 2.59%, 06/10/27 (Call 04/10/27)(b)	$345	$315,500
Qatar Energy, 1.38%, 09/12/26 (Call 08/12/26)(b)	12,813	11,547,768
Raizen Fuels Finance SA, 5.30%, 01/20/27(b)	356	344,927
Ras Laffan Liquefied Natural Gas Co. Ltd. 3
5.84%, 09/30/27(a)(b)	1,777	1,789,869
6.33%, 09/30/27(b)	4,066	4,126,307
Reliance Industries Ltd.
3.67%, 11/30/27(b)	505	473,159
4.13%, 01/28/25(b)	5,906	5,796,705
SA Global Sukuk Ltd., 1.60%, 06/17/26 (Call 05/17/26)(b)	13,330	12,160,559
Saudi Arabian Oil Co., 1.63%, 11/24/25 (Call 10/24/25)(b)	10,076	9,356,211
Shell International Finance BV
2.50%, 09/12/26(a)	6,696	6,301,994
2.88%, 05/10/26(a)	11,650	11,120,186
3.25%, 05/11/25(a)	19,182	18,689,701
3.88%, 11/13/28 (Call 08/23/28)(a)	1,935	1,858,552
Sinopec Group Overseas Development 2015 Ltd., 3.25%, 04/28/25(b)	11,051	10,727,735
Sinopec Group Overseas Development 2016 Ltd.
2.75%, 09/29/26(b)	5,538	5,185,868
3.50%, 05/03/26(a)(b)	6,042	5,817,220
Sinopec Group Overseas Development 2017 Ltd.
3.25%, 09/13/27(a)(b)	5,295	4,993,238
3.63%, 04/12/27(a)(b)	4,889	4,695,938
Sinopec Group Overseas Development 2018 Ltd.
1.45%, 01/08/26 (Call 12/08/25)(a)(b)	9,307	8,626,934
2.15%, 05/13/25 (Call 04/13/25)(a)(b)	9,879	9,419,600
4.13%, 09/12/25(b)	3,687	3,610,433
Suncor Energy Inc.
7.00%, 11/15/28(a)	1,085	1,150,173
7.88%, 06/15/26(a)	1,400	1,479,765
Tengizchevroil Finance Co. International Ltd.
2.63%, 08/15/25 (Call 05/15/25)(b)	4,090	3,770,980
4.00%, 08/15/26(a)(b)	5,320	4,875,780
Thaioil Treasury Center Co. Ltd., 4.63%, 11/20/28(b)	100	96,457
TotalEnergies Capital International SA, 2.43%, 01/10/25 (Call 10/10/24)	8,250	8,003,419
TotalEnergies Capital SA, 3.88%, 10/11/28	8,215	7,899,614
Valero Energy Corp.
2.15%, 09/15/27 (Call 07/15/27)(a)	4,186	3,742,006
2.85%, 04/15/25 (Call 03/15/25)	640	614,748
3.40%, 09/15/26 (Call 06/15/26)	831	788,991
4.35%, 06/01/28 (Call 03/01/28)	6,061	5,829,348
Var Energi ASA
5.00%, 05/18/27 (Call 04/18/27)(b)	2,025	1,938,563
7.50%, 01/15/28 (Call 12/15/27)(b)	7,211	7,440,454
Woodside Finance Ltd.
3.65%, 03/05/25 (Call 12/05/24)(b)	7,968	7,747,108
3.70%, 09/15/26 (Call 06/15/26)(b)	5,539	5,255,737
3.70%, 03/15/28 (Call 12/15/27)(b)	6,500	5,973,985
		696,584,190

Schedule of Investments (unaudited) (continued)	iShares® 1-5 Year Investment Grade Corporate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Oil & Gas Services — 0.2%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor Inc.
2.06%, 12/15/26 (Call 11/15/26)	$4,666	$4,265,854
3.34%, 12/15/27 (Call 09/15/27)	9,985	9,359,624
Halliburton Co., 3.80%, 11/15/25 (Call 08/15/25)	3,353	3,269,494
Schlumberger Finance Canada Ltd., 1.40%, 09/17/25 (Call 08/17/25)(a)	4,117	3,855,649
Schlumberger Holdings Corp.
3.90%, 05/17/28 (Call 02/17/28)(a)(b)	8,660	8,222,160
4.00%, 12/21/25 (Call 09/21/25)(a)(b)	3,936	3,845,763
Schlumberger Investment SA, 4.50%, 05/15/28 (Call 04/15/28)	8,075	7,983,496
		40,802,040
Packaging & Containers — 0.4%
Amcor Finance USA Inc.
3.63%, 04/28/26 (Call 01/28/26)	3,601	3,440,214
4.50%, 05/15/28 (Call 02/15/28)	705	675,202
Amcor Flexibles North America Inc.
3.10%, 09/15/26 (Call 06/15/26)(a)	2,533	2,346,285
4.00%, 05/17/25 (Call 04/17/25)	3,937	3,839,751
Berry Global Inc.
1.57%, 01/15/26 (Call 12/15/25)	10,236	9,392,627
1.65%, 01/15/27 (Call 12/15/26)(a)	2,540	2,241,090
4.88%, 07/15/26 (Call 07/15/24)(b)	8,756	8,476,681
5.50%, 04/15/28 (Call 03/15/28)(a)(b)	3,800	3,738,606
Brambles USA Inc., 4.13%, 10/23/25 (Call 07/25/25)(a)(b)	2,524	2,450,461
CCL Industries Inc., 3.25%, 10/01/26 (Call 07/01/26)(a)(b)	2,140	1,995,037
Graphic Packaging International LLC, 1.51%, 04/15/26 (Call 03/15/26)(b)	2,972	2,683,933
Packaging Corp. of America, 3.40%, 12/15/27 (Call 09/15/27)	4,718	4,407,119
Sealed Air Corp., 1.57%, 10/15/26 (Call 09/15/26)(b)	4,448	3,950,566
Silgan Holdings Inc., 1.40%, 04/01/26 (Call 03/01/26)(b)	3,780	3,418,516
Sonoco Products Co.
1.80%, 02/01/25 (Call 02/01/24)	3,380	3,234,090
2.25%, 02/01/27 (Call 01/01/27)	2,297	2,067,242
WRKCo Inc.
3.38%, 09/15/27 (Call 06/15/27)(a)	3,360	3,108,662
3.75%, 03/15/25 (Call 01/15/25)(a)	4,843	4,713,933
3.90%, 06/01/28 (Call 03/01/28)	1,130	1,056,524
4.00%, 03/15/28 (Call 12/15/27)	4,955	4,657,938
4.65%, 03/15/26 (Call 01/15/26)	5,274	5,164,327
		77,058,804
Pharmaceuticals — 3.6%
AbbVie Inc.
2.95%, 11/21/26 (Call 09/21/26)	25,951	24,564,505
3.20%, 05/14/26 (Call 02/14/26)(a)	13,950	13,384,445
3.60%, 05/14/25 (Call 02/14/25)	25,299	24,698,692
3.80%, 03/15/25 (Call 12/15/24)	19,856	19,477,249
4.25%, 11/14/28 (Call 08/14/28)	3,235	3,143,676
Astrazeneca Finance LLC
1.20%, 05/28/26 (Call 04/28/26)	8,385	7,663,851
1.75%, 05/28/28 (Call 03/28/28)	6,874	6,053,030
4.88%, 03/03/28 (Call 02/03/28)	7,450	7,452,887
	Par
Security	(000)	Value

Pharmaceuticals (continued)
AstraZeneca PLC
0.70%, 04/08/26 (Call 03/08/26)	$8,388	$7,632,891
3.13%, 06/12/27 (Call 03/12/27)(a)	5,087	4,812,272
3.38%, 11/16/25(a)	13,533	13,114,227
Bayer Corp., 6.65%, 02/15/28(a)(b)	570	591,001
Bayer U.S. Finance II LLC
4.25%, 12/15/25 (Call 10/15/25)(b)	17,040	16,421,938
5.50%, 08/15/25(a)(b)	1,066	1,050,589
Bayer U.S. Finance LLC
6.13%, 11/21/26 (Call 10/21/26)(b)	5,145	5,157,951
6.25%, 01/21/29 (Call 12/21/28)(b)	1,605	1,611,753
Becton Dickinson and Co.
3.70%, 06/06/27 (Call 03/06/27)(a)	11,344	10,797,272
4.69%, 02/13/28 (Call 01/13/28)	6,383	6,292,244
Bristol-Myers Squibb Co.
0.75%, 11/13/25 (Call 10/13/25)(a)	7,203	6,662,908
1.13%, 11/13/27 (Call 09/13/27)(a)	7,184	6,256,664
3.20%, 06/15/26 (Call 04/15/26)(a)	11,870	11,414,155
3.25%, 02/27/27	4,293	4,104,001
3.45%, 11/15/27 (Call 08/15/27)(a)	2,575	2,455,855
3.90%, 02/20/28 (Call 11/20/27)	10,625	10,261,570
6.80%, 11/15/26(a)	595	628,155
Cardinal Health Inc.
3.41%, 06/15/27 (Call 03/15/27)	8,187	7,736,460
3.75%, 09/15/25 (Call 06/15/25)	3,784	3,661,105
Cencora Inc.
3.25%, 03/01/25 (Call 12/01/24)	4,605	4,481,410
3.45%, 12/15/27 (Call 09/15/27)	5,790	5,478,973
Cigna Group (The)
1.25%, 03/15/26 (Call 02/15/26)	5,593	5,115,002
3.05%, 10/15/27 (Call 07/15/27)	2,346	2,175,597
3.25%, 04/15/25 (Call 01/15/25)(a)	6,165	5,980,351
3.40%, 03/01/27 (Call 12/01/26)	9,664	9,181,847
4.13%, 11/15/25 (Call 09/15/25)	14,275	13,942,842
4.38%, 10/15/28 (Call 07/15/28)	29,805	28,751,458
4.50%, 02/25/26 (Call 11/27/25)	8,522	8,381,584
5.69%, 03/15/26 (Call 03/15/24)	940	938,643
CVS Health Corp.
1.30%, 08/21/27 (Call 06/21/27)	12,216	10,617,155
2.88%, 06/01/26 (Call 03/01/26)	11,978	11,322,800
3.00%, 08/15/26 (Call 06/15/26)	4,512	4,256,525
3.63%, 04/01/27 (Call 02/01/27)	2,311	2,198,329
3.88%, 07/20/25 (Call 04/20/25)	18,998	18,525,936
4.10%, 03/25/25 (Call 01/25/25)	6,727	6,619,803
4.30%, 03/25/28 (Call 12/25/27)	36,675	35,480,111
5.00%, 02/20/26 (Call 01/20/26)(a)	10,657	10,606,663
6.25%, 06/01/27(a)	7,162	7,450,570
Eli Lilly & Co.
2.75%, 06/01/25 (Call 03/01/25)	4,852	4,695,104
3.10%, 05/15/27 (Call 02/15/27)	1,353	1,281,654
5.00%, 02/27/26 (Call 02/27/24)	100	100,011
5.50%, 03/15/27(a)	3,805	3,913,713
EMD Finance LLC, 3.25%, 03/19/25 (Call 12/19/24)(b)	11,288	10,955,202
Evernorth Health Inc., 4.50%, 02/25/26 (Call 11/27/25)(a)	1,790	1,755,441
GlaxoSmithKline Capital Inc.
3.63%, 05/15/25(a)	7,586	7,422,474
3.88%, 05/15/28	15,989	15,376,598
Johnson & Johnson
0.55%, 09/01/25 (Call 08/01/25)(a)	5,316	4,941,227

Schedule of Investments (unaudited) (continued)	iShares® 1-5 Year Investment Grade Corporate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Pharmaceuticals (continued)
0.95%, 09/01/27 (Call 07/01/27)(a)	$9,275	$8,140,718
2.45%, 03/01/26 (Call 12/01/25)	14,159	13,460,792
2.63%, 01/15/25 (Call 11/15/24)	7,864	7,665,811
2.90%, 01/15/28 (Call 10/15/27)	9,272	8,721,021
2.95%, 03/03/27 (Call 12/03/26)	7,538	7,167,178
McKesson Corp.
0.90%, 12/03/25 (Call 11/03/25)	3,877	3,553,814
1.30%, 08/15/26 (Call 07/15/26)(a)	3,576	3,231,424
3.95%, 02/16/28 (Call 11/16/27)(a)	2,638	2,534,555
4.90%, 07/15/28 (Call 06/15/28)	4,448	4,428,336
5.25%, 02/15/26 (Call 02/15/24)	3,778	3,768,173
Mead Johnson Nutrition Co., 4.13%, 11/15/25 (Call 08/15/25)	5,986	5,870,844
Merck & Co. Inc.
0.75%, 02/24/26 (Call 01/24/26)(a)	7,662	7,013,591
1.70%, 06/10/27 (Call 05/10/27)(a)	10,068	9,073,348
2.75%, 02/10/25 (Call 11/10/24)	17,419	16,928,216
4.05%, 05/17/28 (Call 04/17/28)(a)	3,540	3,457,035
Merck Sharp & Dohme Corp., 6.40%, 03/01/28(a)	470	495,663
Mylan Inc., 4.55%, 04/15/28 (Call 01/15/28)	6,253	5,907,962
Novartis Capital Corp.
1.75%, 02/14/25 (Call 01/14/25)	7,921	7,611,834
2.00%, 02/14/27 (Call 12/14/26)	7,742	7,127,014
3.00%, 11/20/25 (Call 08/20/25)	12,815	12,364,716
3.10%, 05/17/27 (Call 02/17/27)	6,986	6,626,767
Pfizer Inc.
0.80%, 05/28/25 (Call 04/28/25)(a)	4,632	4,349,642
2.75%, 06/03/26(a)	8,540	8,128,122
3.00%, 12/15/26(a)	11,628	11,038,198
3.60%, 09/15/28 (Call 06/15/28)(a)	310	297,067
Pfizer Investment Enterprises Pte Ltd.
4.45%, 05/19/26 (Call 04/19/26)	19,788	19,566,069
4.45%, 05/19/28 (Call 04/19/28)	32,330	31,736,315
Pfizer Investment Enterprises Pte. Ltd., 4.65%, 05/19/25(a)	20,630	20,486,375
Sanofi, 3.63%, 06/19/28 (Call 03/19/28)	405	387,872
Shire Acquisitions Investments Ireland DAC, 3.20%, 09/23/26 (Call 06/23/26)(a)	20,428	19,416,043
Takeda Pharmaceutical Co. Ltd., 5.00%, 11/26/28 (Call 08/26/28)	12,600	12,502,094
Utah Acquisition Sub Inc., 3.95%, 06/15/26 (Call 03/15/26)	14,921	14,223,170
Viatris Inc.
1.65%, 06/22/25 (Call 05/22/25)	5,104	4,782,630
2.30%, 06/22/27 (Call 04/22/27)	4,957	4,380,310
Zoetis Inc.
3.00%, 09/12/27 (Call 06/15/27)(a)	5,105	4,751,327
3.90%, 08/20/28 (Call 05/20/28)(a)	1,240	1,182,351
4.50%, 11/13/25 (Call 08/13/25)	6,633	6,514,460
5.40%, 11/14/25 (Call 10/14/25)	3,345	3,340,930
		781,280,156
Pipelines — 2.6%
Boardwalk Pipelines LP
4.45%, 07/15/27 (Call 04/15/27)	3,660	3,511,345
5.95%, 06/01/26 (Call 03/01/26)	4,212	4,230,880
Cheniere Corpus Christi Holdings LLC
5.13%, 06/30/27 (Call 01/01/27)(a)	8,269	8,190,887
5.88%, 03/31/25 (Call 10/02/24)	11,529	11,530,910
Cheniere Energy Inc., 4.63%, 10/15/28 (Call 10/15/24)	1,580	1,503,718
	Par
Security	(000)	Value

Pipelines (continued)
Colonial Pipeline Co., 3.75%, 10/01/25 (Call 07/01/25)(b)	$1,745	$1,679,656
Colorado Interstate Gas Co. LLC/Colorado Interstate Issuing Corp., 4.15%, 08/15/26 (Call 05/15/26)(b)	2,726	2,611,168
Columbia Pipeline Group Inc., 4.50%, 06/01/25 (Call 03/01/25)	9,397	9,232,651
Columbia Pipelines Holding Co. LLC
6.04%, 08/15/28 (Call 07/15/28)(b)	11,480	11,608,341
6.05%, 08/15/26 (Call 07/15/26)(a)(b)	2,615	2,646,694
DCP Midstream Operating LP
5.38%, 07/15/25 (Call 04/15/25)	6,580	6,569,084
5.63%, 07/15/27 (Call 04/15/27)	3,826	3,859,711
Enbridge Energy Partners LP, 5.88%, 10/15/25 (Call 07/15/25)	3,493	3,504,332
Enbridge Inc.
1.60%, 10/04/26 (Call 09/04/26)(a)	3,318	2,996,376
2.50%, 01/15/25 (Call 12/15/24)(a)	3,688	3,558,799
2.50%, 02/14/25	3,705	3,567,648
3.70%, 07/15/27 (Call 04/15/27)(a)	4,716	4,484,086
4.25%, 12/01/26 (Call 09/01/26)(a)	5,107	4,964,288
5.50%, 07/15/77 (Call 07/15/27),
(3-mo. SOFR + 3.680%)(a)(c)	6,593	5,796,442
5.90%, 11/15/26 (Call 10/15/26)	5,210	5,299,253
5.97%, 03/08/26 (Call 03/08/24)	4,335	4,330,907
6.00%, 11/15/28 (Call 10/15/28)	5,955	6,120,976
6.25%, 03/01/78 (Call 03/01/28),
(3-mo. SOFR + 3.903%)(c)	5,545	4,951,573
7.38%, 01/15/83 (Call 01/15/28),
(5-year CMT + 3.708%)(c)	3,235	3,106,814
Series 16-A, 6.00%, 01/15/77
(Call 01/15/27),
(3-mo. SOFR + 4.152%)(a)(c)	4,298	3,900,808
Energy Transfer LP
2.90%, 05/15/25 (Call 04/15/25)	7,233	6,954,875
3.90%, 07/15/26 (Call 04/15/26)	3,827	3,673,673
4.00%, 10/01/27 (Call 07/01/27)	5,574	5,263,885
4.05%, 03/15/25 (Call 12/15/24)	7,125	6,985,563
4.20%, 04/15/27 (Call 01/15/27)	4,381	4,188,341
4.40%, 03/15/27 (Call 12/15/26)	5,021	4,829,772
4.75%, 01/15/26 (Call 10/15/25)	6,750	6,634,355
4.95%, 05/15/28 (Call 02/15/28)	5,641	5,493,048
4.95%, 06/15/28 (Call 03/15/28)	6,120	5,970,881
5.50%, 06/01/27 (Call 03/01/27)	6,540	6,531,607
5.55%, 02/15/28 (Call 01/15/28)	7,235	7,264,700
5.95%, 12/01/25 (Call 09/01/25)	2,532	2,538,702
6.05%, 12/01/26 (Call 11/01/26)	5,495	5,563,528
6.10%, 12/01/28 (Call 11/01/28)	1,220	1,248,214
Enterprise Products Operating LLC
3.70%, 02/15/26 (Call 11/15/25)	6,193	6,017,170
3.75%, 02/15/25 (Call 11/15/24)	9,196	9,022,215
3.95%, 02/15/27 (Call 11/15/26)(a)	4,320	4,189,320
4.15%, 10/16/28 (Call 07/16/28)	7,338	7,078,046
5.05%, 01/10/26	5,085	5,090,158
5.38%, 02/15/78 (Call 02/15/28),
(3-mo. SOFR + 2.832%)(c)	3,230	2,789,651
Series E, 5.25%, 08/16/77 (Call 08/16/27),
(3-mo. SOFR + 3.295%)(a)(c)	7,460	6,836,969
Florida Gas Transmission Co. LLC, 4.35%, 07/15/25 (Call 04/15/25)(a)(b)	3,606	3,511,192

Schedule of Investments (unaudited) (continued)	iShares® 1-5 Year Investment Grade Corporate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Pipelines (continued)
Galaxy Pipeline Assets Bidco Ltd., 1.75%, 09/30/27(b)	$270	$250,619
Gray Oak Pipeline LLC
2.60%, 10/15/25 (Call 09/15/25)(a)(b)	4,602	4,309,072
3.45%, 10/15/27 (Call 08/15/27)(a)(b)	1,715	1,562,968
Gulfstream Natural Gas System LLC
4.60%, 09/15/25 (Call 06/15/25)(a)(b)	3,166	3,080,268
6.19%, 11/01/25(a)(b)	2,943	2,937,040
KazTransGas JSC, 4.38%, 09/26/27(a)(b)	3,398	3,173,141
Kinder Morgan Inc.
1.75%, 11/15/26 (Call 10/15/26)	3,513	3,184,968
4.30%, 06/01/25 (Call 03/01/25)(a)	11,209	11,011,668
4.30%, 03/01/28 (Call 12/01/27)(a)	8,674	8,346,013
Magellan Midstream Partners LP
3.20%, 03/15/25 (Call 12/15/24)	1,215	1,174,805
5.00%, 03/01/26 (Call 12/01/25)	4,920	4,855,475
MPLX LP
1.75%, 03/01/26 (Call 02/01/26)	10,330	9,525,791
4.00%, 02/15/25 (Call 11/15/24)	3,854	3,773,421
4.00%, 03/15/28 (Call 12/15/27)	10,796	10,186,993
4.13%, 03/01/27 (Call 12/01/26)(a)	8,751	8,406,369
4.25%, 12/01/27 (Call 09/01/27)	5,185	4,956,242
4.88%, 06/01/25 (Call 03/01/25)	8,275	8,184,802
NGPL PipeCo LLC, 4.88%, 08/15/27 (Call 02/15/27)(b)	4,910	4,721,471
Northwest Pipeline LLC, 4.00%, 04/01/27 (Call 01/01/27)(a)	2,773	2,679,099
ONEOK Inc.
2.20%, 09/15/25 (Call 08/15/25)	3,046	2,863,317
4.00%, 07/13/27 (Call 04/13/27)(a)	1,971	1,873,278
4.55%, 07/15/28 (Call 04/15/28)	4,530	4,347,505
4.90%, 03/15/25 (Call 12/15/24)(a)	4,164	4,115,409
5.55%, 11/01/26 (Call 10/01/26)	6,475	6,522,528
5.65%, 11/01/28 (Call 10/01/28)(a)	7,060	7,106,650
5.85%, 01/15/26 (Call 12/15/25)	4,475	4,505,774
Plains All American Pipeline LP/PAA Finance Corp.
4.50%, 12/15/26 (Call 09/15/26)(a)	5,599	5,441,487
4.65%, 10/15/25 (Call 07/15/25)	7,187	7,046,363
Sabal Trail Transmission LLC, 4.25%, 05/01/28 (Call 02/01/28)(a)(b)	480	457,074
Sabine Pass Liquefaction LLC
4.20%, 03/15/28 (Call 09/15/27)	9,605	9,176,065
5.00%, 03/15/27 (Call 09/15/26)	10,534	10,435,985
5.63%, 03/01/25 (Call 12/01/24)	14,625	14,611,617
5.88%, 06/30/26 (Call 12/31/25)	10,219	10,314,223
Spectra Energy Partners LP
3.38%, 10/15/26 (Call 07/15/26)	3,895	3,683,717
3.50%, 03/15/25 (Call 12/15/24)	3,660	3,554,380
Targa Resources Corp.
5.00%, 01/15/28 (Call 01/15/24)	4,577	4,444,999
5.20%, 07/01/27 (Call 06/01/27)	4,238	4,207,271
6.50%, 07/15/27 (Call 07/15/24)(a)	6,555	6,617,511
TC PipeLines LP
3.90%, 05/25/27 (Call 02/25/27)(a)	4,097	3,870,040
4.38%, 03/13/25 (Call 12/13/24)	4,056	3,984,107
Tennessee Gas Pipeline Co. LLC
7.00%, 03/15/27 (Call 03/15/24)(a)	2,457	2,559,861
7.00%, 10/15/28	3,495	3,671,650
Texas Eastern Transmission LP, 3.50%, 01/15/28 (Call 10/15/27)(b)	391	363,185
	Par
Security	(000)	Value

Pipelines (continued)
TransCanada PipeLines Ltd.
4.25%, 05/15/28 (Call 02/15/28)	$10,063	$9,582,334
4.88%, 01/15/26 (Call 10/15/25)(a)	6,228	6,142,993
6.20%, 03/09/26 (Call 03/09/24)(a)	1,674	1,674,114
Transcanada Trust
5.30%, 03/15/77 (Call 03/15/27),
(3 mo. LIBOR US + 3.208%)(a)(c)	9,720	8,500,105
5.63%, 05/20/75 (Call 05/20/25),
(3-mo. LIBOR US + 3.528%)(a)(c)	4,727	4,431,211
Series 16-A, 5.88%, 08/15/76
(Call 08/15/26),
(3 mo. LIBOR US + 4.640%)(a)(c)	7,795	7,292,753
Transcontinental Gas Pipe Line Co. LLC
4.00%, 03/15/28 (Call 12/15/27)	480	454,075
7.85%, 02/01/26 (Call 11/01/25)	8,284	8,631,055
Transportadora de Gas Internacional SA ESP, 5.55%, 11/01/28 (Call 08/01/28)(b)	250	235,537
Valero Energy Partners LP, 4.50%, 03/15/28 (Call 12/15/27)	3,545	3,410,046
Western Midstream Operating LP
3.10%, 02/01/25 (Call 01/01/25)	3,525	3,417,193
3.95%, 06/01/25 (Call 03/01/25)(a)	3,095	3,004,771
4.50%, 03/01/28 (Call 12/01/27)	2,816	2,677,512
4.65%, 07/01/26 (Call 04/01/26)	2,665	2,587,911
4.75%, 08/15/28 (Call 05/15/28)	3,029	2,909,961
Williams Companies Inc. (The)
3.75%, 06/15/27 (Call 03/15/27)	10,440	9,896,177
3.90%, 01/15/25 (Call 10/15/24)(a)	6,390	6,257,348
4.00%, 09/15/25 (Call 06/15/25)(a)	5,264	5,119,096
5.30%, 08/15/28 (Call 07/15/28)	8,475	8,460,860
5.40%, 03/02/26	5,390	5,386,567
		563,599,052
Private Equity — 0.0%
Apollo Management Holdings LP, 4.40%, 05/27/26 (Call 02/27/26)(b)	3,349	3,235,997

Real Estate — 0.1%
Brookfield Asset Management Inc., 4.00%, 01/15/25 (Call 10/15/24)(a)	2,038	1,998,933
CBRE Services Inc., 4.88%, 03/01/26 (Call 12/01/25)	4,221	4,134,368
GAIF Bond Issuer Pty. Ltd., 3.40%, 09/30/26 (Call 06/30/26)(b)	3,735	3,493,279
Jones Lang LaSalle Inc., 6.88%, 12/01/28 (Call 11/01/28)	975	1,005,035
Ontario Teachers' Cadillac Fairview Properties Trust, 3.88%, 03/20/27 (Call 12/20/26)(b)	5,256	4,914,493
		15,546,108
Real Estate Investment Trusts — 3.3%
Agree LP, 2.00%, 06/15/28 (Call 04/15/28)(a)	1,550	1,310,571
Alexandria Real Estate Equities Inc.
3.45%, 04/30/25 (Call 02/28/25)	3,976	3,856,564
3.80%, 04/15/26 (Call 02/15/26)(a)	3,632	3,496,359
3.95%, 01/15/27 (Call 10/15/26)(a)	6,035	5,742,303
3.95%, 01/15/28 (Call 10/15/27)(a)	3,358	3,145,713
4.30%, 01/15/26 (Call 10/15/25)	1,046	1,017,945
American Homes 4 Rent LP, 4.25%, 02/15/28 (Call 11/15/27)(a)	3,880	3,663,494
American Tower Corp.
1.30%, 09/15/25 (Call 08/15/25)	3,901	3,607,796
1.45%, 09/15/26 (Call 08/15/26)	4,057	3,630,794

Schedule of Investments (unaudited) (continued)	iShares® 1-5 Year Investment Grade Corporate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Real Estate Investment Trusts (continued)
1.50%, 01/31/28 (Call 11/30/27)	$4,535	$3,860,482
1.60%, 04/15/26 (Call 03/15/26)	5,162	4,709,307
2.40%, 03/15/25 (Call 02/15/25)	5,549	5,320,824
2.75%, 01/15/27 (Call 11/15/26)	5,245	4,827,896
2.95%, 01/15/25 (Call 12/15/24)	4,897	4,740,708
3.13%, 01/15/27 (Call 10/15/26)(a)	2,655	2,464,288
3.38%, 10/15/26 (Call 07/15/26)	7,089	6,687,235
3.55%, 07/15/27 (Call 04/15/27)(a)	5,147	4,843,007
3.60%, 01/15/28 (Call 10/15/27)	4,742	4,409,245
3.65%, 03/15/27 (Call 02/15/27)(a)	4,205	3,962,395
4.00%, 06/01/25 (Call 03/01/25)	5,882	5,731,408
4.40%, 02/15/26 (Call 11/15/25)	3,813	3,721,305
5.25%, 07/15/28 (Call 06/15/28)(a)	4,523	4,485,986
5.50%, 03/15/28 (Call 02/15/28)(a)	5,308	5,307,290
5.80%, 11/15/28 (Call 10/15/28)	5,560	5,630,753
AvalonBay Communities Inc.
2.90%, 10/15/26 (Call 07/15/26)(a)	2,041	1,921,519
2.95%, 05/11/26 (Call 02/11/26)	2,955	2,795,910
3.20%, 01/15/28 (Call 10/15/27)	3,665	3,402,707
3.35%, 05/15/27 (Call 02/15/27)(a)	2,377	2,238,613
3.45%, 06/01/25 (Call 03/03/25)	3,556	3,453,624
3.50%, 11/15/25 (Call 08/15/25)(a)	1,849	1,776,030
Boston Properties LP
2.75%, 10/01/26 (Call 07/01/26)(a)	6,460	5,850,661
3.20%, 01/15/25 (Call 10/15/24)	5,494	5,301,684
3.65%, 02/01/26 (Call 11/03/25)(a)	6,434	6,074,648
6.75%, 12/01/27 (Call 11/01/27)	8,515	8,662,141
Brixmor Operating Partnership LP
2.25%, 04/01/28 (Call 02/01/28)(a)	2,000	1,724,177
3.85%, 02/01/25 (Call 11/01/24)	4,550	4,422,662
3.90%, 03/15/27 (Call 12/15/26)	2,519	2,358,613
4.13%, 06/15/26 (Call 03/15/26)(a)	3,802	3,635,003
Camden Property Trust
4.10%, 10/15/28 (Call 07/15/28)	4,160	3,945,793
5.85%, 11/03/26 (Call 10/03/26)	1,825	1,853,608
Corporate Office Properties LP, 2.25%, 03/15/26 (Call 02/15/26)	2,591	2,376,830
Crown Castle Inc.
4.80%, 09/01/28 (Call 08/01/28)	465	449,171
5.00%, 01/11/28 (Call 12/11/27)	7,715	7,530,866
Crown Castle International Corp.
1.05%, 07/15/26 (Call 06/15/26)	7,358	6,540,939
1.35%, 07/15/25 (Call 06/15/25)(a)	5,297	4,937,154
2.90%, 03/15/27 (Call 02/15/27)(a)	5,404	4,964,181
3.65%, 09/01/27 (Call 06/01/27)	7,114	6,649,059
3.70%, 06/15/26 (Call 03/15/26)	5,671	5,413,432
3.80%, 02/15/28 (Call 11/15/27)	9,634	8,967,508
4.00%, 03/01/27 (Call 12/01/26)	3,129	2,973,965
4.45%, 02/15/26 (Call 11/15/25)	6,832	6,663,082
CubeSmart LP
3.13%, 09/01/26 (Call 06/01/26)	1,530	1,428,036
4.00%, 11/15/25 (Call 08/15/25)	1,291	1,246,318
Digital Realty Trust LP
3.70%, 08/15/27 (Call 05/15/27)(a)	6,339	5,971,500
4.45%, 07/15/28 (Call 04/15/28)(a)	1,505	1,433,983
5.55%, 01/15/28 (Call 12/15/27)	9,475	9,462,790
EPR Properties
4.50%, 04/01/25 (Call 01/01/25)	2,000	1,946,071
4.50%, 06/01/27 (Call 03/01/27)(a)	3,075	2,822,278
4.75%, 12/15/26 (Call 09/15/26)	2,620	2,464,698
4.95%, 04/15/28 (Call 01/15/28)	2,255	2,058,055
	Par
Security	(000)	Value

Real Estate Investment Trusts (continued)
Equinix Inc.
1.00%, 09/15/25 (Call 08/15/25)	$13,940	$12,848,144
1.25%, 07/15/25 (Call 06/15/25)	1,366	1,272,242
1.45%, 05/15/26 (Call 04/15/26)	1,266	1,152,209
1.55%, 03/15/28 (Call 01/15/28)	2,055	1,754,357
1.80%, 07/15/27 (Call 05/15/27)	3,245	2,866,279
2.00%, 05/15/28 (Call 03/15/28)(a)	2,815	2,436,264
2.90%, 11/18/26 (Call 09/18/26)	4,699	4,383,737
ERP Operating LP
2.85%, 11/01/26 (Call 08/01/26)(a)	3,222	3,015,211
3.25%, 08/01/27 (Call 05/01/27)(a)	2,425	2,252,575
3.38%, 06/01/25 (Call 03/01/25)	3,128	3,029,619
3.50%, 03/01/28 (Call 12/01/27)(a)	3,845	3,589,752
Essex Portfolio LP
1.70%, 03/01/28 (Call 01/01/28)	3,360	2,862,392
3.38%, 04/15/26 (Call 01/15/26)	2,860	2,727,830
3.50%, 04/01/25 (Call 01/01/25)	2,860	2,771,338
3.63%, 05/01/27 (Call 02/01/27)(a)	2,241	2,101,181
Extra Space Storage LP
3.50%, 07/01/26 (Call 04/01/26)	3,587	3,398,309
3.88%, 12/15/27 (Call 09/15/27)(a)	3,135	2,934,534
5.70%, 04/01/28 (Call 03/01/28)	3,490	3,496,262
Federal Realty Investment Trust
1.25%, 02/15/26 (Call 01/15/26)(a)	5,140	4,680,337
3.25%, 07/15/27 (Call 04/15/27)(a)	3,094	2,856,651
Federal Realty OP LP, 5.38%, 05/01/28
(Call 04/01/28)	3,280	3,245,918
GLP Capital LP/GLP Financing II Inc.
5.25%, 06/01/25 (Call 03/01/25)	5,982	5,880,695
5.38%, 04/15/26 (Call 01/15/26)	6,245	6,102,555
5.75%, 06/01/28 (Call 03/03/28)	3,650	3,604,425
Goodman U.S. Finance Three LLC, 3.70%, 03/15/28 (Call 12/15/27)(a)(b)	815	744,049
Healthcare Realty Holdings LP
3.50%, 08/01/26 (Call 05/01/26)(a)	3,740	3,517,289
3.63%, 01/15/28 (Call 10/15/27)	290	262,351
3.75%, 07/01/27 (Call 04/01/27)(a)	3,211	2,988,763
Healthpeak Properties Inc.
1.35%, 02/01/27 (Call 01/01/27)	4,355	3,824,603
3.25%, 07/15/26 (Call 05/15/26)	4,134	3,919,977
3.40%, 02/01/25 (Call 11/01/24)(a)	2,031	1,974,354
4.00%, 06/01/25 (Call 03/01/25)(a)	3,320	3,232,871
Highwoods Realty LP
3.88%, 03/01/27 (Call 12/01/26)(a)	828	747,121
4.13%, 03/15/28 (Call 12/15/27)	2,520	2,257,456
Host Hotels & Resorts LP
Series E, 4.00%, 06/15/25 (Call 03/15/25)	3,192	3,087,213
Series F, 4.50%, 02/01/26 (Call 11/01/25)(a)	1,475	1,429,260
Hudson Pacific Properties LP
3.95%, 11/01/27 (Call 08/01/27)	3,362	2,608,706
5.95%, 02/15/28 (Call 01/15/28)(a)	645	532,447
Invitation Homes Operating Partnership LP,
2.30%, 11/15/28 (Call 09/15/28)	2,114	1,805,863
Kilroy Realty LP, 4.38%, 10/01/25
(Call 07/01/25)(a)	2,410	2,306,239
Kimco Realty Corp.
1.90%, 03/01/28 (Call 01/01/28)	3,315	2,838,107
2.80%, 10/01/26 (Call 07/01/26)(a)	3,412	3,170,678
3.25%, 08/15/26 (Call 05/15/26)	1,470	1,373,778
3.30%, 02/01/25 (Call 12/01/24)	3,327	3,232,262
3.80%, 04/01/27 (Call 01/01/27)	2,450	2,311,479

Schedule of Investments (unaudited) (continued)	iShares® 1-5 Year Investment Grade Corporate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Real Estate Investment Trusts (continued)
Kite Realty Group LP, 4.00%, 10/01/26 (Call 07/01/26)	$1,956	$1,820,488
Kite Realty Group Trust, 4.00%, 03/15/25 (Call 12/15/24)	2,170	2,090,773
LXP Industrial Trust, 6.75%, 11/15/28 (Call 10/15/28)	165	167,835
Mid-America Apartments LP
1.10%, 09/15/26 (Call 08/15/26)(a)	1,858	1,660,790
3.60%, 06/01/27 (Call 03/01/27)(a)	2,930	2,781,539
4.00%, 11/15/25 (Call 08/15/25)(a)	2,822	2,747,135
4.20%, 06/15/28 (Call 03/15/28)	2,120	2,023,222
NNN REIT Inc.
3.50%, 10/15/27 (Call 07/15/27)	1,775	1,639,766
3.60%, 12/15/26 (Call 09/15/26)(a)	2,458	2,311,366
4.00%, 11/15/25 (Call 08/15/25)	2,611	2,525,116
4.30%, 10/15/28 (Call 07/15/28)	2,695	2,538,033
Omega Healthcare Investors Inc.
4.50%, 01/15/25 (Call 10/15/24)	2,543	2,485,169
4.50%, 04/01/27 (Call 01/01/27)	4,171	3,911,000
4.75%, 01/15/28 (Call 10/15/27)(a)	4,245	3,962,408
5.25%, 01/15/26 (Call 10/15/25)(a)	3,234	3,147,552
Physicians Realty LP
3.95%, 01/15/28 (Call 10/15/27)(a)	2,710	2,517,934
4.30%, 03/15/27 (Call 12/15/26)	2,541	2,435,758
Piedmont Operating Partnership LP, 9.25%, 07/20/28 (Call 06/20/28)	2,865	2,927,010
Prologis LP
2.13%, 04/15/27 (Call 02/15/27)	3,169	2,869,743
3.25%, 06/30/26 (Call 03/30/26)	2,174	2,071,466
3.25%, 10/01/26 (Call 07/01/26)(a)	2,416	2,295,514
3.38%, 12/15/27 (Call 09/15/27)(a)	3,235	3,019,717
3.88%, 09/15/28 (Call 06/15/28)	3,250	3,061,270
4.00%, 09/15/28 (Call 06/15/28)	610	579,578
4.88%, 06/15/28 (Call 05/15/28)	6,430	6,367,057
Public Storage Operating Co.
0.88%, 02/15/26 (Call 01/15/26)(a)	3,250	2,961,403
1.50%, 11/09/26 (Call 10/09/26)	4,305	3,905,199
1.85%, 05/01/28 (Call 03/01/28)	4,970	4,329,639
3.09%, 09/15/27 (Call 06/15/27)	3,431	3,210,405
Realty Income Corp.
0.75%, 03/15/26 (Call 02/15/26)(a)	1,996	1,794,626
2.20%, 06/15/28 (Call 04/15/28)	4,270	3,717,212
3.00%, 01/15/27 (Call 10/15/26)	3,869	3,608,038
3.40%, 01/15/28 (Call 11/15/27)	5,020	4,656,200
3.65%, 01/15/28 (Call 10/15/27)	1,964	1,838,298
3.88%, 04/15/25 (Call 02/15/25)	3,249	3,176,482
3.95%, 08/15/27 (Call 05/15/27)	3,886	3,699,974
4.13%, 10/15/26 (Call 07/15/26)(a)	4,269	4,131,291
4.63%, 11/01/25 (Call 09/01/25)	3,596	3,537,896
4.88%, 06/01/26 (Call 03/01/26)	3,944	3,889,674
5.05%, 01/13/26 (Call 01/13/24)(a)	3,014	2,997,063
Regency Centers LP
3.60%, 02/01/27 (Call 11/01/26)	3,355	3,173,391
3.90%, 11/01/25 (Call 08/01/25)(a)	1,700	1,631,175
4.13%, 03/15/28 (Call 12/15/27)	2,550	2,392,482
Retail Opportunity Investments Partnership LP
4.00%, 12/15/24 (Call 09/15/24)(a)	930	904,710
6.75%, 10/15/28 (Call 09/15/28)	1,070	1,074,132
Rexford Industrial Realty LP, 5.00%, 06/15/28 (Call 05/15/28)(a)	2,335	2,269,602
	Par
Security	(000)	Value

Real Estate Investment Trusts (continued)
Sabra Health Care LP, 5.13%, 08/15/26
(Call 05/15/26)	$3,225	$3,121,770
Scentre Group Trust 1/Scentre Group Trust 2
3.25%, 10/28/25 (Call 07/28/25)(b)	3,772	3,600,078
3.50%, 02/12/25 (Call 11/12/24)(b)	3,975	3,863,082
3.63%, 01/28/26 (Call 12/28/25)(b)	5,297	5,081,809
3.75%, 03/23/27 (Call 12/23/26)(a)(b)	3,035	2,864,828
Scentre Group Trust 2, 4.75%, 09/24/80
(Call 06/24/26),
(5-year CMT + 4.379%)(a)(b)(c)	4,592	4,219,955
Simon Property Group LP
1.38%, 01/15/27 (Call 10/15/26)(a)	5,520	4,892,021
1.75%, 02/01/28 (Call 11/01/27)(a)	5,553	4,832,481
3.25%, 11/30/26 (Call 08/30/26)(a)	2,544	2,399,404
3.30%, 01/15/26 (Call 10/15/25)	5,155	4,931,257
3.38%, 06/15/27 (Call 03/15/27)	5,160	4,837,042
3.38%, 12/01/27 (Call 09/01/27)	5,290	4,919,771
3.50%, 09/01/25 (Call 06/01/25)	7,218	6,963,584
SITE Centers Corp.
3.63%, 02/01/25 (Call 11/01/24)	3,001	2,898,374
4.25%, 02/01/26 (Call 11/01/25)	2,601	2,507,292
4.70%, 06/01/27 (Call 03/01/27)	2,763	2,668,829
Sixth Street Specialty Lending Inc., 6.95%,
08/14/28 (Call 07/14/28)(a)	2,278	2,292,387
Spirit Realty LP
2.10%, 03/15/28 (Call 01/15/28)	705	612,224
3.20%, 01/15/27 (Call 11/15/26)	1,793	1,668,780
4.45%, 09/15/26 (Call 06/15/26)(a)	1,970	1,908,687
STORE Capital Corp., 4.50%, 03/15/28
(Call 12/15/27)(a)	2,725	2,428,123
Tanger Properties LP
3.13%, 09/01/26 (Call 06/01/26)(a)	1,825	1,679,537
3.88%, 07/15/27 (Call 04/15/27)(a)	1,920	1,728,884
Trust Fibra Uno, 5.25%, 01/30/26
(Call 10/30/25)(a)(b)	1,907	1,856,791
UDR Inc.
2.95%, 09/01/26 (Call 06/01/26)(a)	2,061	1,929,004
3.50%, 07/01/27 (Call 04/01/27)	1,975	1,846,666
3.50%, 01/15/28 (Call 10/15/27)(a)	2,105	1,939,803
Ventas Realty LP
2.65%, 01/15/25 (Call 12/15/24)(a)	2,280	2,193,715
3.25%, 10/15/26 (Call 07/15/26)	2,887	2,699,269
3.50%, 02/01/25 (Call 11/01/24)(a)	4,082	3,957,903
3.85%, 04/01/27 (Call 01/01/27)	2,436	2,293,440
4.00%, 03/01/28 (Call 12/01/27)	4,815	4,491,790
4.13%, 01/15/26 (Call 10/15/25)	3,414	3,298,306
VICI Properties LP
4.38%, 05/15/25	3,336	3,248,852
4.75%, 02/15/28 (Call 01/15/28)	8,405	7,966,721
VICI Properties LP/VICI Note Co. Inc.
3.50%, 02/15/25 (Call 02/15/24)(a)(b)	4,765	4,608,279
3.75%, 02/15/27 (Call 02/15/24)(b)	4,340	4,018,536
4.25%, 12/01/26 (Call 12/01/23)(b)	9,005	8,483,892
4.50%, 09/01/26 (Call 06/01/26)(b)	3,344	3,176,467
4.50%, 01/15/28 (Call 10/15/27)(a)(b)	2,650	2,460,392
4.63%, 06/15/25 (Call 03/15/25)(b)	5,230	5,085,547
5.75%, 02/01/27 (Call 11/01/26)(a)(b)	5,024	4,944,751
Vornado Realty LP
2.15%, 06/01/26 (Call 05/01/26)(a)	2,900	2,511,102
3.50%, 01/15/25 (Call 11/15/24)	2,944	2,818,741

Schedule of Investments (unaudited) (continued)	iShares® 1-5 Year Investment Grade Corporate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Real Estate Investment Trusts (continued)
WEA Finance LLC
2.88%, 01/15/27 (Call 11/15/26)(b)	$4,781	$4,216,847
4.13%, 09/20/28 (Call 06/20/28)(b)	100	86,743
Welltower Inc., 4.00%, 06/01/25
(Call 03/01/25)(a)	8,265	8,052,589
Welltower OP LLC
2.70%, 02/15/27 (Call 12/15/26)	4,090	3,773,263
4.25%, 04/01/26 (Call 01/01/26)(a)	4,524	4,396,068
4.25%, 04/15/28 (Call 01/15/28)(a)	5,618	5,361,647
Weyerhaeuser Co.
4.75%, 05/15/26	5,195	5,116,790
6.95%, 10/01/27(a)	3,945	4,149,913
WP Carey Inc.
4.00%, 02/01/25 (Call 12/01/24)	3,090	3,023,352
4.25%, 10/01/26 (Call 07/01/26)(a)	2,338	2,253,674
		699,355,842
Retail — 1.7%
7-Eleven Inc.
0.95%, 02/10/26 (Call 01/10/26)(b)	8,402	7,636,003
1.30%, 02/10/28 (Call 12/10/27)(a)(b)	6,660	5,665,388
Advance Auto Parts Inc.
1.75%, 10/01/27 (Call 08/01/27)	455	377,928
5.90%, 03/09/26(a)	1,765	1,740,606
5.95%, 03/09/28 (Call 02/09/28)(a)	2,312	2,212,217
Alimentation Couche-Tard Inc., 3.55%, 07/26/27
(Call 04/26/27)(a)(b)	6,839	6,457,102
AutoNation Inc.
1.95%, 08/01/28 (Call 06/01/28)(a)	3,680	3,048,007
3.80%, 11/15/27 (Call 08/15/27)	2,420	2,216,944
4.50%, 10/01/25 (Call 07/01/25)	3,068	2,986,834
AutoZone Inc.
3.13%, 04/21/26 (Call 01/21/26)	2,737	2,598,558
3.25%, 04/15/25 (Call 01/15/25)(a)	2,439	2,363,751
3.63%, 04/15/25 (Call 03/15/25)(a)	3,504	3,417,078
3.75%, 06/01/27 (Call 03/01/27)	4,548	4,348,846
4.50%, 02/01/28 (Call 01/01/28)	3,095	3,016,515
5.05%, 07/15/26	3,305	3,285,869
6.25%, 11/01/28 (Call 10/01/28)(a)	2,635	2,741,081
Best Buy Co. Inc., 4.45%, 10/01/28
(Call 07/01/28)(a)	2,925	2,837,844
Costco Wholesale Corp.
1.38%, 06/20/27 (Call 04/20/27)	8,360	7,435,678
3.00%, 05/18/27 (Call 02/18/27)(a)	6,804	6,465,593
Darden Restaurants Inc., 3.85%, 05/01/27
(Call 02/01/27)	4,043	3,860,778
Dollar General Corp.
3.88%, 04/15/27 (Call 01/15/27)(a)	4,977	4,751,498
4.13%, 05/01/28 (Call 02/01/28)(a)	1,641	1,565,595
4.15%, 11/01/25 (Call 08/01/25)(a)	3,358	3,268,448
4.63%, 11/01/27 (Call 10/01/27)	4,632	4,527,995
5.20%, 07/05/28 (Call 06/05/28)(a)	2,405	2,384,105
Dollar Tree Inc.
4.00%, 05/15/25 (Call 03/15/25)	6,586	6,412,571
4.20%, 05/15/28 (Call 02/15/28)	7,723	7,344,686
El Puerto de Liverpool SAB de CV, 3.88%, 10/06/26(b)	1,085	1,026,454
Falabella SA, 3.75%, 10/30/27
(Call 07/30/27)(b)	675	575,331
Genuine Parts Co.
1.75%, 02/01/25 (Call 02/01/24)(a)	3,214	3,071,457
6.50%, 11/01/28 (Call 10/01/28)	2,490	2,580,822
	Par
Security	(000)	Value

Retail (continued)
Home Depot Inc. (The)
0.90%, 03/15/28 (Call 01/15/28)	$962	$820,084
1.50%, 09/15/28 (Call 07/15/28)	800	689,778
2.13%, 09/15/26 (Call 06/15/26)	6,693	6,222,936
2.50%, 04/15/27 (Call 02/15/27)(a)	5,125	4,760,129
2.70%, 04/15/25 (Call 04/15/24)(a)	2,670	2,587,231
2.80%, 09/14/27 (Call 06/14/27)(a)	6,564	6,123,059
2.88%, 04/15/27 (Call 03/15/27)(a)	5,134	4,825,774
3.00%, 04/01/26 (Call 01/01/26)	8,638	8,286,322
3.35%, 09/15/25 (Call 06/15/25)	6,671	6,494,995
4.00%, 09/15/25 (Call 08/15/25)	5,126	5,040,041
4.95%, 09/30/26 (Call 08/30/26)	3,125	3,130,661
Lowe's Companies Inc.
1.30%, 04/15/28 (Call 02/15/28)(a)	6,025	5,166,245
1.70%, 09/15/28 (Call 07/15/28)	9,170	7,895,018
2.50%, 04/15/26 (Call 01/15/26)	9,181	8,641,262
3.10%, 05/03/27 (Call 02/03/27)(a)	10,284	9,685,722
3.35%, 04/01/27 (Call 03/01/27)(a)	5,207	4,938,335
3.38%, 09/15/25 (Call 06/15/25)(a)	4,761	4,597,237
4.00%, 04/15/25 (Call 03/15/25)	4,865	4,768,547
4.40%, 09/08/25	6,775	6,675,799
4.80%, 04/01/26 (Call 03/01/26)	6,345	6,294,428
6.88%, 02/15/28(a)	45	47,707
McDonald's Corp.
1.45%, 09/01/25 (Call 08/01/25)	3,271	3,063,855
3.30%, 07/01/25 (Call 06/15/25)(a)	5,528	5,363,745
3.38%, 05/26/25 (Call 02/26/25)(a)	4,532	4,408,958
3.50%, 03/01/27 (Call 12/01/26)(a)	6,025	5,767,522
3.50%, 07/01/27 (Call 05/01/27)	6,819	6,488,668
3.70%, 01/30/26 (Call 10/30/25)(a)	11,645	11,318,140
3.80%, 04/01/28 (Call 01/01/28)(a)	7,237	6,920,805
4.80%, 08/14/28 (Call 07/14/28)	4,330	4,317,656
O'Reilly Automotive Inc.
3.55%, 03/15/26 (Call 12/15/25)	3,203	3,080,310
3.60%, 09/01/27 (Call 06/01/27)	5,645	5,349,524
4.35%, 06/01/28 (Call 03/01/28)(a)	1,715	1,667,149
5.75%, 11/20/26 (Call 10/20/26)	2,410	2,437,393
Ross Stores Inc.
0.88%, 04/15/26 (Call 03/15/26)	3,545	3,190,027
4.60%, 04/15/25 (Call 03/15/25)	4,660	4,602,445
Starbucks Corp.
2.00%, 03/12/27 (Call 01/12/27)	3,992	3,637,949
2.45%, 06/15/26 (Call 03/15/26)	2,659	2,496,017
3.50%, 03/01/28 (Call 12/01/27)(a)	4,349	4,096,079
3.80%, 08/15/25 (Call 06/15/25)	8,558	8,341,984
4.00%, 11/15/28 (Call 08/15/28)	395	378,561
4.75%, 02/15/26 (Call 01/15/26)	7,271	7,224,090
Target Corp.
1.95%, 01/15/27 (Call 12/15/26)(a)	7,330	6,739,589
2.25%, 04/15/25 (Call 03/15/25)	9,795	9,421,981
2.50%, 04/15/26(a)	6,704	6,386,359
TJX Companies Inc. (The), 2.25%, 09/15/26 (Call 06/15/26)	6,628	6,184,031
Vivo Energy Investments BV, 5.13%, 09/24/27 (Call 09/24/24)(b)	10	9,188
Walgreens Boots Alliance Inc., 3.45%, 06/01/26 (Call 03/01/26)	9,329	8,804,940
Walmart Inc.
3.05%, 07/08/26 (Call 05/08/26)	5,225	5,016,308
3.55%, 06/26/25 (Call 04/26/25)	2,826	2,765,981
3.70%, 06/26/28 (Call 03/26/28)(a)	870	843,761

Schedule of Investments (unaudited) (continued)	iShares® 1-5 Year Investment Grade Corporate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Retail (continued)
3.90%, 04/15/28 (Call 03/15/28)	$7,903	$7,687,331
4.00%, 04/15/26 (Call 03/15/26)	4,945	4,869,048
5.88%, 04/05/27(a)	885	925,771
		373,718,057
Savings & Loans — 0.1%
Nationwide Building Society
1.50%, 10/13/26(b)	5,604	5,001,345
2.97%, 02/16/28 (Call 02/16/27),
(1-day SOFR + 1.29%)(b)(c)	4,248	3,859,869
3.90%, 07/21/25(b)	1,311	1,273,445
4.00%, 09/14/26(a)(b)	6,476	6,103,005
4.13%, 10/18/32 (Call 10/18/27),
(5-year USD ICE Swap + 1.849%)(a)(b)(c)	3,515	3,113,935
4.30%, 03/08/29 (Call 03/08/28),
(3-mo. LIBOR US + 1.452%)(a)(b)(c)	5,835	5,458,722
4.85%, 07/27/27(b)	4,228	4,131,673
6.56%, 10/18/27 (Call 10/18/26),
(1-day SOFR + 1.910%)(b)(c)	3,200	3,246,822
		32,188,816
Semiconductors — 1.6%
Analog Devices Inc.
1.70%, 10/01/28 (Call 08/01/28)	4,765	4,124,006
2.95%, 04/01/25 (Call 03/01/25)	3,486	3,383,367
3.45%, 06/15/27 (Call 03/15/27)	1,590	1,508,739
3.50%, 12/05/26 (Call 09/05/26)	6,433	6,176,536
Applied Materials Inc.
3.30%, 04/01/27 (Call 01/01/27)	8,620	8,231,629
3.90%, 10/01/25 (Call 07/01/25)(a)	5,238	5,122,220
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.13%, 01/15/25 (Call 11/15/24)	3,802	3,694,475
3.50%, 01/15/28 (Call 10/15/27)	6,438	6,029,141
3.88%, 01/15/27 (Call 10/15/26)	19,919	19,141,292
Broadcom Inc.
1.95%, 02/15/28 (Call 12/15/27)(a)(b)	5,715	5,014,995
3.15%, 11/15/25 (Call 10/15/25)(a)	6,085	5,838,897
3.46%, 09/15/26 (Call 07/15/26)	5,087	4,855,765
4.11%, 09/15/28 (Call 06/15/28)(a)	5,610	5,360,207
Intel Corp.
1.60%, 08/12/28 (Call 06/12/28)	1,080	935,628
2.60%, 05/19/26 (Call 02/19/26)(a)	6,749	6,395,228
3.15%, 05/11/27 (Call 02/11/27)	7,077	6,695,085
3.40%, 03/25/25 (Call 02/25/25)	9,237	9,018,903
3.70%, 07/29/25 (Call 04/29/25)	15,838	15,471,633
3.75%, 03/25/27 (Call 01/25/27)	6,710	6,481,554
3.75%, 08/05/27 (Call 07/05/27)	8,245	7,938,038
4.88%, 02/10/26(a)	10,020	10,013,007
4.88%, 02/10/28 (Call 01/10/28)	16,974	16,973,388
Lam Research Corp.
3.75%, 03/15/26 (Call 01/15/26)	5,414	5,263,007
3.80%, 03/15/25 (Call 12/15/24)	4,276	4,193,402
Marvell Technology Inc.
1.65%, 04/15/26 (Call 03/15/26)	3,709	3,407,459
2.45%, 04/15/28 (Call 02/15/28)	4,290	3,783,116
4.88%, 06/22/28 (Call 03/22/28)	4,155	4,028,433
Microchip Technology Inc., 4.25%, 09/01/25 (Call 09/01/24)	8,671	8,453,831
Micron Technology Inc.
4.19%, 02/15/27 (Call 12/15/26)	6,541	6,292,391
4.98%, 02/06/26 (Call 12/06/25)	3,686	3,649,690
	Par
Security	(000)	Value

Semiconductors (continued)
5.38%, 04/15/28 (Call 03/15/28)	$4,372	$4,347,857
NVIDIA Corp.
1.55%, 06/15/28 (Call 04/15/28)(a)	3,153	2,761,322
3.20%, 09/16/26 (Call 06/16/26)(a)	7,020	6,749,861
NXP BV/NXP Funding LLC, 5.35%, 03/01/26 (Call 01/01/26)(a)	3,588	3,573,451
NXP BV/NXP Funding LLC/NXP USA Inc.
2.70%, 05/01/25 (Call 04/01/25)(a)	4,077	3,905,763
3.15%, 05/01/27 (Call 03/01/27)(a)	4,018	3,732,424
3.88%, 06/18/26 (Call 04/18/26)(a)	5,414	5,209,464
4.40%, 06/01/27 (Call 05/01/27)(a)	2,445	2,360,011
QUALCOMM Inc.
1.30%, 05/20/28 (Call 02/20/28)	1,680	1,453,321
3.25%, 05/20/27 (Call 02/20/27)(a)	13,580	12,935,763
3.45%, 05/20/25 (Call 02/20/25)(a)	9,707	9,478,006
Renesas Electronics Corp., 2.17%, 11/25/26 (Call 10/25/26)(b)	6,361	5,722,590
SK Hynix Inc.
1.50%, 01/19/26(a)(b)	7,445	6,773,633
6.38%, 01/17/28(a)(b)	6,950	7,067,775
Skyworks Solutions Inc., 1.80%, 06/01/26
(Call 05/01/26)	3,718	3,416,735
Texas Instruments Inc.
1.13%, 09/15/26 (Call 08/15/26)	3,820	3,469,813
1.38%, 03/12/25 (Call 02/12/25)	5,106	4,873,580
2.90%, 11/03/27 (Call 08/03/27)	1,020	951,488
4.60%, 02/15/28 (Call 01/15/28)	6,482	6,473,076
TSMC Arizona Corp.
1.75%, 10/25/26 (Call 09/25/26)	9,006	8,189,511
3.88%, 04/22/27 (Call 03/22/27)	5,685	5,490,814
TSMC Global Ltd.
0.75%, 09/28/25 (Call 08/28/25)(a)(b)	7,222	6,647,891
1.00%, 09/28/27 (Call 07/28/27)(b)	4,290	3,692,517
1.25%, 04/23/26 (Call 03/23/26)(a)(b)	7,991	7,284,321
1.75%, 04/23/28 (Call 02/23/28)(a)(b)	6,550	5,711,311
4.38%, 07/22/27 (Call 06/22/27)(a)(b)	3,200	3,136,284
		332,883,644
Shipbuilding — 0.0%
Huntington Ingalls Industries Inc.
2.04%, 08/16/28 (Call 06/16/28)(a)	3,320	2,837,312
3.48%, 12/01/27 (Call 09/01/27)(a)	1,980	1,842,928
3.84%, 05/01/25 (Call 04/01/25)	3,964	3,857,901
		8,538,141
Software — 2.2%
Adobe Inc.
1.90%, 02/01/25 (Call 01/01/25)	2,636	2,541,346
2.15%, 02/01/27 (Call 12/01/26)	6,205	5,741,526
3.25%, 02/01/25 (Call 11/01/24)	7,995	7,826,724
Autodesk Inc.
3.50%, 06/15/27 (Call 03/15/27)(a)	3,965	3,769,541
4.38%, 06/15/25 (Call 03/15/25)	2,766	2,722,092
Broadridge Financial Solutions Inc., 3.40%, 06/27/26 (Call 03/27/26)	3,710	3,531,472
Concentrix Corp.
6.60%, 08/02/28 (Call 07/02/28)	5,590	5,584,119
6.65%, 08/02/26 (Call 07/02/26)	5,295	5,331,621
Electronic Arts Inc., 4.80%, 03/01/26 (Call 12/01/25)(a)	3,809	3,793,001
Fidelity National Information Services Inc.
1.15%, 03/01/26 (Call 02/01/26)(a)	8,572	7,828,311

Schedule of Investments (unaudited) (continued)	iShares® 1-5 Year Investment Grade Corporate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Software (continued)
1.65%, 03/01/28 (Call 01/01/28)(a)	$5,719	$4,968,527
4.50%, 07/15/25	6,036	5,936,789
4.70%, 07/15/27 (Call 06/15/27)(a)	3,738	3,675,305
Fiserv Inc.
2.25%, 06/01/27 (Call 04/01/27)(a)	6,753	6,111,628
3.20%, 07/01/26 (Call 05/01/26)	13,498	12,812,159
3.85%, 06/01/25 (Call 03/01/25)	6,448	6,289,628
4.20%, 10/01/28 (Call 07/01/28)	5,805	5,546,032
5.38%, 08/21/28 (Call 07/21/28)	5,325	5,371,979
5.45%, 03/02/28 (Call 02/02/28)	6,573	6,627,184
Infor Inc., 1.75%, 07/15/25 (Call 06/15/25)(a)(b)	4,733	4,436,375
Intuit Inc.
0.95%, 07/15/25 (Call 06/15/25)	4,287	4,006,042
1.35%, 07/15/27 (Call 05/15/27)(a)	3,815	3,375,216
5.13%, 09/15/28 (Call 08/15/28)	8,085	8,157,408
5.25%, 09/15/26 (Call 08/15/26)	4,825	4,858,857
Microsoft Corp.
2.40%, 08/08/26 (Call 05/08/26)(a)	25,758	24,356,676
2.70%, 02/12/25 (Call 11/12/24)	18,898	18,383,353
3.13%, 11/03/25 (Call 08/03/25)	19,115	18,527,420
3.30%, 02/06/27 (Call 11/06/26)	26,813	25,800,926
3.40%, 09/15/26 (Call 06/15/26)(b)	7,379	7,125,818
3.40%, 06/15/27 (Call 03/15/27)(b)	934	894,413
Open Text Corp., 6.90%, 12/01/27 (Call 11/01/27)(b)	6,800	6,989,532
Oracle Corp.
1.65%, 03/25/26 (Call 02/25/26)(a)	18,341	16,900,521
2.30%, 03/25/28 (Call 01/25/28)(a)	13,410	11,923,849
2.50%, 04/01/25 (Call 03/01/25)	22,929	22,024,328
2.65%, 07/15/26 (Call 04/15/26)	19,636	18,394,758
2.80%, 04/01/27 (Call 02/01/27)(a)	15,743	14,618,458
2.95%, 05/15/25 (Call 02/15/25)	16,417	15,830,488
3.25%, 11/15/27 (Call 08/15/27)	20,526	19,133,837
4.50%, 05/06/28 (Call 04/06/28)(a)	5,320	5,194,627
5.80%, 11/10/25(a)	6,917	6,971,083
Roper Technologies Inc.
1.00%, 09/15/25 (Call 08/15/25)(a)	5,437	5,027,557
1.40%, 09/15/27 (Call 07/15/27)(a)	5,026	4,398,224
3.80%, 12/15/26 (Call 09/15/26)	4,736	4,565,741
3.85%, 12/15/25 (Call 09/15/25)(a)	2,644	2,566,738
4.20%, 09/15/28 (Call 06/15/28)	5,461	5,240,881
salesforce.com Inc.
1.50%, 07/15/28 (Call 05/15/28)(a)	7,670	6,677,006
3.70%, 04/11/28 (Call 01/11/28)	12,432	11,935,103
Take-Two Interactive Software Inc.
3.55%, 04/14/25	6,490	6,317,503
3.70%, 04/14/27 (Call 03/14/27)	4,542	4,326,618
4.95%, 03/28/28 (Call 02/28/28)	8,433	8,347,457
5.00%, 03/28/26(a)	5,535	5,498,187
VMware Inc.
1.40%, 08/15/26 (Call 07/15/26)	10,228	9,227,122
1.80%, 08/15/28 (Call 06/15/28)	3,430	2,941,102
3.90%, 08/21/27 (Call 05/21/27)(a)	8,364	7,970,939
4.50%, 05/15/25 (Call 04/15/25)	5,773	5,682,931
4.65%, 05/15/27 (Call 03/15/27)	3,784	3,700,057
Workday Inc., 3.50%, 04/01/27 (Call 03/01/27)	7,195	6,832,343
		465,168,478
Telecommunications — 2.5%
AT&T Inc.
1.65%, 02/01/28 (Call 12/01/27)	15,565	13,557,310
1.70%, 03/25/26 (Call 03/25/24)	20,467	18,918,329
	Par
Security	(000)	Value

Telecommunications (continued)
2.30%, 06/01/27 (Call 04/01/27)	$16,501	$15,017,349
2.95%, 07/15/26 (Call 04/15/26)(a)	3,073	2,899,824
3.80%, 02/15/27 (Call 11/15/26)	5,289	5,088,246
3.88%, 01/15/26 (Call 10/15/25)(a)	2,974	2,883,713
4.10%, 02/15/28 (Call 11/15/27)	11,845	11,361,348
4.25%, 03/01/27 (Call 12/01/26)	10,194	9,934,128
5.54%, 02/20/26 (Call 02/20/24)	5,905	5,906,458
Bharti Airtel Ltd., 4.38%, 06/10/25(a)(b)	7,093	6,952,792
Cisco Systems Inc.
2.50%, 09/20/26 (Call 06/20/26)(a)	9,697	9,139,994
2.95%, 02/28/26	5,573	5,368,415
3.50%, 06/15/25(a)	4,155	4,071,330
Deutsche Telekom International Finance BV
3.60%, 01/19/27 (Call 10/19/26)(a)(b)	1,365	1,309,418
4.38%, 06/21/28 (Call 03/21/28)(a)(b)	6,770	6,577,745
Empresa Nacional de Telecomunicaciones SA,
4.75%, 08/01/26 (Call 05/01/26)(a)(b)	3,062	2,954,945
Juniper Networks Inc., 1.20%, 12/10/25
(Call 11/10/25)	3,234	2,962,250
KT Corp., 2.50%, 07/18/26(b)	210	195,245
Motorola Solutions Inc.
4.60%, 02/23/28 (Call 11/23/27)	5,054	4,928,833
7.50%, 05/15/25	458	467,887
NBN Co. Ltd.
1.45%, 05/05/26 (Call 04/05/26)(b)	8,411	7,676,080
1.63%, 01/08/27 (Call 12/08/26)(a)(b)	7,220	6,458,371
5.75%, 10/06/28 (Call 09/06/28)(a)(b)	7,950	8,136,651
Nokia OYJ, 4.38%, 06/12/27(a)	2,174	2,058,947
NTT Finance Corp.
1.16%, 04/03/26 (Call 03/03/26)(b)	22,114	20,137,013
1.59%, 04/03/28 (Call 02/03/28)(a)(b)	9,615	8,311,445
4.24%, 07/25/25(a)(b)	4,515	4,436,240
4.37%, 07/27/27 (Call 06/27/27)(b)	2,485	2,423,022
Ooredoo International Finance Ltd.
3.75%, 06/22/26(a)(b)	1,692	1,626,970
5.00%, 10/19/25(b)	9,600	9,482,304
Rogers Communications Inc.
2.90%, 11/15/26 (Call 08/15/26)(a)	3,642	3,389,370
2.95%, 03/15/25	8,355	8,055,443
3.20%, 03/15/27 (Call 02/15/27)	9,025	8,412,634
3.63%, 12/15/25 (Call 09/15/25)	6,602	6,340,833
SK Telecom Co. Ltd., 6.63%, 07/20/27(b)	1,000	1,042,450
Sprint Capital Corp., 6.88%, 11/15/28	9,390	9,929,134
Sprint LLC
7.63%, 02/15/25 (Call 11/15/24)(a)	10,815	10,980,870
7.63%, 03/01/26 (Call 11/01/25)	11,685	12,116,632
Telefonica Emisiones SA, 4.10%, 03/08/27	10,484	10,084,882
Telstra Corp. Ltd., 3.13%, 04/07/25
(Call 01/07/25)(a)(b)	9,049	8,774,329
TELUS Corp.
2.80%, 02/16/27 (Call 11/16/26)	5,217	4,851,493
3.70%, 09/15/27 (Call 06/15/27)(a)	2,790	2,654,510
T-Mobile USA Inc.
1.50%, 02/15/26 (Call 01/15/26)	7,797	7,179,190
2.05%, 02/15/28 (Call 12/15/27)	11,310	9,948,207
2.25%, 02/15/26 (Call 02/15/24)	12,481	11,667,059
2.63%, 04/15/26 (Call 04/15/24)	8,567	8,064,280
3.50%, 04/15/25 (Call 03/15/25)	21,893	21,292,982
3.75%, 04/15/27 (Call 02/15/27)	26,469	25,235,775
4.75%, 02/01/28 (Call 02/01/24)(a)	9,150	8,968,023
4.80%, 07/15/28 (Call 06/15/28)(a)	7,671	7,557,252

Schedule of Investments (unaudited) (continued)	iShares® 1-5 Year Investment Grade Corporate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Telecommunications (continued)
4.95%, 03/15/28 (Call 02/15/28)	$8,135	$8,073,600
5.38%, 04/15/27 (Call 04/15/24)(a)	3,831	3,831,142
Verizon Communications Inc.
0.85%, 11/20/25 (Call 10/20/25)(a)	9,919	9,116,430
1.45%, 03/20/26 (Call 02/20/26)(a)	13,292	12,214,978
2.10%, 03/22/28 (Call 01/22/28)(a)	17,055	15,102,159
2.63%, 08/15/26	12,755	11,977,498
3.00%, 03/22/27 (Call 01/22/27)(a)	5,287	4,952,260
3.38%, 02/15/25	10,818	10,556,204
4.13%, 03/16/27	22,010	21,368,256
4.33%, 09/21/28(a)	30,385	29,324,611
Vodafone Group PLC
4.13%, 05/30/25	12,217	12,000,355
4.38%, 05/30/28(a)	6,110	5,990,306
		532,295,749
Toys, Games & Hobbies — 0.1%
Hasbro Inc.
3.50%, 09/15/27 (Call 06/15/27)(a)	3,435	3,190,514
3.55%, 11/19/26 (Call 09/19/26)	4,398	4,107,307
Mattel Inc.
3.38%, 04/01/26 (Call 04/01/24)(a)(b)	4,375	4,105,068
5.88%, 12/15/27 (Call 12/15/23)(a)(b)	4,905	4,823,406
		16,226,295
Transportation — 0.8%
Burlington Northern Santa Fe LLC
3.00%, 04/01/25 (Call 01/01/25)(a)	3,570	3,473,127
3.25%, 06/15/27 (Call 03/15/27)(a)	1,830	1,740,542
3.65%, 09/01/25 (Call 06/01/25)(a)	2,673	2,605,407
7.00%, 12/15/25(a)	2,173	2,254,693
Canadian National Railway Co.
2.75%, 03/01/26 (Call 12/01/25)(a)	3,843	3,660,994
6.90%, 07/15/28	270	291,110
Canadian Pacific Railway Co.
1.75%, 12/02/26 (Call 11/02/26)	5,390	4,887,361
2.90%, 02/01/25 (Call 11/01/24)	4,824	4,678,792
3.70%, 02/01/26 (Call 11/01/25)	2,315	2,228,202
4.00%, 06/01/28 (Call 03/01/28)(a)	2,270	2,164,837
CH Robinson Worldwide Inc., 4.20%, 04/15/28 (Call 01/15/28)	4,430	4,199,218
CSX Corp.
2.60%, 11/01/26 (Call 08/01/26)	3,962	3,707,498
3.25%, 06/01/27 (Call 03/01/27)	4,678	4,402,306
3.35%, 11/01/25 (Call 08/01/25)	4,418	4,260,647
3.80%, 03/01/28 (Call 12/01/27)	3,965	3,790,032
FedEx Corp.
3.25%, 04/01/26 (Call 01/01/26)	5,297	5,066,814
3.40%, 02/15/28 (Call 11/15/27)	2,460	2,301,019
4.20%, 10/17/28 (Call 07/17/28)(a)	2,220	2,126,030
JB Hunt Transport Services Inc., 3.88%, 03/01/26 (Call 01/01/26)(a)	5,331	5,171,601
Kirby Corp., 4.20%, 03/01/28 (Call 12/01/27)	285	268,880
Misc Capital Two Labuan Ltd., 3.75%, 04/06/27 (Call 03/06/27)(a)(b)	5,205	4,932,134
Norfolk Southern Corp.
2.90%, 06/15/26 (Call 03/15/26)	4,187	3,959,620
3.15%, 06/01/27 (Call 03/01/27)	940	882,929
3.65%, 08/01/25 (Call 06/01/25)(a)	2,610	2,534,923
3.80%, 08/01/28 (Call 05/01/28)	2,025	1,920,355
5.59%, 05/17/25(a)	1,576	1,578,564
7.80%, 05/15/27	2,230	2,417,823
	Par
Security	(000)	Value

Transportation (continued)
Ryder System Inc.
1.75%, 09/01/26 (Call 08/01/26)	$2,344	$2,122,183
2.85%, 03/01/27 (Call 02/01/27)	3,200	2,948,241
2.90%, 12/01/26 (Call 10/01/26)(a)	1,711	1,586,001
3.35%, 09/01/25 (Call 08/01/25)	2,955	2,841,269
4.30%, 06/15/27 (Call 05/15/27)(a)	1,500	1,443,124
4.63%, 06/01/25 (Call 05/01/25)	2,837	2,788,418
5.25%, 06/01/28 (Call 05/01/28)(a)	4,468	4,444,059
5.65%, 03/01/28 (Call 02/01/28)(a)	3,515	3,549,365
6.30%, 12/01/28 (Call 11/01/28)(a)	2,550	2,630,077
TTX Co.
3.60%, 01/15/25(b)	1,982	1,939,308
5.50%, 09/25/26 (Call 08/25/26)(b)	2,465	2,481,863
Union Pacific Corp.
2.15%, 02/05/27 (Call 12/05/26)(a)	975	894,920
2.75%, 03/01/26 (Call 12/01/25)	4,164	3,957,329
3.00%, 04/15/27 (Call 01/15/27)	4,188	3,937,917
3.25%, 01/15/25 (Call 10/15/24)	2,956	2,888,043
3.25%, 08/15/25 (Call 05/15/25)(a)	3,126	3,029,980
3.75%, 07/15/25 (Call 05/15/25)	3,677	3,595,959
3.95%, 09/10/28 (Call 06/10/28)(a)	5,235	5,062,564
4.75%, 02/21/26 (Call 01/21/26)	3,895	3,881,767
United Parcel Service Inc.
2.40%, 11/15/26 (Call 08/15/26)	822	768,169
3.05%, 11/15/27 (Call 08/15/27)(a)	6,936	6,518,654
3.90%, 04/01/25 (Call 03/01/25)	6,832	6,714,233
Walmart Inc.
1.05%, 09/17/26 (Call 08/17/26)(a)	8,042	7,308,484
1.50%, 09/22/28 (Call 07/22/28)(a)	1,100	958,305
3.95%, 09/09/27 (Call 08/09/27)(a)	8,420	8,256,668
XPO Inc., 6.25%, 06/01/28 (Call 06/01/26)(a)(b)	5,895	5,823,814
		173,876,172
Trucking & Leasing — 0.4%
DAE Funding LLC
2.63%, 03/20/25 (Call 02/20/25)(b)	8,297	7,889,036
3.38%, 03/20/28 (Call 01/20/28)(a)(b)	5,663	5,097,017
GATX Corp.
3.25%, 03/30/25 (Call 12/30/24)(a)	3,045	2,939,328
3.25%, 09/15/26 (Call 06/15/26)(a)	2,779	2,608,375
3.50%, 03/15/28 (Call 12/15/27)(a)	495	454,673
3.85%, 03/30/27 (Call 12/30/26)(a)	2,028	1,911,960
4.55%, 11/07/28 (Call 08/07/28)(a)	500	474,096
Penske Truck Leasing Co. LP/PTL Finance Corp
1.20%, 11/15/25 (Call 10/15/25)(a)(b)	5,054	4,617,990
1.70%, 06/15/26 (Call 05/15/26)(a)(b)	4,840	4,366,485
3.40%, 11/15/26 (Call 08/15/26)(b)	3,547	3,309,953
3.95%, 03/10/25 (Call 01/10/25)(a)(b)	4,584	4,471,853
4.00%, 07/15/25 (Call 06/15/25)(a)(b)	3,534	3,428,301
4.20%, 04/01/27 (Call 01/01/27)(b)	2,696	2,552,780
4.40%, 07/01/27 (Call 06/01/27)(b)	5,100	4,844,152
4.45%, 01/29/26 (Call 11/29/25)(a)(b)	3,012	2,917,988
5.55%, 05/01/28 (Call 04/01/28)(b)	4,695	4,648,371
5.70%, 02/01/28 (Call 01/01/28)(a)(b)	5,630	5,598,635
5.75%, 05/24/26 (Call 04/24/26)(a)(b)	4,375	4,359,271
5.88%, 11/15/27 (Call 10/15/27)(a)(b)	3,800	3,796,191
6.05%, 08/01/28 (Call 07/01/28)(b)	6,630	6,680,584
SMBC Aviation Capital Finance DAC
1.90%, 10/15/26 (Call 09/15/26)(a)(b)	3,801	3,408,371
2.30%, 06/15/28 (Call 04/15/28)(a)(b)	1,895	1,618,264

Schedule of Investments (unaudited) (continued)	iShares® 1-5 Year Investment Grade Corporate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Trucking & Leasing (continued)
5.45%, 05/03/28 (Call 04/03/28)(b)	$5,440	$5,356,557
		87,350,231
Venture Capital — 0.0%
Hercules Capital Inc.
2.63%, 09/16/26 (Call 08/16/26)(a)	2,693	2,373,156
3.38%, 01/20/27 (Call 12/20/26)(a)	2,365	2,105,824
		4,478,980
Water — 0.0%
American Water Capital Corp.
2.95%, 09/01/27 (Call 06/01/27)(a)	4,307	3,996,082
3.00%, 12/01/26 (Call 09/01/26)	195	183,175
3.40%, 03/01/25 (Call 12/01/24)(a)	4,210	4,099,710
3.75%, 09/01/28 (Call 06/01/28)	1,150	1,082,763
United Utilities PLC, 6.88%, 08/15/28	1,000	1,064,920
		10,426,650

Total Corporate Bonds & Notes — 98.3%
(Cost: $21,856,188,889)		21,034,478,419

Foreign Government Obligations(f)

Japan — 0.0%
Development Bank of Japan Inc., 1.75%, 02/18/25(b)	1,225	1,174,089

Panama — 0.0%
Banco Latinoamericano de Comercio Exterior SA, 2.38%, 09/14/25 (Call 08/15/25)(b)	5,960	5,548,819

South Korea — 0.4%
Korea Electric Power Corp.
1.13%, 06/15/25(a)(b)	3,127	2,930,554
3.63%, 06/14/25(b)	3,345	3,259,336
4.00%, 06/14/27(b)	2,860	2,749,360
5.38%, 04/06/26(a)(b)	4,270	4,271,843
5.50%, 04/06/28(b)	3,045	3,085,855
7.00%, 02/01/27 (Call 02/01/24)(a)	2,269	2,384,077
Korea Gas Corp.
1.13%, 07/13/26(a)(b)	4,676	4,204,807
2.25%, 07/18/26(a)(b)	2,865	2,653,245
3.13%, 07/20/27(a)(b)	1,090	1,019,396
3.50%, 07/02/26(a)(b)	4,470	4,277,161
3.88%, 07/13/27(a)(b)	3,305	3,168,609
4.88%, 07/05/28(a)(b)	4,080	4,044,193
Korea Housing Finance Corp., 4.63%, 02/24/28(b)	4,175	4,092,813
Korea Hydro & Nuclear Power Co. Ltd.
1.25%, 04/27/26(b)	4,255	3,863,417
3.13%, 07/25/27(b)	3,048	2,848,675
4.25%, 07/27/27(b)	3,550	3,444,498
5.00%, 07/18/28(a)(b)	3,970	3,945,429
	Par
Security	(000)	Value

South Korea (continued)
Korea National Oil Corp.
0.88%, 10/05/25(b)	$370	$340,459
1.25%, 04/07/26(b)	3,000	2,731,909
1.75%, 04/18/25(a)(b)	5,000	4,754,924
2.13%, 04/18/27(b)	5,000	4,530,122
2.50%, 10/24/26(a)(b)	4,609	4,260,591
2.63%, 04/14/26(b)	1,966	1,848,175
3.25%, 10/01/25(b)	1,734	1,669,100
3.38%, 03/27/27(b)	3,000	2,835,209
4.75%, 04/03/26(b)	2,000	1,973,379
4.88%, 04/03/28(b)	3,000	2,968,060
		84,155,196

Total Foreign Government Obligations — 0.4%
(Cost: $94,885,780)		90,878,104
Total Long-Term Investments — 98.7%
(Cost: $21,951,074,669)		21,125,356,523

	Shares

Short-Term Securities

Money Market Funds — 4.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.54%(g)(h)(i)	1,040,808,619	1,041,329,024
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.34%(g)(h)	5,260,000	5,260,000

Total Short-Term Securities — 4.9%
(Cost: $1,045,879,548)		1,046,589,024

Total Investments — 103.6%
(Cost: $22,996,954,217)		22,171,945,547

Liabilities in Excess of Other Assets — (3.6)%		(778,896,020)

Net Assets — 100.0%		$21,393,049,527

(a)	All or a portion of this security is on loan.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(d)	Perpetual security with no stated maturity date.
(e)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(f)	U.S. dollar denominated security issued by foreign domiciled entity.
(g)	Affiliate of the Fund.
(h)	Annualized 7-day yield as of period end.
(i)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® 1-5 Year Investment Grade Corporate Bond ETF
November 30, 2023

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/28/23	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/23	Shares Held at 11/30/23	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$1,565,570,896	$—	$(524,066,712	)(a)	$157,311	$(332,471)	$1,041,329,024	1,040,808,619	$4,641,469	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	41,030,000	—	(35,770,000	)(a)	—	—	5,260,000	5,260,000	2,124,718		—
					$157,311	$(332,471)	$1,046,589,024		$6,766,187		$—

(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$21,034,478,419	$—	$21,034,478,419
Foreign Government Obligations	—	90,878,104	—	90,878,104
Short-Term Securities
Money Market Funds	1,046,589,024	—	—	1,046,589,024
	$1,046,589,024	$21,125,356,523	$—	$22,171,945,547

Portfolio Abbreviation

CMT	Constant Maturity Treasury	REIT	Real Estate Investment Trust
JSC	Joint Stock Company	SOFR	Secured Overnight Financing Rate
LIBOR	London Interbank Offered Rate
PJSC	Public Joint Stock Company